UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 11 of its series:

Wells Fargo Capital Growth Fund, Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Growth Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Low Volatility U.S. Equity Fund, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund;

Date of reporting period: January 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

January 31, 2018

Wells Fargo Capital Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Capital Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

While investing in stocks and bonds generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Capital Growth Fund for the six-month period that ended January 31, 2018. While investing in stocks generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend. U.S. and international stocks delivered similar results, with returns of 15.43% and 13.50%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays Global Aggregate ex-USD Index3 earned 4.50%. In the U.S., fixed-income investments, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index4, fell 0.35% and the Bloomberg Barclays Municipal Bond Index5 declined 0.19%.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the late summer of 2017 as they were subject to the same positive economic conditions that influenced their advances during first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets were supported by improved economic growth. Advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017 but continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

In the U.S., Federal Reserve (Fed) officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued an upward trajectory. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Capital Growth Fund	3

Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Capital Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Christopher J. Warner, CFA®

Average annual total returns (%) as of January 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFCGX)	7-31-2007	32.25	15.13	8.29	40.27	16.51	8.94	1.24	1.11
Class C (WFCCX)	7-31-2007	38.18	15.63	8.12	39.18	15.63	8.12	1.99	1.86
Class R6 (WFCRX)	11-30-2012	–	–	–	40.92	17.07	9.47	0.81	0.60
Administrator Class (WFCDX)	6-30-2003	–	–	–	40.42	16.70	9.17	1.16	0.94
Institutional Class (WWCIX)	4-8-2005	–	–	–	40.82	17.00	9.44	0.91	0.70
Russell 1000® Growth Index[4]	–	–	–	–	34.89	17.95	11.65	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Capital Growth Fund	5

Ten largest holdings (%) as of January 31, 2018[5]
Amazon.com Incorporated	7.29
Microsoft Corporation	6.38
Alphabet Incorporated Class A	6.08
Visa Incorporated Class A	4.69
UnitedHealth Group Incorporated	4.61
Waste Connections Incorporated	2.79
The Home Depot Incorporated	2.70
Facebook Incorporated Class A	2.56
Salesforce.com Incorporated	2.54
FleetCor Technologies Incorporated	2.17

Sector distribution as of January 31, 2018[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Capital Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,197.45	$5.87	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class C
Actual	$1,000.00	$1,192.56	$10.00	1.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.08	$9.20	1.81%
Class R6
Actual	$1,000.00	$1,199.82	$3.33	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Administrator Class
Actual	$1,000.00	$1,198.08	$5.21	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79	0.94%
Institutional Class
Actual	$1,000.00	$1,199.59	$3.88	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Capital Growth Fund	7

Security name	Shares	Value

Common Stocks: 95.71%

Consumer Discretionary: 14.24%

Auto Components: 1.40%
Aptiv plc	30,950	$2,936,531

Automobiles: 1.03%
Ferrari NV	18,050	2,156,975

Internet & Direct Marketing Retail: 9.11%
Amazon.com Incorporated †	10,555	15,314,144
Netflix Incorporated †	14,150	3,824,745

		19,138,889

Specialty Retail: 2.70%
The Home Depot Incorporated	28,233	5,672,010

Consumer Staples: 2.06%

Beverages: 1.10%
Monster Beverage Corporation †	34,050	2,323,232

Food Products: 0.96%
Lamb Weston Holdings Incorporated	34,350	2,012,910

Energy: 0.98%

Oil, Gas & Consumable Fuels: 0.98%
Pioneer Natural Resources Company	11,200	2,048,592

Financials: 5.44%

Capital Markets: 5.44%
Intercontinental Exchange Incorporated	60,325	4,454,398
Raymond James Financial Incorporated	43,550	4,197,785
S&P Global Incorporated	15,363	2,782,239

		11,434,422

Health Care: 14.45%

Biotechnology: 3.62%
Celgene Corporation †	30,450	3,080,322
Exelixis Incorporated †	77,350	2,344,479
Incyte Corporation †	10,750	970,618
Regeneron Pharmaceuticals Incorporated †	3,300	1,209,945

		7,605,364

Health Care Equipment & Supplies: 6.22%
Baxter International Incorporated	37,150	2,675,915
Boston Scientific Corporation †	115,000	3,215,400
Edwards Lifesciences Corporation †	25,450	3,221,461
Hologic Incorporated †	92,700	3,958,290

		13,071,066

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Capital Growth Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Health Care Providers & Services: 4.61%
UnitedHealth Group Incorporated	40,900	$9,684,302

Industrials: 9.30%

Aerospace & Defense: 2.74%
BWX Technologies Incorporated	35,000	2,220,400
Northrop Grumman Corporation	10,400	3,541,512

		5,761,912

Commercial Services & Supplies: 4.41%
Cintas Corporation	20,250	3,411,113
Waste Connections Incorporated	81,530	5,855,485

		9,266,598

Electrical Equipment: 1.11%
Rockwell Automation Incorporated	11,850	2,337,887

Professional Services: 1.04%
TransUnion †	36,573	2,170,973

Information Technology: 42.24%

Internet Software & Services: 12.06%
Alphabet Incorporated Class A †	10,808	12,777,434
Facebook Incorporated Class A †	28,824	5,386,917
MercadoLibre Incorporated	7,600	2,941,960
Tencent Holdings Limited ADR	71,300	4,218,821

		25,325,132

IT Services: 12.42%
Black Knight Incorporated †	43,500	2,153,250
Fidelity National Information Services Incorporated	28,550	2,922,378
First Data Corporation Class A †	121,350	2,147,895
FleetCor Technologies Incorporated †	21,500	4,568,750
PayPal Holdings Incorporated †	23,600	2,013,552
Total System Services Incorporated	27,300	2,425,878
Visa Incorporated Class A	79,283	9,849,327

		26,081,030

Semiconductors & Semiconductor Equipment: 2.89%
Broadcom Limited	16,750	4,154,503
Infineon Technologies AG ADR	66,050	1,926,216

		6,080,719

Software: 14.87%
Activision Blizzard Incorporated	45,700	3,387,741
Electronic Arts Incorporated †	24,200	3,072,432
Microsoft Corporation	141,150	13,410,662
Nintendo Company Limited	62,650	3,576,062
Salesforce.com Incorporated †	46,930	5,345,796

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Capital Growth Fund	9

Security name		Shares	Value

Software (continued)
ServiceNow Incorporated †		16,480	$2,453,378

			31,246,071

Materials: 6.10%

Chemicals: 4.03%
Air Products & Chemicals Incorporated		24,550	4,133,484
The Sherwin-Williams Company		10,400	4,337,944

			8,471,428

Construction Materials: 2.07%
Vulcan Materials Company		32,050	4,339,570

Real Estate: 0.90%

Equity REITs: 0.90%
SBA Communications Corporation †		10,800	1,884,600

Total Common Stocks (Cost $118,958,320)			201,050,213

	Yield
Short-Term Investments: 4.42%

Investment Companies: 4.42%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.24%	9,290,514	9,290,514

Total Short-Term Investments (Cost $9,290,514)			9,290,514

Total investments in securities (Cost $128,248,834)	100.13%	210,340,727
Other assets and liabilities, net	(0.13)	(279,843)

Total net assets	100.00%	$210,060,884

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	3,766,873	48,403,654	42,880,013	9,290,514	$0	$0	$44,820	$9,290,514	4.42%
Affiliated securities no longer held at end of the period	695,935	64,513,125	65,209,060	0	0	0	8,332	0

					$0	$0	$53,152	$9,290,514	4.42%

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Capital Growth Fund	Statement of assets and liabilities—January 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $118,958,320)	$201,050,213
Investments in affiliated securities, at value (cost $9,290,514)	9,290,514
Receivable for Fund shares sold	79,822
Receivable for dividends	13,594
Receivable for securities lending income	302
Prepaid expenses and other assets	81,710

Total assets	210,516,155

Liabilities
Payable for Fund shares redeemed	294,598
Management fee payable	82,682
Administration fees payable	20,653
Trustees’ fees and expenses payable	2,574
Distribution fee payable	2,100
Accrued expenses and other liabilities	52,664

Total liabilities	455,271

Total net assets	$210,060,884

NET ASSETS CONSIST OF
Paid-in capital	$91,526,588
Accumulated net investment loss	(172,900)
Accumulated net realized gains on investments	36,615,303
Net unrealized gains on investments	82,091,893

Total net assets	$210,060,884

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$85,031,677
Shares outstanding – Class A1	4,696,533
Net asset value per share – Class A	$18.11
Maximum offering price per share – Class A2	$19.21
Net assets – Class C	$3,354,277
Shares outstanding – Class C1	214,058
Net asset value per share – Class C	$15.67
Net assets – Class R6	$92,408,449
Shares outstanding – Class R6[1]	4,508,772
Net asset value per share – Class R6	$20.50
Net assets – Administrator Class	$8,429,549
Shares outstanding – Administrator Class[1]	428,059
Net asset value per share – Administrator Class	$19.69
Net assets – Institutional Class	$20,836,931
Shares outstanding – Institutional Class[1]	1,021,654
Net asset value per share – Institutional Class	$20.40

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2018 (unaudited)	Wells Fargo Capital Growth Fund	11

Investment income
Dividends (net of foreign withholding taxes of $4,901)	$848,515
Income from affiliated securities	53,152

Total investment income	901,667

Expenses
Management fee	873,221
Administration fees
Class A	80,117
Class C	3,164
Class R4	4 [1]
Class R6	19,595
Administrator Class	11,727
Institutional Class	13,968
Shareholder servicing fees
Class A	95,377
Class C	3,767
Class R4	5 [1]
Administrator Class	22,551
Distribution fee
Class C	11,300
Custody and accounting fees	4,839
Professional fees	25,493
Registration fees	41,740
Shareholder report expenses	16,083
Trustees’ fees and expenses	12,611
Other fees and expenses	3,954

Total expenses	1,239,516
Less: Fee waivers and/or expense reimbursements	(255,893)

Net expenses	983,623

Net investment loss	(81,956)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	46,718,258
Net change in unrealized gains (losses) on investments	(4,909,149)

Net realized and unrealized gains (losses) on investments	41,809,109

Net increase in net assets resulting from operations	$41,727,153

[1]	For the period from August 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R4 shares were liquidated and the class was subsequently closed. Class R4 shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Capital Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2018 (unaudited)		Year ended July 31, 2017

Operations
Net investment income (loss)		$(81,956)		$164,681
Net realized gains on investments		46,718,258		31,756,709
Net change in unrealized gains (losses) on investments		(4,909,149)		15,387,708

Net increase in net assets resulting from operations		41,727,153		47,309,098

Distributions to shareholders from
Net investment income
Class A		0		(97,914)
Class R4		0 [1]		(38)
Class R6		0		(412,002)
Administrator Class		0		(39,091)
Institutional Class		0		(65,942)
Net realized gains
Class A		(10,659,612)		(1,953,165)
Class C		(475,651)		(101,375)
Class R4		(1,544)[1]		(384)
Class R6		(16,512,790)		(3,243,150)
Administrator Class		(2,322,996)		(611,585)
Institutional Class		(2,869,464)		(616,477)

Total distributions to shareholders		(32,842,057)		(7,141,123)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	210,756	3,612,385	198,409	3,094,087
Class C	28,417	416,910	32,238	431,568
Class R6	334,864	6,360,944	877,107	15,875,391
Administrator Class	79,354	1,466,324	166,111	2,827,992
Institutional Class	102,057	1,961,241	929,940	16,102,051

		13,817,804		38,331,089

Reinvestment of distributions
Class A	642,270	10,449,869	137,411	2,007,306
Class C	30,860	437,693	6,718	87,332
Class R4	0 [1]	0 [1]	26	422
Class R6	905,002	16,500,487	225,598	3,655,152
Administrator Class	131,868	2,308,838	41,308	647,990
Institutional Class	155,432	2,828,945	41,696	673,156

		32,525,832		7,071,358

Payment for shares redeemed
Class A	(284,780)	(4,892,438)	(1,344,184)	(20,771,420)
Class C	(30,550)	(459,518)	(105,879)	(1,470,006)
Class R4	(974)[1]	(18,521)[1]	0	0
Class R6	(4,799,131)	(92,142,433)	(1,450,824)	(24,773,295)
Administrator Class	(1,009,465)	(18,886,334)	(898,996)	(14,559,948)
Institutional Class	(503,697)	(9,446,328)	(1,125,342)	(19,712,480)

		(125,845,572)		(81,287,149)

Net decrease in net assets resulting from capital share transactions		(79,501,936)		(35,884,702)

Total increase (decrease) in net assets		(70,616,840)		4,283,273

Net assets
Beginning of period		280,677,724		276,394,451

End of period		$210,060,884		$280,677,724

Overdistributed/accumulated net investment income (loss)		$(172,900)		$(90,944)

[1]	For the period from August 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R4 shares were liquidated and the class was subsequently closed. Class R4 shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Capital Growth Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$17.56	$15.12	$17.38	$21.31	$19.87	$16.74
Net investment income (loss)	(0.03)[1]	(0.03)[1]	(0.03)[1]	(0.07)[1]	(0.10)[1]	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	3.11	2.90	0.04	2.09	3.79	3.43

Total from investment operations	3.08	2.87	0.01	2.02	3.69	3.43
Distributions to shareholders from
Net investment income	0.00	(0.02)	0.00	0.00	(0.02)	0.00
Net realized gains	(2.53)	(0.41)	(2.27)	(5.95)	(2.23)	(0.30)

Total distributions to shareholders	(2.53)	(0.43)	(2.27)	(5.95)	(2.25)	(0.30)
Net asset value, end of period	$18.11	$17.56	$15.12	$17.38	$21.31	$19.87
Total return[3]	19.74%	19.52%	0.75%	11.00%	19.09%	20.85%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.24%	1.24%	1.27%	1.26%	1.26%
Net expenses	1.06%	1.06%	1.06%	1.11%	1.11%	1.14%
Net investment income (loss)	(0.37)%	(0.21)%	(0.18)%	(0.39)%	(0.46)%	0.01%
Supplemental data
Portfolio turnover rate	23%	59%	85%	114%	94%	107%
Net assets, end of period (000s omitted)	$85,032	$72,511	$77,648	$17,126	$18,561	$16,390

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.58	$13.54	$15.92	$20.12	$18.98	$16.12
Net investment loss	(0.09)[1]	(0.13)[1]	(0.13)[1]	(0.20)[1]	(0.24)[1]	(0.13)[1]
Net realized and unrealized gains (losses) on investments	2.71	2.58	0.02	1.95	3.61	3.29

Total from investment operations	2.62	2.45	(0.11)	1.75	3.37	3.16
Distributions to shareholders from
Net realized gains	(2.53)	(0.41)	(2.27)	(5.95)	(2.23)	(0.30)
Net asset value, end of period	$15.67	$15.58	$13.54	$15.92	$20.12	$18.98
Total return[2]	19.26%	18.65%	0.00%	10.15%	18.21%	19.97%
Ratios to average net assets (annualized)
Gross expenses	2.00%	1.99%	1.99%	2.02%	2.01%	2.01%
Net expenses	1.81%	1.81%	1.81%	1.86%	1.86%	1.89%
Net investment loss	(1.13)%	(0.95)%	(0.98)%	(1.14)%	(1.20)%	(0.73)%
Supplemental data
Portfolio turnover rate	23%	59%	85%	114%	94%	107%
Net assets, end of period (000s omitted)	$3,354	$2,888	$3,415	$4,212	$4,628	$4,503

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Capital Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R6		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$19.52	$16.70	$18.87	$22.56	$20.85	$18.22
Net investment income	0.01 [2]	0.04	0.04 [2]	0.02	0.00 [2,3]	0.07
Net realized and unrealized gains (losses) on investments	3.50	3.24	0.06	2.24	4.00	2.95

Total from investment operations	3.51	3.28	0.10	2.26	4.00	3.02
Distributions to shareholders from
Net investment income	0.00	(0.05)	0.00	0.00	(0.06)	(0.09)
Net realized gains	(2.53)	(0.41)	(2.27)	(5.95)	(2.23)	(0.30)

Total distributions to shareholders	(2.53)	(0.46)	(2.27)	(5.95)	(2.29)	(0.39)
Net asset value, end of period	$20.50	$19.52	$16.70	$18.87	$22.56	$20.85
Total return[4]	19.98%	20.18%	1.20%	11.54%	19.71%	16.99%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.81%	0.79%	0.78%	0.79%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.14%	0.23%	0.23%	0.11%	0.01%	0.52%
Supplemental data
Portfolio turnover rate	23%	59%	85%	114%	94%	107%
Net assets, end of period (000s omitted)	$92,408	$157,462	$140,581	$153,009	$142,754	$58

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.87	$16.20	$18.43	$22.22	$20.61	$17.32
Net investment income (loss)	(0.02)[1]	(0.01)[1]	(0.01)[1]	(0.03)[1]	(0.05)[1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	3.37	3.12	0.05	2.19	3.93	3.55

Total from investment operations	3.35	3.11	0.04	2.16	3.88	3.59
Distributions to shareholders from
Net investment income	0.00	(0.03)	0.00	0.00	(0.04)	0.00
Net realized gains	(2.53)	(0.41)	(2.27)	(5.95)	(2.23)	(0.30)

Total distributions to shareholders	(2.53)	(0.44)	(2.27)	(5.95)	(2.27)	(0.30)
Net asset value, end of period	$19.69	$18.87	$16.20	$18.43	$22.22	$20.61
Total return[2]	19.81%	19.68%	0.88%	11.22%	19.35%	21.15%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.16%	1.16%	1.11%	1.09%	1.09%
Net expenses	0.94%	0.94%	0.93%	0.90%	0.90%	0.91%
Net investment income (loss)	(0.19)%	(0.04)%	(0.09)%	(0.16)%	(0.24)%	0.24%
Supplemental data
Portfolio turnover rate	23%	59%	85%	114%	94%	107%
Net assets, end of period (000s omitted)	$8,430	$23,144	$31,064	$34,886	$67,830	$63,786

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Capital Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$19.44	$16.65	$18.84	$22.54	$20.84	$17.56
Net investment income	0.00 [1,2]	0.02 [1]	0.03 [1]	0.02 [1]	0.01 [1]	0.09 [1]
Net realized and unrealized gains (losses) on investments	3.49	3.22	0.05	2.23	4.00	3.58

Total from investment operations	3.49	3.24	0.08	2.25	4.01	3.67
Distributions to shareholders from
Net investment income	0.00	(0.04)	0.00	0.00	(0.08)	(0.09)
Net realized gains	(2.53)	(0.41)	(2.27)	(5.95)	(2.23)	(0.30)

Total distributions to shareholders	(2.53)	(0.45)	(2.27)	(5.95)	(2.31)	(0.39)
Net asset value, end of period	$20.40	$19.44	$16.65	$18.84	$22.54	$20.84
Total return[3]	19.96%	20.00%	1.09%	11.50%	19.76%	21.42%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	0.91%	0.84%	0.82%	0.82%
Net expenses	0.70%	0.70%	0.68%	0.65%	0.65%	0.67%
Net investment income	0.02%	0.13%	0.16%	0.09%	0.05%	0.46%
Supplemental data
Portfolio turnover rate	23%	59%	85%	114%	94%	107%
Net assets, end of period (000s omitted)	$20,837	$24,653	$23,670	$22,578	$49,816	$331,310

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Capital Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Capital Growth Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on November 13, 2017, Class R4 shares were liquidated and the class was subsequently closed. Class R4 shares are no longer offered by the Fund. Information for Class R4 shares reflected in the financial statements represents activity through November 13, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to financial statements (unaudited)	Wells Fargo Capital Growth Fund	19

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $128,286,757 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$82,806,573
Gross unrealized losses	(752,603)
Net unrealized gains	$82,053,970

As of July 31, 2017, the Fund had a qualified late-year ordinary loss of $90,944 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

20	Wells Fargo Capital Growth Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$29,904,405	$0	$0	$29,904,405
Consumer staples	4,336,142	0	0	4,336,142
Energy	2,048,592	0	0	2,048,592
Financials	11,434,422	0	0	11,434,422
Health care	30,360,732	0	0	30,360,732
Industrials	19,537,370	0	0	19,537,370
Information technology	88,732,952	0	0	88,732,952
Materials	12,810,998	0	0	12,810,998
Real estate	1,884,600	0	0	1,884,600

Short-term investments
Investment companies	9,290,514	0	0	9,290,514
Total assets	$210,340,727	$0	$0	$210,340,727

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2018, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Capital Growth Fund	21

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 0.60% for R6 shares, 0.94% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2018, Funds Distributor received $1,657 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C for the six months ended January 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 was charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2018 were $55,281,177 and $169,850,989, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended January 31, 2018, there were no borrowings by the Fund under the agreement.

22	Wells Fargo Capital Growth Fund	Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Capital Growth Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Capital Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Capital Growth Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

26	Wells Fargo Capital Growth Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Capital Growth Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309111 03-18 SA200/SAR200 01-18

Semi-Annual Report

January 31, 2018

Wells Fargo Disciplined U.S. Core Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Disciplined U.S. Core Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

While investing in stocks and bonds generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Disciplined U.S. Core Fund for the six-month period that ended January 31, 2018. While investing in stocks generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend. U.S. and international stocks delivered similar results, with returns of 15.43% and 13.50%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays Global Aggregate ex-USD Index3 earned 4.50%. In the U.S., fixed-income investments, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index4, fell 0.35% and the Bloomberg Barclays Municipal Bond Index5 declined 0.19%.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the late summer of 2017 as they were subject to the same positive economic conditions that influenced their advances during first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets were supported by improved economic growth. Advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017 but continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

In the U.S., Federal Reserve (Fed) officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued an upward trajectory. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Disciplined U.S. Core Fund	3

Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Disciplined U.S. Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Justin Carr, CFA®

Greg W. Golden, CFA®

Average annual total returns (%) as of January 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVSAX)	2-28-1990	17.83	14.72	8.99	24.98	16.09	9.64	0.85	0.85
Class C (EVSTX)	6-30-1999	23.12	15.23	8.83	24.12	15.23	8.83	1.60	1.60
Class R (EVSHX)	9-30-2015	–	–	–	24.70	15.80	9.35	1.10	1.10
Class R6 (EVSRX)	9-30-2015	–	–	–	25.59	16.59	10.07	0.42	0.42
Administrator Class (EVSYX)	2-21-1995	–	–	–	25.13	16.25	9.84	0.77	0.74
Institutional Class (EVSIX)	7-30-2010	–	–	–	25.41	16.55	10.05	0.52	0.48
S&P 500 Index[4]	–	–	–	–	26.41	15.91	9.78	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Disciplined U.S. Core Fund	5

Ten largest holdings (%) as of January 31, 2018[5]
Microsoft Corporation	3.63
Apple Incorporated	3.59
Berkshire Hathaway Incorporated Class B	2.11
Johnson & Johnson	2.07
Exxon Mobil Corporation	2.04
Amazon .com Incorporated	2.03
Facebook Incorporated Class A	1.94
Alphabet Incorporated Class C	1.86
JPMorgan Chase & Company	1.85
Alphabet Incorporated Class A	1.81

Sector distribution as of January 31, 2018[6]

[1]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect higher expenses applicable to Class R shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.87% for Class A, 1.62% for Class C, 1.12% for Class R, 0.43% for Class R6, 0.74% for Administrator Class, and 0.48% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Disciplined U.S. Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,149.40	$4.55	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class C
Actual	$1,000.00	$1,145.50	$8.60	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.19	$8.08	1.59%
Class R
Actual	$1,000.00	$1,148.05	$5.90	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55	1.09%
Class R6
Actual	$1,000.00	$1,152.21	$2.17	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class
Actual	$1,000.00	$1,150.24	$4.01	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Institutional Class
Actual	$1,000.00	$1,151.08	$2.60	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	7

Security name	Shares	Value

Common Stocks: 98.97%

Consumer Discretionary: 11.43%

Automobiles: 0.63%
Ford Motor Company	784,696	$8,608,115

Hotels, Restaurants & Leisure: 1.47%
Carnival Corporation	116,168	8,318,790
Penn National Gaming Incorporated †	154,677	4,935,743
Royal Caribbean Cruises Limited	31,683	4,231,265
Starbucks Corporation	44,610	2,534,294

		20,020,092

Internet & Direct Marketing Retail: 2.52%
Amazon.com Incorporated †	19,098	27,709,097
Nutrisystem Incorporated	156,558	6,771,134

		34,480,231

Media: 3.36%
Comcast Corporation Class A	454,262	19,319,763
News Corporation Class A	156,482	2,677,407
The Walt Disney Company	129,863	14,112,212
Time Warner Incorporated	47,202	4,500,711
Twenty-First Century Fox Incorporated Class A	141,753	5,230,686

		45,840,779

Multiline Retail: 0.68%
Big Lots Stores Incorporated	73,165	4,446,969
Kohl’s Corporation	32,550	2,108,264
Macy’s Incorporated	104,796	2,719,456

		9,274,689

Specialty Retail: 2.77%
Best Buy Company Incorporated	129,083	9,430,804
GameStop Corporation Class A «	206,383	3,469,298
The Home Depot Incorporated	107,464	21,589,518
The TJX Companies Incorporated	42,055	3,377,858

		37,867,478

Consumer Staples: 7.11%

Beverages: 1.17%
Molson Coors Brewing Company Class B	96,275	8,089,026
The Coca-Cola Company	166,802	7,938,107

		16,027,133

Food & Staples Retailing: 3.09%
CVS Health Corporation	159,900	12,582,531
The Kroger Company	165,541	5,025,825
Wal-Mart Stores Incorporated	160,141	17,071,031

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Incorporated	100,316	$7,549,782

		42,229,169

Food Products: 1.11%
Sanderson Farms Incorporated	51,173	6,493,854
Tyson Foods Incorporated Class A	113,332	8,625,699

		15,119,553

Household Products: 0.67%
Kimberly-Clark Corporation	28,800	3,369,600
The Procter & Gamble Company	67,332	5,813,445

		9,183,045

Tobacco: 1.07%
Altria Group Incorporated	206,970	14,558,270

Energy: 6.61%

Energy Equipment & Services: 0.99%
Schlumberger Limited	183,935	13,533,937

Oil, Gas & Consumable Fuels: 5.62%
Chevron Corporation	167,770	21,029,970
ConocoPhillips	80,582	4,739,027
Exxon Mobil Corporation	318,812	27,832,288
Kinder Morgan Incorporated	526,080	9,458,918
Marathon Petroleum Corporation	44,374	3,073,787
Valero Energy Corporation	109,517	10,510,346

		76,644,336

Financials: 14.22%

Banks: 5.92%
Bank of America Corporation	535,842	17,146,944
Citigroup Incorporated	246,727	19,363,135
Comerica Incorporated	31,771	3,025,235
JPMorgan Chase & Company	218,250	25,244,978
People’s United Financial Incorporated	167,370	3,292,168
PNC Financial Services Group Incorporated	26,449	4,179,471
Popular Incorporated	103,136	4,191,447
Regions Financial Corporation	228,380	4,391,747

		80,835,125

Capital Markets: 1.94%
Bank of New York Mellon Corporation	117,731	6,675,348
BGC Partners Incorporated	476,567	6,819,674
Invesco Limited	57,456	2,075,885
Morgan Stanley	140,071	7,921,015
State Street Corporation	26,551	2,925,124

		26,417,046

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	9

Security name	Shares	Value

Consumer Finance: 0.47%
Synchrony Financial	162,230	$6,437,286

Diversified Financial Services: 2.11%
Berkshire Hathaway Incorporated Class B †	134,418	28,816,531

Insurance: 3.56%
AFLAC Incorporated	102,940	9,079,308
American Equity Investment Life Holding Company	125,713	4,148,529
Assured Guaranty Limited	202,365	7,202,170
FNF Group	71,840	2,800,323
MetLife Incorporated	208,060	10,001,444
Principal Financial Group Incorporated	75,113	5,077,639
Prudential Financial Incorporated	23,621	2,806,647
The Progressive Corporation	137,156	7,420,140

		48,536,200

Thrifts & Mortgage Finance: 0.22%
MGIC Investment Corporation †	203,072	3,009,527

Health Care: 14.75%

Biotechnology: 3.21%
AbbVie Incorporated	170,201	19,099,956
Amgen Incorporated	70,099	13,041,919
Gilead Sciences Incorporated	138,693	11,622,473

		43,764,348

Health Care Equipment & Supplies: 2.49%
Abbott Laboratories	233,906	14,539,597
Baxter International Incorporated	143,214	10,315,704
Medtronic plc	106,749	9,168,672

		34,023,973

Health Care Providers & Services: 3.58%
Anthem Incorporated	22,912	5,678,739
Cigna Corporation	13,977	2,912,108
Humana Incorporated	29,165	8,219,572
Magellan Health Services Incorporated †	38,385	3,823,146
McKesson Corporation	48,212	8,142,043
UnitedHealth Group Incorporated	84,757	20,068,762

		48,844,370

Pharmaceuticals: 5.47%
Bristol-Myers Squibb Company	134,287	8,406,366
Eli Lilly & Company	47,540	3,872,133
Johnson & Johnson	204,185	28,216,325
Merck & Company Incorporated	275,510	16,323,968
Pfizer Incorporated	482,710	17,879,578

		74,698,370

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Industrials: 9.77%

Aerospace & Defense: 1.75%
The Boeing Company	57,156	$20,254,372
United Technologies Corporation	26,892	3,711,365

		23,965,737

Air Freight & Logistics: 1.12%
FedEx Corporation	16,742	4,394,440
United Parcel Service Incorporated Class B	86,030	10,953,340

		15,347,780

Airlines: 1.73%
Copa Holdings SA Class A	30,085	4,161,658
Delta Air Lines Incorporated	162,098	9,202,303
Hawaiian Holdings Incorporated †	161,150	6,018,953
United Continental Holdings Incorporated †	61,792	4,190,733

		23,573,647

Commercial Services & Supplies: 1.15%
Tetra Tech Incorporated	60,009	2,982,447
The Brink’s Company	47,621	3,971,591
Waste Management Incorporated	99,162	8,768,896

		15,722,934

Construction & Engineering: 0.59%
MasTec Incorporated †	79,131	4,225,595
Valmont Industries Incorporated	23,195	3,794,702

		8,020,297

Electrical Equipment: 0.17%
AMETEK Incorporated	30,277	2,310,135

Industrial Conglomerates: 1.02%
3M Company	28,136	7,048,068
Honeywell International Incorporated	42,689	6,816,153

		13,864,221

Machinery: 1.31%
Caterpillar Incorporated	39,841	6,485,318
Crane Company Crane Co	44,786	4,475,913
Cummins Incorporated	30,509	5,735,692
EnPro Industries Incorporated	14,361	1,263,624

		17,960,547

Professional Services: 0.59%
Manpower Incorporated	60,913	8,003,359

Trading Companies & Distributors: 0.34%
Applied Industrial Technologies Incorporated	62,366	4,599,493

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	11

Security name	Shares	Value

Information Technology: 23.76%

Communications Equipment: 1.35%
ARRIS International plc †	106,764	$2,701,129
Cisco Systems Incorporated	377,598	15,685,421

		18,386,550

Electronic Equipment, Instruments & Components: 0.55%
Corning Incorporated	137,110	4,280,574
Jabil Circuit Incorporated	127,015	3,229,991

		7,510,565

Internet Software & Services: 5.62%
Alphabet Incorporated Class A †	20,897	24,704,851
Alphabet Incorporated Class C †	21,752	25,448,535
Facebook Incorporated Class A †	141,932	26,525,671

		76,679,057

IT Services: 2.90%
Accenture plc Class A	79,077	12,707,674
International Business Machines Corporation	80,927	13,247,750
Total System Services Incorporated	101,085	8,982,413
Visa Incorporated Class A	37,690	4,682,229

		39,620,066

Semiconductors & Semiconductor Equipment: 3.66%
Applied Materials Incorporated	148,946	7,987,974
Intel Corporation	399,181	19,216,573
Lam Research Corporation	15,522	2,972,773
Micron Technology Incorporated †	238,154	10,412,093
NVIDIA Corporation	13,110	3,222,438
Texas Instruments Incorporated	56,710	6,219,386

		50,031,237

Software: 4.80%
Microsoft Corporation	521,493	49,547,050
Oracle Corporation	310,607	16,024,215

		65,571,265

Technology Hardware, Storage & Peripherals: 4.88%
Apple Incorporated	292,886	49,037,903
HP Incorporated	411,897	9,605,438
Western Digital Corporation	89,342	7,949,651

		66,592,992

Materials: 3.77%

Chemicals: 1.08%
Huntsman Corporation	138,123	4,774,912
LyondellBasell Industries NV Class A	83,472	10,003,284

		14,778,196

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Containers & Packaging: 0.57%
Avery Dennison Corporation	63,580	$7,799,994

Metals & Mining: 1.20%
Freeport-McMoRan Incorporated †	380,647	7,422,617
Newmont Mining Corporation	220,716	8,941,205

		16,363,822

Paper & Forest Products: 0.92%
Domtar Corporation	77,667	3,988,977
Louisiana-Pacific Corporation †	287,070	8,500,143

		12,489,120

Real Estate: 3.62%

Equity REITs: 3.19%
American Tower Corporation	72,662	10,732,177
Equinix Incorporated	19,056	8,674,101
GGP Incorporated	353,751	8,146,886
Kimco Realty Corporation	141,210	2,246,651
Prologis Incorporated	58,526	3,810,628
Weyerhaeuser Company	264,583	9,932,446

		43,542,889

Real Estate Management & Development: 0.43%
CBRE Group Incorporated Class A †	129,813	5,931,156

Telecommunication Services: 1.63%

Diversified Telecommunication Services: 1.63%
AT&T Incorporated	518,791	19,428,723
Verizon Communications Incorporated	53,027	2,867,170

		22,295,893

Utilities: 2.30%

Electric Utilities: 1.75%
Avangrid Incorporated	158,679	7,730,841
Exelon Corporation	243,334	9,370,792
Otter Tail Corporation	62,402	2,658,325
PG&E Corporation	96,521	4,095,386

		23,855,344

Multi-Utilities: 0.55%
CenterPoint Energy Incorporated	98,722	2,781,986
DTE Energy Company	44,517	4,702,776

		7,484,762

Total Common Stocks (Cost $968,626,130)		1,351,070,661

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	13

Security name	Yield	Shares	Value

Short-Term Investments: 1.09%

Investment Companies: 1.09%
Securities Lending Cash Investment LLC (l)(r)(u)	1.60%	1,993,051	$1,993,250
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.24	12,955,100	12,955,100

Total Short-Term Investments (Cost $14,948,350)			14,948,350

Total investments in securities (Cost $983,574,480)	100.06%	1,366,019,011
Other assets and liabilities, net	(0.06)	(848,599)

Total net assets	100.00%	$1,365,170,412

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	13,021,998	78,362,489	89,391,436	1,993,051	$0	$(1,103)	$13,812	$1,993,250
Wells Fargo Government Money Market Fund Select Class	5,020,581	120,160,349	112,225,830	12,955,100	0	0	56,375	12,955,100

					$0	$(1,103)	$70,187	$14,948,350	1.09%

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Disciplined U.S. Core Fund	Statement of assets and liabilities—January 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $1,944,273 of securities loaned), at value (cost $968,626,130)	$1,351,070,661
Investments in affiliated securities, at value (cost $14,948,350)	14,948,350
Receivable for Fund shares sold	1,615,428
Receivable for dividends	1,187,878
Receivable for securities lending income	2,129
Prepaid expenses and other assets	140,183

Total assets	1,368,964,629

Liabilities
Payable upon receipt of securities loaned	1,990,956
Payable for Fund shares redeemed	1,064,399
Management fee payable	385,468
Administration fees payable	167,986
Distribution fees payable	35,338
Trustees’ fees and expenses payable	2,045
Accrued expenses and other liabilities	148,025

Total liabilities	3,794,217

Total net assets	$1,365,170,412

NET ASSETS CONSIST OF
Paid-in capital	$954,728,846
Undistributed net investment income	8,104,426
Accumulated net realized gains on investments	19,892,609
Net unrealized gains on investments	382,444,531

Total net assets	$1,365,170,412

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$523,588,099
Shares outstanding – Class A1	29,149,473
Net asset value per share – Class A	$17.96
Maximum offering price per share – Class A2	$19.06
Net assets – Class C	$58,282,320
Shares outstanding – Class C1	3,513,388
Net asset value per share – Class C	$16.59
Net assets – Class R	$2,593,827
Shares outstanding – Class R1	142,769
Net asset value per share – Class R	$18.17
Net assets – Class R6	$236,550,468
Shares outstanding – Class R6[1]	12,856,263
Net asset value per share – Class R6	$18.40
Net assets – Administrator Class	$102,514,124
Shares outstanding – Administrator Class[1]	5,561,353
Net asset value per share – Administrator Class	$18.43
Net assets – Institutional Class	$441,641,574
Shares outstanding – Institutional Class[1]	24,246,195
Net asset value per share – Institutional Class	$18.21

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2018 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	15

Investment income
Dividends (net of foreign withholding taxes of $1,731)	$12,161,472
Income from affiliated securities	70,187

Total investment income	12,231,659

Expenses
Management fee	2,032,277
Administration fees
Class A	513,961
Class C	58,041
Class R	2,267
Class R6	19,404
Administrator Class	63,562
Institutional Class	259,360
Shareholder servicing fees
Class A	611,858
Class C	69,097
Class R	2,698
Administrator Class	122,234
Distribution fees
Class C	207,290
Class R	2,698
Custody and accounting fees	19,274
Professional fees	26,921
Registration fees	70,163
Shareholder report expenses	33,319
Trustees’ fees and expenses	14,231
Other fees and expenses	12,327

Total expenses	4,140,982
Less: Fee waivers and/or expense reimbursements	(61,997)

Net expenses	4,078,985

Net investment income	8,152,674

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments	24,017,222

Net change in unrealized gains (losses) on:
Unaffiliated securities	137,046,041
Affiliated securities	(1,103)

Net change in unrealized gains (losses) on investments	137,044,938

Net realized and unrealized gains (losses) on investments	161,062,160

Net increase in net assets resulting from operations	$169,214,834

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Disciplined U.S. Core Fund	Statement of changes in net assets

	Six months ended January 31, 2018 (unaudited)		Year ended July 31, 2017

Operations
Net investment income		$8,152,674		$13,483,173
Net realized gains on investments		24,017,222		40,249,528
Net change in unrealized gains (losses) on investments		137,044,938		73,326,880

Net increase in net assets resulting from operations		169,214,834		127,059,581

Distributions to shareholders from
Net investment income
Class A		(4,337,310)		(4,241,326)
Class C		(71,920)		(349,824)
Class R		(19,170)		(11,093)
Class R6		(2,941,311)		(347,445)
Administrator Class		(938,093)		(881,706)
Institutional Class		(5,006,239)		(3,455,983)
Net realized gains
Class A		(16,367,452)		(5,786,410)
Class C		(1,975,046)		(762,481)
Class R		(67,065)		(10,965)
Class R6		(7,459,553)		(335,630)
Administrator Class		(3,240,553)		(1,132,641)
Institutional Class		(13,501,914)		(3,458,102)

Total distributions to shareholders		(55,925,626)		(20,773,606)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,769,940	30,277,833	7,395,158	112,884,775
Class C	198,673	3,141,140	944,833	13,103,182
Class R	34,859	603,387	123,340	1,889,259
Class R6	10,872,828	192,608,185	2,649,029	41,071,466
Administrator Class	536,564	9,409,663	2,626,510	40,190,122
Institutional Class	4,999,897	85,932,565	17,067,003	262,837,225

		321,972,773		471,976,029

Reinvestment of distributions
Class A	1,131,935	19,445,471	632,192	9,490,471
Class C	117,892	1,860,460	67,906	944,467
Class R	4,876	84,764	1,447	22,058
Class R6	589,809	10,399,263	44,450	683,075
Administrator Class	230,133	4,058,515	122,191	1,880,016
Institutional Class	851,853	14,861,788	358,107	5,452,012

		50,710,261		18,472,099

Payment for shares redeemed
Class A	(2,435,257)	(41,363,398)	(7,798,736)	(119,001,666)
Class C	(396,842)	(6,208,775)	(897,430)	(12,701,056)
Class R	(18,211)	(314,114)	(17,137)	(260,936)
Class R6	(1,105,889)	(19,664,453)	(464,804)	(7,429,067)
Administrator Class	(847,051)	(14,748,233)	(4,970,876)	(75,703,203)
Institutional Class	(2,975,357)	(51,685,029)	(7,177,876)	(112,590,745)

		(133,984,002)		(327,686,673)

Net increase in net assets resulting from capital share transactions		238,699,032		162,761,455

Total increase in net assets		351,988,240		269,047,430

Net assets
Beginning of period		1,013,182,172		744,134,742

End of period		$1,365,170,412		$1,013,182,172

Undistributed net investment income		$8,104,426		$13,265,795

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Disciplined U.S. Core Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.30	$14.50	$15.45	$16.29	$16.27	$14.65
Net investment income	0.11	0.22	0.21	0.21	0.19	0.24
Net realized and unrealized gains (losses) on investments	2.29	1.94	0.47	1.60	2.35	3.25

Total from investment operations	2.40	2.16	0.68	1.81	2.54	3.49
Distributions to shareholders from
Net investment income	(0.15)	(0.15)	(0.19)	(0.16)	(0.24)	(0.24)
Net realized gains	(0.59)	(0.21)	(1.44)	(2.49)	(2.28)	(1.63)

Total distributions to shareholders	(0.74)	(0.36)	(1.63)	(2.65)	(2.52)	(1.87)
Net asset value, end of period	$17.96	$16.30	$14.50	$15.45	$16.29	$16.27
Total return[1]	14.94%	15.12%	5.22%	12.01%	17.00%	26.62%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.85%	0.87%	0.89%	0.93%	0.94%
Net expenses	0.84%	0.85%	0.87%	0.89%	0.92%	0.92%
Net investment income	1.26%	1.45%	1.60%	1.43%	1.27%	1.66%
Supplemental data
Portfolio turnover rate	31%	60%	52%	53%	71%	64%
Net assets, end of period (000s omitted)	$523,588	$467,491	$412,629	$331,123	$305,577	$285,780

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.04	$13.45	$14.50	$15.47	$15.58	$14.10
Net investment income	0.04	0.10	0.14	0.13	0.08	0.12
Net realized and unrealized gains (losses) on investments	2.12	1.79	0.38	1.48	2.23	3.12

Total from investment operations	2.16	1.89	0.52	1.61	2.31	3.24
Distributions to shareholders from
Net investment income	(0.02)	(0.09)	(0.13)	(0.09)	(0.14)	(0.13)
Net realized gains	(0.59)	(0.21)	(1.44)	(2.49)	(2.28)	(1.63)

Total distributions to shareholders	(0.61)	(0.30)	(1.57)	(2.58)	(2.42)	(1.76)
Net asset value, end of period	$16.59	$15.04	$13.45	$14.50	$15.47	$15.58
Total return[1]	14.55%	14.27%	4.43%	11.18%	16.10%	25.65%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.60%	1.62%	1.64%	1.68%	1.69%
Net expenses	1.59%	1.60%	1.62%	1.64%	1.67%	1.67%
Net investment income	0.52%	0.69%	0.82%	0.66%	0.51%	0.92%
Supplemental data
Portfolio turnover rate	31%	60%	52%	53%	71%	64%
Net assets, end of period (000s omitted)	$58,282	$54,054	$46,801	$20,680	$10,913	$9,544

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined U.S. Core Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R		2017	2016[1]
Net asset value, beginning of period	$16.51	$14.77	$14.62
Net investment income	0.10	0.17 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	2.31	1.99	1.72

Total from investment operations	2.41	2.16	1.85
Distributions to shareholders from
Net investment income	(0.16)	(0.21)	(0.26)
Net realized gains	(0.59)	(0.21)	(1.44)

Total distributions to shareholders	(0.75)	(0.42)	(1.70)
Net asset value, end of period	$18.17	$16.51	$14.77
Total return[3]	14.81%	14.86%	13.56%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.10%	1.12%
Net expenses	1.09%	1.10%	1.12%
Net investment income	1.12%	1.10%	1.12%
Supplemental data
Portfolio turnover rate	31%	60%	52%
Net assets, end of period (000s omitted)	$2,594	$2,001	$201

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R6		2017	2016[1]
Net asset value, beginning of period	$16.71	$14.86	$14.62
Net investment income	0.15 [2]	0.28 [2]	0.22 [2]
Net realized and unrealized gains (losses) on investments	2.35	1.99	1.72

Total from investment operations	2.50	2.27	1.94
Distributions to shareholders from
Net investment income	(0.22)	(0.21)	(0.26)
Net realized gains	(0.59)	(0.21)	(1.44)

Total distributions to shareholders	(0.81)	(0.42)	(1.70)
Net asset value, end of period	$18.40	$16.71	$14.86
Total return[3]	15.22%	15.56%	14.24%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.42%	0.44%
Net expenses	0.40%	0.42%	0.43%
Net investment income	1.62%	1.77%	1.88%
Supplemental data
Portfolio turnover rate	31%	60%	52%
Net assets, end of period (000s omitted)	$236,550	$41,770	$4,024

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined U.S. Core Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.71	$14.85	$15.80	$16.60	$16.47	$14.79
Net investment income	0.13	0.25 [1]	0.24 [1]	0.25 [1]	0.25 [1]	0.28 [1]
Net realized and unrealized gains (losses) on investments	2.35	1.98	0.48	1.63	2.35	3.27

Total from investment operations	2.48	2.23	0.72	1.88	2.60	3.55
Distributions to shareholders from
Net investment income	(0.17)	(0.16)	(0.23)	(0.19)	(0.19)	(0.24)
Net realized gains	(0.59)	(0.21)	(1.44)	(2.49)	(2.28)	(1.63)

Total distributions to shareholders	(0.76)	(0.37)	(1.67)	(2.68)	(2.47)	(1.87)
Net asset value, end of period	$18.43	$16.71	$14.85	$15.80	$16.60	$16.47
Total return[2]	15.02%	15.24%	5.36%	12.20%	17.12%	26.82%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.77%	0.78%	0.74%	0.76%	0.78%
Net expenses	0.74%	0.74%	0.74%	0.73%	0.74%	0.74%
Net investment income	1.36%	1.60%	1.71%	1.58%	1.56%	1.87%
Supplemental data
Portfolio turnover rate	31%	60%	52%	53%	71%	64%
Net assets, end of period (000s omitted)	$102,514	$94,294	$116,807	$63,544	$50,498	$127,384

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.55	$14.72	$15.66	$16.47	$16.43	$14.78
Net investment income	0.14 [1]	0.27 [1]	0.28 [1]	0.30	0.26 [1]	0.35
Net realized and unrealized gains (losses) on investments	2.32	1.98	0.47	1.61	2.37	3.23

Total from investment operations	2.46	2.25	0.75	1.91	2.63	3.58
Distributions to shareholders from
Net investment income	(0.21)	(0.21)	(0.25)	(0.23)	(0.31)	(0.30)
Net realized gains	(0.59)	(0.21)	(1.44)	(2.49)	(2.28)	(1.63)

Total distributions to shareholders	(0.80)	(0.42)	(1.69)	(2.72)	(2.59)	(1.93)
Net asset value, end of period	$18.21	$16.55	$14.72	$15.66	$16.47	$16.43
Total return[2]	15.11%	15.51%	5.64%	12.55%	17.48%	27.16%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.54%	0.47%	0.50%	0.51%
Net expenses	0.48%	0.48%	0.48%	0.47%	0.48%	0.48%
Net investment income	1.60%	1.76%	1.96%	1.86%	1.63%	2.08%
Supplemental data
Portfolio turnover rate	31%	60%	52%	53%	71%	64%
Net assets, end of period (000s omitted)	$441,642	$353,573	$163,674	$109,901	$91,144	$1,875

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Disciplined U.S. Core Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

24	Wells Fargo Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $983,524,158 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$391,460,314
Gross unrealized losses	(8,965,461)
Net unrealized gains	$382,494,853

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements (unaudited)	Wells Fargo Disciplined U.S. Core Fund	25
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$156,091,384	$0	$0	$156,091,384
Consumer staples	97,117,170	0	0	97,117,170
Energy	90,178,273	0	0	90,178,273
Financials	194,051,715	0	0	194,051,715
Health care	201,331,061	0	0	201,331,061
Industrials	133,368,150	0	0	133,368,150
Information technology	324,391,732	0	0	324,391,732
Materials	51,431,132	0	0	51,431,132
Real estate	49,474,045	0	0	49,474,045
Telecommunications	22,295,893	0	0	22,295,893
Utilities	31,340,106	0	0	31,340,106

Short-term investments
Investment companies	12,955,100	0	0	12,955,100
Investments measured at net asset value*				1,993,250
Total assets	$1,364,025,761	$0	$0	$1,366,019,011

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,993,250 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended January 31, 2018, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, was the subadviser to the Fund and was entitled to

26	Wells Fargo Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

receive a fee from Funds Management at an annual rate which started at 0.25% and declined to 0.15% as the average daily net assets of the Fund increased. In connection with the completion of the merger of Golden Capital Management LLC into WellsCap on January 1, 2018, WellsCap became the subadvisor to the Fund. The merger did not result in any change to the services provided to the Fund or to its strategies or fees and expenses. WellsCap receives an annual subadvisory fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.43% for Class R6 shares, 0.74% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2018, Funds Distributor received $15,056 from the sale of Class A shares and $227 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2018 were $546,174,673 and $352,628,269, respectively.

Notes to financial statements (unaudited)	Wells Fargo Disciplined U.S. Core Fund	27

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended January 31, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

28	Wells Fargo Disciplined U.S. Core Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Disciplined U.S. Core Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

30	Wells Fargo Disciplined U.S. Core Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Disciplined U.S. Core Fund	31

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

32	Wells Fargo Disciplined U.S. Core Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309112 03-18 SA203/SAR203 01-18

Semi-Annual Report

January 31, 2018

Wells Fargo Endeavor Select Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Endeavor Select Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

While investing in stocks and bonds generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Endeavor Select Fund for the six-month period that ended January 31, 2018. While investing in stocks generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend. U.S. and international stocks delivered similar results, with returns of 15.43% and 13.50%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays Global Aggregate ex-USD Index3 earned 4.50%. In the U.S., fixed-income investments, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index4, fell 0.35% and the Bloomberg Barclays Municipal Bond Index5 declined 0.19%.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the late summer of 2017 as they were subject to the same positive economic conditions that influenced their advances during first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets were supported by improved economic growth. Advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017 but continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

In the U.S., Federal Reserve (Fed) officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued an upward trajectory. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Endeavor Select Fund	3

Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Endeavor Select Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Christopher J. Warner, CFA®

Average annual total returns (%) as of January 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (STAEX)	12-29-2000	33.18	14.90	8.49	41.22	16.27	9.14	1.22	1.20
Class C (WECCX)	12-29-2000	39.15	15.41	8.32	40.15	15.41	8.32	1.97	1.95
Administrator Class (WECDX)	4-8-2005	–	–	–	41.46	16.54	9.41	1.14	1.00
Institutional Class (WFCIX)	4-8-2005	–	–	–	41.76	16.76	9.61	0.89	0.80
Russell 1000® Growth Index[3]	–	–	–	–	34.89	17.95	11.65	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, focused portfolio risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Endeavor Select Fund	5

Ten largest holdings (%) as of January 31, 2018[4]
Amazon.com Incorporated	8.34
Alphabet Incorporated Class A	5.63
Microsoft Corporation	5.50
Visa Incorporated Class A	5.31
UnitedHealth Group Incorporated	5.24
The Home Depot Incorporated	3.32
Waste Connections Incorporated	3.26
salesforce.com Incorporated	3.17
FleetCor Technologies Incorporated	2.78
Intercontinental Exchange Incorporated	2.70

Sector distribution as of January 31, 2018[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through November 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Endeavor Select Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,208.71	$6.68	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11	1.20%
Class C
Actual	$1,000.00	$1,203.64	$10.83	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.38	$9.91	1.95%
Administrator Class
Actual	$1,000.00	$1,208.69	$5.57	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Institutional Class
Actual	$1,000.00	$1,211.02	$4.46	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Endeavor Select Fund	7

Security name	Shares	Value

Common Stocks: 98.77%

Consumer Discretionary: 17.57%

Auto Components: 1.97%
Aptiv plc	34,900	$3,311,312

Automobiles: 1.62%
Ferrari NV	22,700	2,712,649

Internet & Direct Marketing Retail: 10.66%
Amazon.com Incorporated †	9,653	14,005,441
Netflix Incorporated †	14,400	3,892,320

		17,897,761

Specialty Retail: 3.32%
The Home Depot Incorporated	27,783	5,581,605

Financials: 7.26%

Capital Markets: 7.26%
Intercontinental Exchange Incorporated	61,515	4,542,268
Raymond James Financial Incorporated	45,800	4,414,662
S&P Global Incorporated	17,878	3,237,706

		12,194,636

Health Care: 14.63%

Biotechnology: 2.00%
Celgene Corporation †	33,279	3,366,504

Health Care Equipment & Supplies: 7.38%
Baxter International Incorporated	37,300	2,686,719
Boston Scientific Corporation †	93,700	2,619,852
Edwards Lifesciences Corporation †	23,500	2,974,630
Hologic Incorporated †	96,200	4,107,740

		12,388,941

Health Care Providers & Services: 5.25%
UnitedHealth Group Incorporated	37,200	8,808,216

Industrials: 7.93%

Aerospace & Defense: 1.99%
Northrop Grumman Corporation	9,800	3,337,194

Commercial Services & Supplies: 5.94%
Cintas Corporation	26,800	4,514,460
Waste Connections Incorporated	76,160	5,469,811

		9,984,271

Information Technology: 42.28%

Internet Software & Services: 13.63%
Alphabet Incorporated Class A †	7,999	9,456,578
Alphabet Incorporated Class C †	1,650	1,930,401

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Endeavor Select Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name		Shares	Value

Internet Software & Services (continued)
Facebook Incorporated Class A †		23,449	$4,382,384
MercadoLibre Incorporated		7,300	2,825,830
Tencent Holdings Limited ADR «		72,600	4,295,742

			22,890,935

IT Services: 14.34%
Fidelity National Information Services Incorporated		27,800	2,845,608
First Data Corporation Class A †		143,900	2,547,030
FleetCor Technologies Incorporated †		22,000	4,675,000
PayPal Holdings Incorporated †		25,600	2,184,192
Total System Services Incorporated		32,900	2,923,494
Visa Incorporated Class A		71,758	8,914,496

			24,089,820

Semiconductors & Semiconductor Equipment: 2.08%
Broadcom Limited		14,100	3,497,223

Software: 12.23%
Activision Blizzard Incorporated		42,600	3,157,938
Electronic Arts Incorporated †		22,100	2,805,816
Microsoft Corporation		97,200	9,234,972
salesforce.com Incorporated †		46,800	5,330,988

			20,529,714

Materials: 7.73%

Chemicals: 5.08%
Air Products & Chemicals Incorporated		24,700	4,158,739
The Sherwin-Williams Company		10,500	4,379,655

			8,538,394

Construction Materials: 2.65%
Vulcan Materials Company		32,800	4,441,120

Real Estate: 1.37%

Equity REITs: 1.37%
SBA Communications Corporation †		13,200	2,303,400

Total Common Stocks (Cost $97,943,507)			165,873,695

	Yield
Short-Term Investments: 1.60%

Investment Companies: 1.60%
Securities Lending Cash Investment LLC (l)(r)(u)	1.60%	722,903	722,975
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.24	1,959,183	1,959,183

Total Short-Term Investments (Cost $2,682,158)			2,682,158

Total investments in securities (Cost $100,625,665)	100.37%	168,555,853
Other assets and liabilities, net	(0.37)	(613,787)

Total net assets	100.00%	$167,942,066

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Endeavor Select Fund	9

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	0	59,924,408	59,201,505	722,903	$0	$0	$4,432	$722,975
Wells Fargo Government Money Market Fund Select Class	4,487,680	40,353,793	42,882,290	1,959,183	0	0	15,580	1,959,183

					$0	$0	$20,012	$2,682,158	1.60%

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Endeavor Select Fund	Statement of assets and liabilities—January 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $714,573 of securities loaned), at value (cost $97,943,507)	$165,873,695
Investments in affiliated securities, at value (cost $2,682,158)	2,682,158
Receivable for Fund shares sold	482,015
Receivable for dividends	7,157
Receivable for securities lending income	201
Prepaid expenses and other assets	148,473

Total assets	169,193,699

Liabilities
Payable upon receipt of securities loaned	722,975
Payable for Fund shares redeemed	349,219
Management fee payable	86,462
Administration fees payable	19,404
Trustees’ fees and expenses payable	2,212
Distribution fee payable	2,454
Accrued expenses and other liabilities	68,907

Total liabilities	1,251,633

Total net assets	$167,942,066

NET ASSETS CONSIST OF
Paid-in capital	$90,968,702
Accumulated net investment loss	(150,792)
Accumulated net realized gains on investments	9,193,968
Net unrealized gains on investments	67,930,188

Total net assets	$167,942,066

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$14,632,071
Shares outstanding – Class A1	1,635,409
Net asset value per share – Class A	$8.95
Maximum offering price per share – Class A2	$9.50
Net assets – Class C	$3,947,670
Shares outstanding – Class C1	641,820
Net asset value per share – Class C	$6.15
Net assets – Administrator Class	$3,442,180
Shares outstanding – Administrator Class[1]	358,841
Net asset value per share – Administrator Class	$9.59
Net assets – Institutional Class	$145,920,145
Shares outstanding – Institutional Class[1]	14,588,248
Net asset value per share – Institutional Class	$10.00

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2018 (unaudited)	Wells Fargo Endeavor Select Fund	11

Investment income
Dividends (net of foreign withholding taxes of $3,279)	$539,539
Income from affiliated securities	20,012

Total investment income	559,551

Expenses
Management fee	575,849
Administration fees
Class A	14,065
Class C	3,983
Administrator Class	2,269
Institutional Class	93,502
Shareholder servicing fees
Class A	16,744
Class C	4,742
Administrator Class	4,363
Distribution fee
Class C	14,225
Custody and accounting fees	7,009
Professional fees	22,893
Registration fees	962
Trustees’ fees and expenses	11,741
Other fees and expenses	6,249

Total expenses	778,596
Less: Fee waivers and/or expense reimbursements	(68,390)

Net expenses	710,206

Net investment loss	(150,655)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	14,783,899
Net change in unrealized gains (losses) on investments	16,608,014

Net realized and unrealized gains (losses) on investments	31,391,913

Net increase in net assets resulting from operations	$31,241,258

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Endeavor Select Fund	Statement of changes in net assets

	Six months ended January 31, 2018 (unaudited)		Year ended July 31, 2017

Operations
Net investment loss		$(150,655)		$(27,223)
Net realized gains on investments		14,783,899		31,650,789
Net change in unrealized gains (losses) on investments		16,608,014		(1,943,395)

Net increase in net assets resulting from operations		31,241,258		29,680,171

Distributions to shareholders from
Net investment income
Institutional Class		(159,467)		(104,471)
Net realized gains
Class A		(2,526,049)		(2,338,187)
Class C		(946,756)		(802,158)
Administrator Class		(597,660)		(612,919)
Institutional Class		(24,016,577)		(20,446,180)

Total distributions to shareholders		(28,246,509)		(24,303,915)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	196,499	1,762,883	223,513	1,869,031
Class C	21,237	142,265	16,419	100,249
Administrator Class	420	4,104	43,507	395,396
Institutional Class	300,421	2,979,798	926,362	8,245,314

		4,889,050		10,609,990

Reinvestment of distributions
Class A	267,712	2,179,176	285,522	2,141,414
Class C	168,269	942,309	141,389	797,434
Administrator Class	65,748	573,324	74,930	594,196
Institutional Class	2,647,483	24,092,788	2,494,029	20,451,160

		27,787,597		23,984,204

Payment for shares redeemed
Class A	(253,818)	(2,291,577)	(1,149,400)	(9,511,750)
Class B	N/A	N/A	(3,203)[1]	(22,604)[1]
Class C	(88,240)	(572,271)	(301,126)	(1,863,589)
Administrator Class	(91,565)	(883,108)	(294,386)	(2,594,416)
Institutional Class	(2,845,443)	(28,504,357)	(5,816,960)	(53,011,376)

		(32,251,313)		(67,003,735)

Net increase (decrease) in net assets resulting from capital share transactions		425,334		(32,409,541)

Total increase (decrease) in net assets		3,420,083		(27,033,285)

Net assets
Beginning of period		164,521,983		191,555,268

End of period		$167,942,066		$164,521,983

Undistributed (accumulated) net investment income (loss)		$(150,792)		$159,330

[1]	For the period from August 1, 2016 to September 9, 2016. Class B shares of the Fund were no longer offered to shareholders effective September 10, 2016.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Endeavor Select Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.09	$8.96	$13.74	$14.13	$12.52	$10.45
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.04)[1]	(0.08)[1]	(0.09)[1]	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	1.73	1.49	(0.14)	1.65	2.37	2.07

Total from investment operations	1.71	1.46	(0.18)	1.57	2.28	2.07
Distributions to shareholders from
Net realized gains	(1.85)	(1.33)	(4.60)	(1.96)	(0.67)	0.00
Net asset value, end of period	$8.95	$9.09	$8.96	$13.74	$14.13	$12.52
Total return[3]	20.87%	19.39%	(0.07)%	12.14%	18.40%	19.81%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.22%	1.28%	1.24%	1.25%	1.26%
Net expenses	1.20%	1.20%	1.20%	1.23%	1.24%	1.25%
Net investment income (loss)	(0.53)%	(0.33)%	(0.36)%	(0.55)%	(0.66)%	0.03%
Supplemental data
Portfolio turnover rate	24%	59%	79%	126%	100%	97%
Net assets, end of period (000s omitted)	$14,632	$12,953	$18,498	$26,197	$41,708	$44,041

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$6.80	$7.09	$11.93	$12.61	$11.32	$9.51
Net investment loss	(0.04)[1]	(0.07)[1]	(0.09)[1]	(0.16)[1]	(0.17)[1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	1.24	1.11	(0.15)	1.44	2.13	1.88

Total from investment operations	1.20	1.04	(0.24)	1.28	1.96	1.81
Distributions to shareholders from
Net realized gains	(1.85)	(1.33)	(4.60)	(1.96)	(0.67)	0.00
Net asset value, end of period	$6.15	$6.80	$7.09	$11.93	$12.61	$11.32
Total return[2]	20.36%	18.46%	(0.76)%	11.21%	17.60%	18.93%
Ratios to average net assets (annualized)
Gross expenses	1.97%	1.97%	2.03%	1.99%	2.00%	2.01%
Net expenses	1.95%	1.95%	1.95%	1.99%	1.99%	2.00%
Net investment loss	(1.27)%	(1.08)%	(1.11)%	(1.32)%	(1.41)%	(0.72)%
Supplemental data
Portfolio turnover rate	24%	59%	79%	126%	100%	97%
Net assets, end of period (000s omitted)	$3,948	$3,676	$4,845	$6,914	$6,747	$6,320

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Endeavor Select Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.62	$9.38	$14.13	$14.45	$12.78	$10.63
Net investment income (loss)	(0.02)[1]	(0.01)[1]	0.01 [1]	(0.05)[1]	(0.06)[1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	1.84	1.58	(0.16)	1.69	2.42	2.12

Total from investment operations	1.82	1.57	(0.15)	1.64	2.36	2.15
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)	0.00
Net realized gains	(1.85)	(1.33)	(4.60)	(1.96)	(0.67)	0.00

Total distributions to shareholders	(1.85)	(1.33)	(4.60)	(1.96)	(0.69)	0.00
Net asset value, end of period	$9.59	$9.62	$9.38	$14.13	$14.45	$12.78
Total return[2]	20.87%	19.71%	0.16%	12.38%	18.77%	20.13%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.14%	1.05%	1.06%	1.08%
Net expenses	1.00%	1.00%	1.00%	0.99%	1.00%	1.00%
Net investment income (loss)	(0.31)%	(0.12)%	0.06%	(0.32)%	(0.42)%	0.23%
Supplemental data
Portfolio turnover rate	24%	59%	79%	126%	100%	97%
Net assets, end of period (000s omitted)	$3,442	$3,695	$5,254	$42,776	$48,560	$68,611

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$9.95	$9.65	$14.39	$14.65	$12.95	$10.75
Net investment income (loss)	(0.01)	0.00 [1,2]	0.00 [1,2]	(0.01)[1]	(0.03)[1]	0.06 [1]
Net realized and unrealized gains (losses) on investments	1.92	1.64	(0.14)	1.71	2.45	2.14

Total from investment operations	1.91	1.64	(0.14)	1.70	2.42	2.20
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	0.00	0.00	(0.05)	0.00
Net realized gains	(1.85)	(1.33)	(4.60)	(1.96)	(0.67)	0.00

Total distributions to shareholders	(1.86)	(1.34)	(4.60)	(1.96)	(0.72)	0.00
Net asset value, end of period	$10.00	$9.95	$9.65	$14.39	$14.65	$12.95
Total return[3]	21.10%	19.87%	0.27%	12.63%	18.98%	20.37%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.89%	0.95%	0.81%	0.82%	0.83%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.12)%	0.05%	0.04%	(0.09)%	(0.22)%	0.50%
Supplemental data
Portfolio turnover rate	24%	59%	79%	126%	100%	97%
Net assets, end of period (000s omitted)	$145,920	$144,199	$162,935	$221,801	$618,502	$508,685

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Endeavor Select Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Endeavor Select Fund (the “Fund”) which is a diversified series of the Trust.

Effective September 10, 2016, Class B shares of the Fund are no longer offered. Information for Class B shares reflected in the financial statements represents activity through September 9, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

18	Wells Fargo Endeavor Select Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $100,600,878 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$68,091,584
Gross unrealized losses	(136,609)
Net unrealized gains	$67,954,975

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to financial statements (unaudited)	Wells Fargo Endeavor Select Fund	19

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$29,503,327	$0	$0	$29,503,327
Financials	12,194,636	0	0	12,194,636
Health care	24,563,661	0	0	24,563,661
Industrials	13,321,465	0	0	13,321,465
Information technology	71,007,692	0	0	71,007,692
Materials	12,979,514	0	0	12,979,514
Real estate	2,303,400	0	0	2,303,400

Short-term investments
Investment companies	1,959,183	0	0	1,959,183
Investments measured at net asset value*				722,975
Total assets	$167,832,878	$0	$0	$168,555,853

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $722,975 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2018, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

20	Wells Fargo Endeavor Select Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class C shares, 1.00% for Administrator Class shares, and 0.80% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C share and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2018, Funds Distributor received $554 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2018 were $38,387,405 and $62,782,784, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended January 31, 2018, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Endeavor Select Fund	21

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Endeavor Select Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Endeavor Select Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Endeavor Select Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Endeavor Select Fund	25

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

26	Wells Fargo Endeavor Select Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309113 03-18 SA205/SAR205 01-18

Semi-Annual Report

January 31, 2018

Wells Fargo Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

While investing in stocks and bonds generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Growth Fund for the six-month period that ended January 31, 2018. While investing in stocks generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend. U.S. and international stocks delivered similar results, with returns of 15.43% and 13.50%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays Global Aggregate ex-USD Index3 earned 4.50%. In the U.S., fixed-income investments, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index4, fell 0.35% and the Bloomberg Barclays Municipal Bond Index5 declined 0.19%.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the late summer of 2017 as they were subject to the same positive economic conditions that influenced their advances during first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets were supported by improved economic growth. Advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017 but continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

In the U.S., Federal Reserve (Fed) officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued an upward trajectory. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Growth Fund	3

Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CPA

Thomas C. Ognar, CFA®

Bruce C. Olson, CFA®‡

Average annual total returns (%) as of January 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SGRAX)	2-24-2000	29.88	12.95	11.65	37.81	14.30	12.31	1.17	1.16
Class C (WGFCX)	12-26-2002	35.79	13.44	11.47	36.79	13.44	11.47	1.92	1.91
Class R6 (SGRHX)	9-30-2015	–	–	–	38.50	14.81	12.83	0.74	0.70
Administrator Class (SGRKX)	8-30-2002	–	–	–	38.11	14.54	12.59	1.09	0.96
Institutional Class (SGRNX)	2-24-2000	–	–	–	38.41	14.78	12.81	0.84	0.75
Russell 3000® Growth Index[4]	–	–	–	–	34.11	17.69	11.58	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Growth Fund	5

Ten largest holdings (%) as of January 31, 2018[5]
Amazon.com Incorporated	7.05
Alphabet Incorporated Class A	6.06
Facebook Incorporated Class A	5.29
Microchip Technology Incorporated	3.76
Visa Incorporated Class A	2.94
MasterCard Incorporated Class A	2.73
Microsoft Corporation	2.66
Apple Incorporated	2.36
PayPal Holdings Incorporated	2.16
MarketAxess Holdings Incorporated	2.11

Sector distribution as of January 31, 2018[6]

‡	Mr. Olson has announced his intention to retire from Wells Capital Management on April 30, 2018.

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 20, 2008, includes Advisor Class expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,202.34	$6.44	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.90	1.16%
Class C
Actual	$1,000.00	$1,197.98	$10.58	1.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.58	$9.70	1.91%
Class R6
Actual	$1,000.00	$1,205.42	$3.89	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Administrator Class
Actual	$1,000.00	$1,203.52	$5.33	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89	0.96%
Institutional Class
Actual	$1,000.00	$1,205.03	$4.17	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Growth Fund	7

Security name	Shares	Value

Common Stocks: 100.03%

Consumer Discretionary: 13.99%

Diversified Consumer Services: 0.58%
Bright Horizons Family Solutions Incorporated †	137,550	$13,507,410
Grand Canyon Education Incorporated †	152,100	14,143,779

		27,651,189

Hotels, Restaurants & Leisure: 0.79%
Royal Caribbean Cruises Limited	229,900	30,703,145
The Habit Restaurants Incorporated Class A †«	817,885	7,156,494

		37,859,639

Household Durables: 0.48%
Mohawk Industries Incorporated †	82,290	23,128,427

Internet & Direct Marketing Retail: 7.73%
Amazon.com Incorporated †	231,800	336,316,302
Netflix Incorporated †	120,900	32,679,270

		368,995,572

Multiline Retail: 1.35%
Dollar Tree Incorporated †	559,460	64,337,900

Specialty Retail: 3.06%
Burlington Stores Incorporated †	731,140	88,987,049
Five Below Incorporated †	59,210	3,844,505
The Home Depot Incorporated	263,940	53,025,546

		145,857,100

Consumer Staples: 3.80%

Beverages: 1.25%
Constellation Brands Incorporated Class A	271,110	59,500,512

Food & Staples Retailing: 1.28%
Costco Wholesale Corporation	312,700	60,935,849

Food Products: 0.36%
Blue Buffalo Pet Products Incorporated †«	512,270	17,406,935

Personal Products: 0.91%
The Estee Lauder Companies Incorporated Class A	321,220	43,351,851

Energy: 1.46%

Energy Equipment & Services: 0.33%
Halliburton Company	209,100	11,228,670
Liberty Oilfield Services A †	199,500	4,416,930

		15,645,600

Oil, Gas & Consumable Fuels: 1.13%
Concho Resources Incorporated †	341,950	53,836,608

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Growth Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Financials: 7.14%

Capital Markets: 6.93%
CME Group Incorporated	504,810	$77,478,239
MarketAxess Holdings Incorporated	512,271	100,512,693
Morgan Stanley	1,141,550	64,554,653
Raymond James Financial Incorporated	405,440	39,080,362
TD Ameritrade Holding Corporation	435,610	24,302,682
The Charles Schwab Corporation	462,500	24,669,750

		330,598,379

Thrifts & Mortgage Finance: 0.21%
LendingTree Incorporated †«	27,340	10,057,019

Health Care: 8.78%

Biotechnology: 2.83%
BioMarin Pharmaceutical Incorporated †	185,900	16,773,757
Incyte Corporation †	23,250	2,099,243
Neurocrine Biosciences Incorporated †	368,940	31,533,302
Portola Pharmaceuticals Incorporated †	313,600	16,090,816
Spark Therapeutics Incorporated †«	98,030	5,494,582
Vertex Pharmaceuticals Incorporated †	378,080	63,090,210

		135,081,910

Health Care Equipment & Supplies: 3.61%
Boston Scientific Corporation †	2,993,100	83,687,076
Edwards Lifesciences Corporation †	390,070	49,375,061
ICU Medical Incorporated †	54,480	12,473,196
Nevro Corporation †	332,310	26,671,201

		172,206,534

Health Care Technology: 1.72%
Veeva Systems Incorporated Class A †	1,310,680	82,389,345

Pharmaceuticals: 0.62%
Zoetis Incorporated	384,660	29,514,962

Industrials: 11.76%

Aerospace & Defense: 1.43%
The Boeing Company	193,210	68,467,828

Air Freight & Logistics: 1.16%
FedEx Corporation	36,200	9,501,776
XPO Logistics Incorporated †	484,382	45,745,036

		55,246,812

Commercial Services & Supplies: 3.03%
Copart Incorporated †	388,450	17,118,992
KAR Auction Services Incorporated	918,560	50,098,262
Waste Connections Incorporated	1,075,625	77,251,388

		144,468,642

Industrial Conglomerates: 0.10%
Roper Industries Incorporated	17,200	4,826,148

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Growth Fund	9

Security name	Shares	Value

Machinery: 2.27%
Fortive Corporation	128,900	$9,798,978
John Bean Technologies Corporation	80,344	9,139,130
Milacron Holdings Corporation †	3,305,935	62,713,587
Nordson Corporation	56,650	8,141,738
REV Group Incorporated	632,910	18,518,947

		108,312,380

Road & Rail: 3.77%
CSX Corporation	378,870	21,508,450
Norfolk Southern Corporation	518,340	78,207,139
Union Pacific Corporation	599,620	80,049,270

		179,764,859

Information Technology: 49.03%

Internet Software & Services: 17.91%
2U Incorporated †	241,840	17,961,457
Alibaba Group Holding Limited ADR †«	210,110	42,923,372
Alphabet Incorporated Class A †	244,765	289,366,069
Alphabet Incorporated Class C †	23,300	27,259,602
Envestnet Incorporated †	1,492,010	80,195,538
Facebook Incorporated Class A †	1,351,800	252,637,902
LogMeIn Incorporated	621,562	78,192,500
MercadoLibre Incorporated	76,300	29,535,730
MongoDB Incorporated †«	382,950	10,381,775
New Relic Incorporated †	144,360	8,622,623
Shopify Incorporated Class A †	68,590	8,774,033
Twilio Incorporated Class A †«	338,750	8,888,800

		854,739,401

IT Services: 11.30%
Euronet Worldwide Incorporated †	590,580	55,437,745
Global Payments Incorporated	607,570	67,914,175
MasterCard Incorporated Class A	771,780	130,430,820
PayPal Holdings Incorporated †	1,210,990	103,321,667
Square Incorporated Class A †«	604,010	28,334,109
Switch Incorporated Class A «	839,810	13,621,718
Visa Incorporated Class A	1,130,170	140,401,019

		539,461,253

Semiconductors & Semiconductor Equipment: 7.32%
Broadcom Limited	57,420	14,241,883
Microchip Technology Incorporated «	1,882,530	179,254,507
Monolithic Power Systems Incorporated	545,900	65,027,608
NVIDIA Corporation	119,500	29,373,100
Texas Instruments Incorporated	560,850	61,508,420

		349,405,518

Software: 10.14%
Activision Blizzard Incorporated	267,090	19,799,382
Adobe Systems Incorporated †	174,930	34,944,017
BlackLine Incorporated †	407,330	13,535,576
Electronic Arts Incorporated †	220,600	28,007,376

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Growth Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name		Shares	Value

Software (continued)
ForeScout Technologies Incorporated †		55,663	$1,693,268
Microsoft Corporation		1,334,490	126,789,895
Paycom Software Incorporated †		58,200	5,333,448
Paylocity Holding Corporation †		488,060	25,520,657
Proofpoint Incorporated †		869,440	88,700,269
SailPoint Technologies Holdings Incorporated †		246,841	4,129,650
salesforce.com Incorporated †		352,830	40,190,865
ServiceNow Incorporated †		179,640	26,743,007
Splunk Incorporated †		157,200	14,520,564
Ultimate Software Group Incorporated †		232,260	54,091,031

			483,999,005

Technology Hardware, Storage & Peripherals: 2.36%
Apple Incorporated		673,500	112,764,105

Materials: 3.49%

Chemicals: 3.49%
Ecolab Incorporated		167,780	23,099,950
PolyOne Corporation		1,344,663	58,439,054
Praxair Incorporated		527,520	85,189,205

			166,728,209

Real Estate: 0.58%

Equity REITs: 0.58%
American Tower Corporation		76,370	11,279,849
Equinix Incorporated		18,640	8,484,742
SBA Communications Corporation †		46,530	8,119,485

			27,884,076

Total Common Stocks (Cost $2,234,202,830)			4,774,423,567

	Yield
Short-Term Investments: 4.66%

Investment Companies: 4.66%
Securities Lending Cash Investment LLC (l)(r)(u)	1.60%	196,245,604	196,265,229
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.24	26,275,984	26,275,984

Total Short-Term Investments (Cost $222,535,072)			222,541,213

Total investments in securities (Cost $2,456,737,902)	104.69%	4,996,964,780
Other assets and liabilities, net	(4.69)	(224,024,093)

Total net assets	100.00%	$4,772,940,687

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Growth Fund	11

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	196,245,604	$0	$0	$365,168	$196,265,229
Wells Fargo Government Money Market Fund Select Class	26,275,984	0	0	161,021	26,275,984

					222,541,213	4.66%

Securities no longer affiliated at the end of the period		(10,519,753)	4,210,514	0

		$(10,519,753)	$4,210,514	$526,189	$222,541,213	4.66%

For the six months ended January 31, 2018, investment activity in affiliates of the Fund was as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period
Common Stock
Consumer Discretionary
Hotels, Restaurants & Leisure
The Habit Restaurants Incorporated Class A*	1,735,600	51,000	968,715	817,885

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	92,492,281	859,738,520	755,985,197	196,245,604
Wells Fargo Government Money Market Fund Select Class	36,046,917	538,142,335	547,913,268	26,275,984

*	No longer an affiliate of the Fund at the end of period

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Growth Fund	Statement of assets and liabilities—January 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $192,050,215 of securities loaned), at value (cost $2,234,202,830)	$4,774,423,567
Investments in affiliated securities, at value (cost $222,535,072)	222,541,213
Receivable for investments sold	3,060,071
Receivable for Fund shares sold	4,395,615
Receivable for dividends	946,270
Receivable for securities lending income	61,712
Prepaid expenses and other assets	18,952

Total assets	5,005,447,400

Liabilities
Payable upon receipt of securities loaned	196,254,674
Payable for Fund shares redeemed	22,224,237
Payable for investments purchased	9,499,693
Management fee payable	2,545,104
Administration fees payable	660,110
Distribution fee payable	123,214
Trustees’ fees and expenses payable	2,572
Accrued expenses and other liabilities	1,197,109

Total liabilities	232,506,713

Total net assets	$4,772,940,687

NET ASSETS CONSIST OF
Paid-in capital	$2,031,557,313
Accumulated net investment loss	(6,408,635)
Accumulated net realized gains on investments	207,565,131
Net unrealized gains on investments	2,540,226,878

Total net assets	$4,772,940,687

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$2,132,512,710
Shares outstanding – Class A1	58,545,683
Net asset value per share – Class A	$36.42
Maximum offering price per share – Class A2	$38.64
Net assets – Class C	$196,319,390
Shares outstanding – Class C1	6,847,404
Net asset value per share – Class C	$28.67
Net assets – Class R6	$203,038,905
Shares outstanding – Class R6[1]	4,545,619
Net asset value per share – Class R6	$44.67
Net assets – Administrator Class	$583,810,798
Shares outstanding – Administrator Class[1]	14,134,982
Net asset value per share – Administrator Class	$41.30
Net assets – Institutional Class	$1,657,258,884
Shares outstanding – Institutional Class[1]	37,176,446
Net asset value per share – Institutional Class	$44.58

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2018 (unaudited)	Wells Fargo Growth Fund	13

Investment income
Dividends (net of foreign withholding taxes of $46,255)	$16,201,082
Income from affiliated securities	526,189

Total investment income	16,727,271

Expenses
Management fee	16,056,563
Administration fees
Class A	2,117,142
Class C	210,242
Class R6	12,405
Administrator Class	398,503
Institutional Class	1,091,442
Shareholder servicing fees
Class A	2,520,407
Class C	250,289
Administrator Class	766,144
Distribution fee
Class C	750,865
Custody and accounting fees	79,293
Professional fees	25,686
Registration fees	92,618
Shareholder report expenses	156,273
Trustees’ fees and expenses	12,610
Other fees and expenses	77,551

Total expenses	24,618,033
Less: Fee waivers and/or expense reimbursements	(1,482,127)

Net expenses	23,135,906

Net investment loss	(6,408,635)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	412,401,662
Affiliated securities	(10,519,753)

Net realized gains on investments	401,881,909

Net change in unrealized gains (losses) on:
Unaffiliated securities	448,352,224
Affiiliated securities	4,210,514

Net change in unrealized gains (losses) on investments	452,562,738

Net realized and unrealized gains (losses) on investments	854,444,647

Net increase in net assets resulting from operations	$848,036,012

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2018 (unaudited)		Year ended July 31, 2017

Operations
Net investment loss		$(6,408,635)		$(17,306,908)
Net realized gains on investments		401,881,909		1,277,104,391
Net change in unrealized gains (losses) on investments		452,562,738		(595,860,372)

Net increase in net assets resulting from operations		848,036,012		663,937,111

Distributions to shareholders from
Net realized gains
Class A		(505,431,285)		(385,155,921)
Class C		(57,934,182)		(51,825,133)
Class R6		(16,966,960)		(3,453,520)
Administrator Class		(138,040,210)		(132,054,015)
Institutional Class		(379,819,630)		(317,034,333)

Total distributions to shareholders		(1,098,192,267)		(889,522,922)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,327,584	50,301,629	2,480,636	94,368,185
Class C	395,896	10,803,460	652,761	19,766,572
Class R6	3,276,273	144,360,942	1,123,887	49,275,787
Administrator Class	906,702	39,143,193	2,602,562	109,976,524
Institutional Class	5,156,448	251,453,972	12,846,486	573,284,219

		496,063,196		846,671,287

Reinvestment of distributions
Class A	14,511,944	482,812,377	10,734,969	367,135,939
Class C	1,880,250	49,281,340	1,346,264	39,028,199
Class R6	415,977	16,959,366	86,772	3,453,520
Administrator Class	3,626,546	136,757,066	3,489,159	131,017,902
Institutional Class	9,008,188	366,543,153	7,686,540	305,616,849

		1,052,353,302		846,252,409

Payment for shares redeemed
Class A	(5,595,721)	(218,229,240)	(26,011,523)	(994,860,639)
Class C	(1,466,475)	(46,868,905)	(4,621,153)	(150,552,988)
Class R6	(195,848)	(8,897,875)	(806,700)	(36,722,935)
Administrator Class	(4,767,833)	(203,077,191)	(25,194,674)	(1,090,486,678)
Institutional Class	(12,161,372)	(547,569,142)	(35,457,129)	(1,556,706,417)

		(1,024,642,353)		(3,829,329,657)

Net increase (decrease) in net assets resulting from capital share transactions		523,774,145		(2,136,405,961)

Total increase (decrease) in net assets		273,617,890		(2,361,991,772)

Net assets
Beginning of period		4,499,322,797		6,861,314,569

End of period		$4,772,940,687		$4,499,322,797

Undistributed (accumulated) net investment income (loss)		$(6,408,635)		$0

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$40.38	$42.28	$49.50	$49.99	$46.74	$37.85
Net investment loss	(0.09)[1]	(0.19)[1]	(0.20)[1]	(0.29)[1]	(0.32)[1]	(0.17)[1]
Net realized and unrealized gains (losses) on investments	7.21	5.61	(0.99)	7.03	5.34	9.06

Total from investment operations	7.12	5.42	(1.19)	6.74	5.02	8.89
Distributions to shareholders from
Net realized gains	(11.08)	(7.32)	(6.03)	(7.23)	(1.77)	0.00
Net asset value, end of period	$36.42	$40.38	$42.28	$49.50	$49.99	$46.74
Total return[2]	20.23%	15.95%	(1.69)%	15.01%	10.77%	23.49%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.17%	1.15%	1.18%	1.18%	1.19%
Net expenses	1.16%	1.16%	1.14%	1.18%	1.18%	1.19%
Net investment loss	(0.43)%	(0.49)%	(0.49)%	(0.59)%	(0.64)%	(0.41)%
Supplemental data
Portfolio turnover rate	16%	42%	38%	35%	42%	38%
Net assets, end of period (000s omitted)	$2,132,513	$1,950,551	$2,582,955	$1,465,643	$2,047,410	$2,464,533

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$34.05	$37.07	$44.51	$45.95	$43.41	$35.42
Net investment loss	(0.20)[1]	(0.41)[1]	(0.46)[1]	(0.60)[1]	(0.64)[1]	(0.45)[1]
Net realized and unrealized gains (losses) on investments	5.90	4.71	(0.95)	6.39	4.95	8.44

Total from investment operations	5.70	4.30	(1.41)	5.79	4.31	7.99
Distributions to shareholders from
Net realized gains	(11.08)	(7.32)	(6.03)	(7.23)	(1.77)	0.00
Net asset value, end of period	$28.67	$34.05	$37.07	$44.51	$45.95	$43.41
Total return[2]	19.80%	15.05%	(2.44)%	14.16%	9.96%	22.56%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.92%	1.90%	1.93%	1.93%	1.94%
Net expenses	1.91%	1.91%	1.89%	1.93%	1.93%	1.94%
Net investment loss	(1.18)%	(1.23)%	(1.24)%	(1.34)%	(1.39)%	(1.16)%
Supplemental data
Portfolio turnover rate	16%	42%	38%	35%	42%	38%
Net assets, end of period (000s omitted)	$196,319	$205,607	$321,032	$465,833	$560,481	$589,402

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R6		2017	2016[1]
Net asset value, beginning of period	$47.13	$47.90	$48.97
Net investment loss	(0.01)[2]	(0.02)[2]	(0.02)
Net realized and unrealized gains (losses) on investments	8.63	6.57	4.98

Total from investment operations	8.62	6.55	4.96
Distributions to shareholders from
Net realized gains	(11.08)	(7.32)	(6.03)
Net asset value, end of period	$44.67	$47.13	$47.90
Total return[3]	20.54%	16.49%	10.89%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.74%	0.74%
Net expenses	0.70%	0.70%	0.70%
Net investment loss	(0.04)%	(0.05)%	(0.23)%
Supplemental data
Portfolio turnover rate	16%	42%	38%
Net assets, end of period (000s omitted)	$203,039	$49,454	$30,906

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$44.40	$45.66	$52.86	$52.80	$49.16	$39.72
Net investment loss	(0.06)	(0.11)[1]	(0.14)[1]	(0.20)[1]	(0.23)	(0.08)[1]
Net realized and unrealized gains (losses) on investments	8.04	6.17	(1.03)	7.49	5.64	9.52

Total from investment operations	7.98	6.06	(1.17)	7.29	5.41	9.44
Distributions to shareholders from
Net realized gains	(11.08)	(7.32)	(6.03)	(7.23)	(1.77)	0.00
Net asset value, end of period	$41.30	$44.40	$45.66	$52.86	$52.80	$49.16
Total return[2]	20.35%	16.20%	(1.53)%	15.28%	11.04%	23.77%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.09%	1.07%	1.02%	1.02%	1.03%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.23)%	(0.27)%	(0.31)%	(0.37)%	(0.42)%	(0.18)%
Supplemental data
Portfolio turnover rate	16%	42%	38%	35%	42%	38%
Net assets, end of period (000s omitted)	$583,811	$637,987	$1,528,288	$2,349,359	$3,359,480	$3,309,683

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$47.07	$47.87	$54.99	$54.54	$50.63	$40.83
Net investment income (loss)	(0.00)[1,2]	(0.04)[1]	(0.05)[1]	(0.09)[1]	(0.13)	0.01 [1]
Net realized and unrealized gains (losses) on investments	8.59	6.56	(1.04)	7.77	5.81	9.79

Total from investment operations	8.59	6.52	(1.09)	7.68	5.68	9.80
Distributions to shareholders from
Net realized gains	(11.08)	(7.32)	(6.03)	(7.23)	(1.77)	0.00
Net asset value, end of period	$44.58	$47.07	$47.87	$54.99	$54.54	$50.63
Total return[3]	20.50%	16.44%	(1.31)%	15.53%	11.26%	24.03%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.82%	0.76%	0.75%	0.76%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.02)%	(0.08)%	(0.10)%	(0.17)%	(0.21)%	0.02%
Supplemental data
Portfolio turnover rate	16%	42%	38%	35%	42%	38%
Net assets, end of period (000s omitted)	$1,657,259	$1,655,724	$2,398,134	$3,863,196	$2,975,721	$2,649,095

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Growth Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $2,464,254,295 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$2,552,698,575
Gross unrealized losses	(19,988,090)
Net unrealized gains	$2,532,710,485

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

22	Wells Fargo Growth Fund	Notes to financial statements (unaudited)
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$667,829,827	$0	$0	$667,829,827
Consumer staples	181,195,147	0	0	181,195,147
Energy	69,482,208	0	0	69,482,208
Financials	340,655,398	0	0	340,655,398
Health care	419,192,751	0	0	419,192,751
Industrials	561,086,669	0	0	561,086,669
Information technology	2,340,369,282	0	0	2,340,369,282
Materials	166,728,209	0	0	166,728,209
Real estate	27,884,076	0	0	27,884,076

Short-term investments
Investment companies	26,275,984	0	0	26,275,984
Investments measured at net asset value*				196,265,229
Total assets	$4,800,699,551	$0	$0	$4,996,964,780

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $196,265,229 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.555% as the average daily net assets of the Fund increase. For the six months ended January 31, 2018, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Growth Fund	23

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.16% for Class A shares, 1.91% for Class C shares, 0.70% for Class R6 shares, 0.96% for Administrator Class shares, and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2018, Funds Distributor received $9,653 from the sale of Class A shares and $416 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A for the six months ended January 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2018 were $726,089,225 and $1,267,459,627, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended January 31, 2018, there were no borrowings by the Fund under the agreement.

24	Wells Fargo Growth Fund	Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Growth Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Growth Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

28	Wells Fargo Growth Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Growth Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309114 03-18 SA206/SAR206 01-18

Semi-Annual Report

January 31, 2018

Wells Fargo Intrinsic Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Intrinsic Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

While investing in stocks and bonds generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Intrinsic Value Fund for the six-month period that ended January 31, 2018. While investing in stocks generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend. U.S. and international stocks delivered similar results, with returns of 15.43% and 13.50%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays Global Aggregate ex-USD Index3 earned 4.50%. In the U.S., fixed-income investments, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index4, fell 0.35% and the Bloomberg Barclays Municipal Bond Index5 declined 0.19%.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the late summer of 2017 as they were subject to the same positive economic conditions that influenced their advances during first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets were supported by improved economic growth. Advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017 but continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

In the U.S., Federal Reserve (Fed) officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued an upward trajectory. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Intrinsic Value Fund	3

Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Intrinsic Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Miguel E. Giaconi, CFA®

Jean-Baptiste Nadal, CFA®

Average annual total returns (%) as of January 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EIVAX)	8-1-2006	13.61	10.64	7.62	20.54	11.96	8.26	1.18	1.11
Class C (EIVCX)	8-1-2006	18.57	11.10	7.43	19.57	11.10	7.43	1.93	1.86
Class R (EIVTX)	3-1-2013	–	–	–	20.15	11.69	7.99	1.43	1.36
Class R6 (EIVFX)	11-30-2012	–	–	–	21.03	12.38	8.62	0.75	0.65
Administrator Class (EIVDX)	7-30-2010	–	–	–	20.79	12.16	8.45	1.10	0.95
Institutional Class (EIVIX)	8-1-2006	–	–	–	21.10	12.45	8.65	0.85	0.70
Russell 1000® Value Index[4]	–	–	–	–	17.22	13.47	7.95	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Intrinsic Value Fund	5

Ten largest holdings (%) as of January 31, 2018[5]
Alphabet Incorporated Class C	3.67
Microsoft Corporation	3.42
EOG Resources Incorporated	3.36
Synchrony Financial	3.20
BB&T Corporation	3.13
Honeywell International Incorporated	3.02
Vulcan Materials Company	3.01
US Bancorp	2.95
AerCap Holdings NV	2.89
Cisco Systems Incorporated	2.82

Sector distribution as of January 31, 2018[6]

[1]	Historical performance shown for Class R shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Intrinsic Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,125.12	$5.89	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60	1.10%
Class C
Actual	$1,000.00	$1,120.93	$9.94	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.83	$9.45	1.86%
Class R
Actual	$1,000.00	$1,122.96	$7.28	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.92	1.36%
Class R6
Actual	$1,000.00	$1,127.01	$3.48	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,126.26	$5.09	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,127.90	$3.75	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Intrinsic Value Fund	7

Security name	Shares	Value

Common Stocks: 98.87%

Consumer Discretionary: 10.86%

Media: 4.82%
Comcast Corporation Class A	592,500	$25,199,025
The Walt Disney Company	199,700	21,701,399

		46,900,424

Specialty Retail: 4.53%
Advance Auto Parts Incorporated	185,200	21,666,548
The TJX Companies Incorporated	279,800	22,473,536

		44,140,084

Textiles, Apparel & Luxury Goods: 1.51%
Nike Incorporated Class B	215,100	14,674,122

Consumer Staples: 8.02%

Beverages: 2.21%
Anheuser-Busch InBev NV ADR	189,300	21,481,764

Food Products: 5.81%
Mondelez International Incorporated Class A	566,300	25,143,720
Nestle SA ADR	198,400	17,141,760
TreeHouse Foods Incorporated †	303,800	14,327,208

		56,612,688

Energy: 10.24%

Energy Equipment & Services: 3.49%
Schlumberger Limited	312,300	22,979,034
TechnipFMC plc	338,400	10,984,464

		33,963,498

Oil, Gas & Consumable Fuels: 6.75%
Chevron Corporation	159,000	19,930,650
Concho Resources Incorporated †	82,800	13,036,032
EOG Resources Incorporated	284,400	32,706,000

		65,672,682

Financials: 19.65%

Banks: 10.39%
Bank of America Corporation	561,200	17,958,400
BB&T Corporation	551,600	30,442,804
CIT Group Incorporated	473,100	23,981,439
US Bancorp	503,200	28,752,848

		101,135,491

Capital Markets: 3.73%
Intercontinental Exchange Incorporated	167,600	12,375,584
UBS Group AG «	1,178,200	23,941,024

		36,316,608

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Intrinsic Value Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Consumer Finance: 3.20%
Synchrony Financial	784,300	$31,121,024

Insurance: 2.33%
The Allstate Corporation	229,500	22,667,715

Health Care: 10.41%

Biotechnology: 2.31%
Gilead Sciences Incorporated	267,894	22,449,517

Health Care Equipment & Supplies: 1.68%
Abbott Laboratories	262,600	16,323,216

Health Care Providers & Services: 2.53%
Cigna Corporation	118,300	24,647,805

Pharmaceuticals: 3.89%
Eli Lilly & Company	142,300	11,590,335
Merck & Company Incorporated	443,400	26,271,450

		37,861,785

Industrials: 12.44%

Aerospace & Defense: 3.15%
General Dynamics Corporation	93,000	20,690,640
Lockheed Martin Corporation	28,100	9,971,285

		30,661,925

Air Freight & Logistics: 2.07%
United Parcel Service Incorporated Class B	158,100	20,129,292

Electrical Equipment: 1.31%
Sensata Technologies Holding NV †	226,600	12,746,250

Industrial Conglomerates: 3.02%
Honeywell International Incorporated	183,800	29,347,346

Trading Companies & Distributors: 2.89%
AerCap Holdings NV †	520,100	28,137,410

Information Technology: 17.25%

Communications Equipment: 5.50%
Cisco Systems Incorporated	660,300	27,428,862
Motorola Solutions Incorporated	262,700	26,128,142

		53,557,004

Internet Software & Services: 3.67%
Alphabet Incorporated Class C †	30,500	35,683,170

IT Services: 2.70%
Accenture plc Class A	127,000	20,408,900
The Western Union Company	280,638	5,834,464

		26,243,364

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Intrinsic Value Fund	9

Security name		Shares	Value

Software: 4.48%
Microsoft Corporation		350,400	$33,291,504
Oracle Corporation		201,000	10,369,590

			43,661,094

Technology Hardware, Storage & Peripherals: 0.90%
Apple Incorporated		52,200	8,739,846

Materials: 3.01%

Construction Materials: 3.01%
Vulcan Materials Company		216,100	29,259,940

Real Estate: 0.96%

Equity REITs: 0.96%
Crown Castle International Corporation		82,636	9,318,862

Telecommunication Services: 2.81%

Diversified Telecommunication Services: 2.81%
Verizon Communications Incorporated		506,400	27,381,048

Utilities: 3.22%

Electric Utilities: 2.36%
NextEra Energy Incorporated		145,200	23,002,584

Multi-Utilities: 0.86%
WEC Energy Group Incorporated		129,600	8,333,279

Total Common Stocks (Cost $714,097,956)			962,170,837

	Yield
Short-Term Investments: 3.24%

Investment Companies: 3.24%
Securities Lending Cash Investment LLC (l)(r)(u)	1.60%	19,890,532	19,892,522
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.24	11,625,412	11,625,412

Total Short-Term Investments (Cost $31,517,934)			31,517,934

Total investments in securities (Cost $745,615,890)	102.11%	993,688,771
Other assets and liabilities, net	(2.11)	(20,502,242)

Total net assets	100.00%	$973,186,529

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intrinsic Value Fund	Portfolio of investments—January 31, 2018 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	17,030,618	307,866,748	305,006,834	19,890,532	$28	$(29)	$58,101	$19,892,522
Wells Fargo Government Money Market Fund Select Class	9,318,825	96,985,399	94,678,812	11,625,412	0	0	59,318	11,625,412

					$28	$(29)	$117,419	$31,517,934	3.24%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2018 (unaudited)	Wells Fargo Intrinsic Value Fund	11

Assets
Investments in unaffiliated securities (including $19,284,992 of securities on loan), at value (cost $714,097,956)	$962,170,837
Investments in affiliated securities, at value (cost $31,517,934)	31,517,934
Receivable for investments sold	2,534,023
Receivable for Fund shares sold	87,177
Receivable for dividends	718,864
Receivable for securities lending income	7,268
Prepaid expenses and other assets	94,364

Total assets	997,130,467

Liabilities
Payable upon receipt of securities loaned	19,891,200
Payable for investments purchased	2,401,928
Payable for Fund shares redeemed	698,181
Management fee payable	461,822
Administration fees payable	128,666
Distribution fees payable	14,151
Trustees’ fees and expenses payable	1,922
Accrued expenses and other liabilities	346,068

Total liabilities	23,943,938

Total net assets	$973,186,529

NET ASSETS CONSIST OF
Paid-in capital	$707,738,623
Undistributed net investment income	2,373,756
Accumulated net realized gains on investments	15,001,269
Net unrealized gains on investments	248,072,881

Total net assets	$973,186,529

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$307,470,776
Shares outstanding – Class A1	23,551,380
Net asset value per share – Class A	$13.06
Maximum offering price per share – Class A2	$13.86
Net assets – Class C	$22,220,517
Shares outstanding – Class C1	1,743,999
Net asset value per share – Class C	$12.74
Net assets – Class R	$54,784
Shares outstanding – Class R1	4,162
Net asset value per share – Class R	$13.16
Net assets – Class R6	$2,544,316
Shares outstanding – Class R6[1]	197,340
Net asset value per share – Class R6	$12.89
Net assets – Administrator Class	$488,522,817
Shares outstanding – Administrator Class[1]	35,720,861
Net asset value per share – Administrator Class	$13.68
Net assets – Institutional Class	$152,373,319
Shares outstanding – Institutional Class[1]	11,617,386
Net asset value per share – Institutional Class	$13.12

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intrinsic Value Fund	Statement of operations—six months ended January 31, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $62,921)	$8,177,776
Income from affiliated securities	117,419

Total investment income	8,295,195

Expenses
Management fee	3,222,129
Administration fees
Class A	309,340
Class C	22,629
Class R	53
Class R4	4	[1]
Class R6	370
Administrator Class	302,407
Institutional Class	98,869
Shareholder servicing fees
Class A	356,208
Class C	26,939
Class R	63
Class R4	5	[1]
Administrator Class	581,553
Distribution fees
Class C	80,818
Class R	63
Custody and accounting fees	17,721
Professional fees	22,574
Registration fees	50,425
Shareholder report expenses	32,022
Trustees’ fees and expenses	28,765
Other fees and expenses	12,998

Total expenses	5,165,955
Less: Fee waivers and/or expense reimbursements	(594,509)

Net expenses	4,571,446

Net investment income	3,723,749

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	41,223,549
Affiliated securities	28

Net realized gains on investments	41,223,577

Net change in unrealized gains (losses) on:
Unaffiliated securities	66,003,443
Affiliated securities	(29)

Net change in unrealized gains (losses) on investments	66,003,414

Net realized and unrealized gains (losses) on investments	107,226,991

Net increase in net assets resulting from operations	$110,950,740

[1]	For the period from August 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R4 shares were liquidated and the class was subsequently closed. Class R4 shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Intrinsic Value Fund	13

	Six months ended January 31, 2018 (unaudited)			Year ended July 31, 2017

Operations
Net investment income			$3,723,749			$10,341,304
Net realized gains on investments			41,223,577			70,124,352
Net change in unrealized gains (losses) on investments			66,003,414			41,233,576

Net increase in net assets resulting from operations			110,950,740			121,699,232

Distributions to shareholders from
Net investment income
Class A			(1,516,748)			(3,621,237)
Class C			0			(86,648)
Class R			(163)			(354)
Class R4			0 [1]			(231)
Class R6			(23,745)			(49,302)
Administrator Class			(3,138,315)			(6,085,411)
Institutional Class			(1,366,652)			(2,733,344)
Net realized gains
Class A			(22,059,131)			(19,813,428)
Class B			N/A			(17,948)[2]
Class C			(1,660,928)			(1,747,106)
Class R			(3,846)			(2,423)
Class R4			0 [1]			(1,001)
Class R6			(185,128)			(195,458)
Administrator Class			(33,610,953)			(28,268,900)
Institutional Class			(11,360,927)			(11,235,310)

Total distributions to shareholders			(74,926,536)			(73,858,101)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	177,135		2,235,284	305,954		3,691,813
Class B	N/A		N/A	1	[2]	13 [2]
Class C	14,361		175,304	51,575		603,442
Class R	190		2,417	719		8,721
Class R6	6,168		77,743	11,205		133,634
Administrator Class	65,641		868,948	221,167		2,768,721
Institutional Class	302,689		3,872,615	2,650,238		32,333,431

			7,232,311			39,539,775

Reinvestment of distributions
Class A	1,816,483		22,389,992	1,877,183		22,194,613
Class B	N/A		N/A	1,535	[2]	17,865 [2]
Class C	131,832		1,579,351	138,250		1,593,565
Class R	220		2,728	233		2,777
Class R4	0	[1]	0 [1]	104		1,232
Class R6	16,488		201,277	20,897		244,760
Administrator Class	2,684,570		34,693,107	2,623,161		32,407,128
Institutional Class	901,012		11,188,786	949,096		11,290,466

			70,055,241			67,752,406

Please see footnotes on page 14.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intrinsic Value Fund	Statement of changes in net assets

	Six months ended January 31, 2018 (unaudited)		Year ended July 31, 2017

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(1,729,807)	$(21,997,010)	(5,420,473)	$(65,302,884)
Class B	N/A	N/A	(47,468)[2]	(566,965)[2]
Class C	(166,563)	(2,059,969)	(875,054)	(10,310,692)
Class R	(32)	(410)	(698)	(8,357)
Class R4	(1,342)[1]	(17,226)[1]	0	0
Class R6	(17,301)	(220,658)	(78,948)	(936,987)
Administrator Class	(1,925,884)	(25,602,298)	(5,523,798)	(69,697,862)
Institutional Class	(2,396,022)	(30,145,825)	(8,606,311)	(104,462,351)

		(80,043,396)		(251,286,098)

Net decrease in net assets resulting from capital share transactions		(2,755,844)		(143,993,917)

Total increase (decrease) in net assets		33,268,360		(96,152,786)

Net assets
Beginning of period		939,918,169		1,036,070,955

End of period		$973,186,529		$939,918,169

Undistributed net investment income		$2,373,756		$4,695,630

[1]	For the period from August 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R4 shares were liquidated and the class was subsequently closed. Class R4 shares are no longer offered by the Fund.

[2]	For the period from August 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.61	$12.01	$13.73	$13.60	$12.52	$10.44
Net investment income	0.04	0.12 [1]	0.13	0.10	0.07	0.07 [1]
Net realized and unrealized gains (losses) on investments	1.47	1.43	(0.42)	1.09	1.53	2.75

Total from investment operations	1.51	1.55	(0.29)	1.19	1.60	2.82
Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.11)	(0.07)	(0.06)	(0.10)
Net realized gains	(1.00)	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)

Total distributions to shareholders	(1.06)	(0.95)	(1.43)	(1.06)	(1.52)	(0.74)
Net asset value, end of period	$13.06	$12.61	$12.01	$13.73	$13.60	$12.52
Total return[2]	12.51%	13.50%	(1.73)%	9.19%	13.09%	28.53%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.17%	1.17%	1.20%	1.21%	1.20%
Net expenses	1.10%	1.10%	1.10%	1.16%	1.16%	1.16%
Net investment income	0.67%	0.95%	1.12%	0.75%	0.53%	0.57%
Supplemental data
Portfolio turnover rate	9%	27%	34%	29%	23%	28%
Net assets, end of period (000s omitted)	$307,471	$293,599	$318,543	$372,443	$391,028	$386,655

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.31	$11.74	$13.45	$13.36	$12.35	$10.30
Net investment income (loss)	(0.01)	0.02 [1]	0.03	0.00 [2]	(0.03)	(0.01)[1]
Net realized and unrealized gains (losses) on investments	1.44	1.40	(0.41)	1.08	1.50	2.72

Total from investment operations	1.43	1.42	(0.38)	1.08	1.47	2.71
Distributions to shareholders from
Net investment income	0.00	(0.04)	(0.01)	0.00	0.00	(0.02)
Net realized gains	(1.00)	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)

Total distributions to shareholders	(1.00)	(0.85)	(1.33)	(0.99)	(0.46)	(0.66)
Net asset value, end of period	$12.74	$12.31	$11.74	$13.45	$13.36	$12.35
Total return[3]	12.09%	12.58%	(2.47)%	8.42%	12.24%	27.50%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	1.93%	1.96%	1.97%	1.97%
Net expenses	1.86%	1.86%	1.86%	1.91%	1.91%	1.91%
Net investment income (loss)	(0.09)%	0.20%	0.37%	0.00%	(0.22)%	(0.05)%
Supplemental data
Portfolio turnover rate	9%	27%	34%	29%	23%	28%
Net assets, end of period (000s omitted)	$22,221	$21,727	$28,756	$36,098	$36,654	$35,616

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$12.70	$12.09	$13.81	$13.66	$12.55	$11.20
Net investment income	0.02	0.08 [2]	0.10	0.05	0.03	0.00 [3]
Net realized and unrealized gains (losses) on investments	1.48	1.45	(0.43)	1.12	1.54	1.35

Total from investment operations	1.50	1.53	(0.33)	1.17	1.57	1.35
Distributions to shareholders from
Net investment income	(0.04)	(0.11)	(0.07)	(0.03)	0.00	0.00
Net realized gains	(1.00)	(0.81)	(1.32)	(0.99)	(0.46)	0.00

Total distributions to shareholders	(1.04)	(0.92)	(1.39)	(1.02)	(0.46)	0.00
Net asset value, end of period	$13.16	$12.70	$12.09	$13.81	$13.66	$12.55
Total return[4]	12.30%	13.22%	(1.99)%	8.96%	12.77%	12.05%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.44%	1.44%	1.47%	1.49%	1.46%
Net expenses	1.36%	1.36%	1.36%	1.40%	1.41%	1.41%
Net investment income	0.41%	0.69%	0.86%	0.50%	0.26%	0.01%
Supplemental data
Portfolio turnover rate	9%	27%	34%	29%	23%	28%
Net assets, end of period (000s omitted)	$55	$48	$43	$41	$28	$18

[1]	For the period from March 1, 2013 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R6		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$12.49	$11.90	$13.62	$13.60	$12.56	$11.10
Net investment income	0.07	0.17 [2]	0.17	0.17 [2]	0.14 [2]	0.19
Net realized and unrealized gains (losses) on investments	1.45	1.42	(0.40)	1.08	1.47	2.06

Total from investment operations	1.52	1.59	(0.23)	1.25	1.61	2.25
Distributions to shareholders from
Net investment income	(0.12)	(0.19)	(0.17)	(0.24)	(0.11)	(0.15)
Net realized gains	(1.00)	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)

Total distributions to shareholders	(1.12)	(1.00)	(1.49)	(1.23)	(0.57)	(0.79)
Net asset value, end of period	$12.89	$12.49	$11.90	$13.62	$13.60	$12.56
Total return[3]	12.70%	14.03%	(1.30)%	9.74%	13.19%	21.84%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.75%	0.74%	0.74%	0.73%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.14%	1.40%	1.47%	1.25%	1.10%	0.85%
Supplemental data
Portfolio turnover rate	9%	27%	34%	29%	23%	28%
Net assets, end of period (000s omitted)	$2,544	$2,397	$2,842	$169	$150	$3,359

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.17	$12.51	$14.25	$14.08	$12.95	$10.78
Net investment income	0.05	0.14 [1]	0.15	0.13	0.10	0.08 [1]
Net realized and unrealized gains (losses) on investments	1.55	1.49	(0.43)	1.14	1.58	2.87

Total from investment operations	1.60	1.63	(0.28)	1.27	1.68	2.95
Distributions to shareholders from
Net investment income	(0.09)	(0.16)	(0.14)	(0.11)	(0.09)	(0.14)
Net realized gains	(1.00)	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)

Total distributions to shareholders	(1.09)	(0.97)	(1.46)	(1.10)	(0.55)	(0.78)
Net asset value, end of period	$13.68	$13.17	$12.51	$14.25	$14.08	$12.95
Total return[2]	12.63%	13.66%	(1.58)%	9.42%	13.36%	28.77%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.10%	1.06%	1.06%	1.05%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	0.82%	1.10%	1.27%	0.95%	0.74%	0.68%
Supplemental data
Portfolio turnover rate	9%	27%	34%	29%	23%	28%
Net assets, end of period (000s omitted)	$488,523	$459,650	$470,152	$529,293	$534,641	$515,012

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.68	$12.08	$13.80	$13.67	$12.58	$10.48
Net investment income	0.07 [1]	0.17 [1]	0.18	0.15	0.13	0.16
Net realized and unrealized gains (losses) on investments	1.48	1.43	(0.41)	1.11	1.53	2.73

Total from investment operations	1.55	1.60	(0.23)	1.26	1.66	2.89
Distributions to shareholders from
Net investment income	(0.11)	(0.19)	(0.17)	(0.14)	(1.11)	(0.15)
Net realized gains	(1.00)	(0.81)	(1.32)	(0.99)	(0.46)	(0.64)

Total distributions to shareholders	(1.11)	(1.00)	(1.49)	(1.13)	(0.57)	(0.79)
Net asset value, end of period	$13.12	$12.68	$12.08	$13.80	$13.67	$12.58
Total return[2]	12.79%	13.88%	(1.27)%	9.66%	13.64%	29.04%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.85%	0.79%	0.79%	0.79%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.73%
Net investment income	1.08%	1.36%	1.52%	1.20%	0.99%	1.21%
Supplemental data
Portfolio turnover rate	9%	27%	34%	29%	23%	28%
Net assets, end of period (000s omitted)	$152,373	$162,480	$215,175	$255,565	$244,378	$221,128

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Value Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on November 13, 2017, Class R4 shares were liquidated and the class was subsequently closed. Class R4 shares are no longer offered by the Fund. Information for Class R4 shares reflected in the financial statements represents activity through November 13, 2017.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount

22	Wells Fargo Intrinsic Value Fund	Notes to financial statements (unaudited)

of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $745,260,895 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$266,331,004
Gross unrealized losses	(17,903,128)
Net unrealized gains	$248,427,876

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Value Fund	23

based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$105,714,630	$0	$0	$105,714,630
Consumer staples	78,094,452	0	0	78,094,452
Energy	99,636,180	0	0	99,636,180
Financials	191,240,838	0	0	191,240,838
Health care	101,282,323	0	0	101,282,323
Industrials	121,022,223	0	0	121,022,223
Information technology	167,884,478	0	0	167,884,478
Materials	29,259,940	0	0	29,259,940
Real estate	9,318,862	0	0	9,318,862
Telecommunication services	27,381,048	0	0	27,381,048
Utilities	31,335,863	0	0	31,335,863

Short-term investments
Investment companies	11,625,412	0	0	11,625,412
Investments measured at net asset value*				19,892,522
Total assets	$973,796,249	$0	$0	$993,688,771

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $19,982,522 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2018, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

24	Wells Fargo Intrinsic Value Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 1.36% for Class R shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2018, Funds Distributor received $2,145 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 was charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2018 were $546,174,673 and $352,628,269, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Value Fund	25

emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended January 31, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Intrinsic Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Intrinsic Value Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Intrinsic Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Intrinsic Value Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Intrinsic Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309115 03-18 SA207/SAR207 01-18

Semi-Annual Report

January 31, 2018

Wells Fargo Large Cap Core Fund

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The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Large Cap Core Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

While investing in stocks and bonds generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Large Cap Core Fund for the six-month period that ended January 31, 2018. While investing in stocks generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend. U.S. and international stocks delivered similar results, with returns of 15.43% and 13.50%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays Global Aggregate ex-USD Index3 earned 4.50%. In the U.S., fixed-income investments, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index4, fell 0.35% and the Bloomberg Barclays Municipal Bond Index5 declined 0.19%.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the late summer of 2017 as they were subject to the same positive economic conditions that influenced their advances during first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets were supported by improved economic growth. Advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017 but continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

In the U.S., Federal Reserve (Fed) officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued an upward trajectory. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Large Cap Core Fund	3

Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Large Cap Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

John R. Campbell, CFA®

Jeff C. Moser, CFA®

Average annual total returns (%) as of January 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (EGOAX)	12-17-2007	22.03	14.92	8.68	29.51	16.29	9.32	1.19	1.08
Class C (EGOCX)	12-17-2007	27.57	15.42	8.51	28.57	15.42	8.51	1.94	1.83
Class R (EGOHX)	9-30-2015	–	–	–	29.20	16.00	9.06	1.44	1.33
Class R6 (EGORX)	9-30-2015	–	–	–	30.15	17.51	10.10	0.76	0.65
Administrator Class (WFLLX)	7-16-2010	–	–	–	29.70	16.51	9.51	1.11	0.97
Institutional Class (EGOIX)	12-17-2007	–	–	–	30.04	16.83	9.78	0.86	0.67
S&P 500 Index[4]	–	–	–	–	26.41	15.91	9.78	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Large Cap Core Fund	5

Ten largest holdings (%) as of January 31, 2018[5]
NetApp Incorporated	2.60
JPMorgan Chase & Company	2.49
Apple Incorporated	2.41
NVIDIA Corporation	2.41
The Home Depot Incorporated	2.41
Centene Corporation	2.39
Avery Dennison Corporation	2.38
Lear Corporation	2.35
CDW Corporation of Delaware	2.34
Northrop Grumman Corporation	2.34

Sector distribution as of January 31, 2018[6]

[1]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect higher expenses applicable to Class R shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect higher expenses applicable to Class R6 shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Large Cap Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,185.08	$6.17	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.70	1.12%
Class C
Actual	$1,000.00	$1,180.41	$10.28	1.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.78	$9.50	1.87%
Class R
Actual	$1,000.00	$1,183.87	$7.54	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.97	1.37%
Class R6
Actual	$1,000.00	$1,187.80	$3.69	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Administrator Class
Actual	$1,000.00	$1,185.93	$5.45	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$5.04	0.99%
Institutional Class
Actual	$1,000.00	$1,187.76	$3.80	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52	0.69%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Large Cap Core Fund	7

Security name	Shares	Value

Common Stocks: 98.92%

Consumer Discretionary: 14.44%

Auto Components: 2.35%
Lear Corporation	144,879	$27,981,930

Automobiles: 1.83%
General Motors Company	512,000	21,713,920

Media: 1.99%
Comcast Corporation Class A	556,707	23,676,749

Multiline Retail: 2.17%
Target Corporation	342,668	25,775,487

Specialty Retail: 6.10%
Lowe’s Companies Incorporated	255,030	26,709,292
The Home Depot Incorporated	142,337	28,595,503
The TJX Companies Incorporated	214,680	17,243,098

		72,547,893

Consumer Staples: 5.46%

Food & Staples Retailing: 3.79%
Sysco Corporation	320,005	20,118,714
Wal-Mart Stores Incorporated	233,195	24,858,587

		44,977,301

Food Products: 1.67%
Tyson Foods Incorporated Class A	261,349	19,891,272

Energy: 5.06%

Oil, Gas & Consumable Fuels: 5.06%
Chevron Corporation	154,739	19,396,534
Exxon Mobil Corporation	194,501	16,979,937
Valero Energy Corporation	247,737	23,775,320

		60,151,791

Financials: 12.41%

Banks: 6.52%
Bank of America Corporation	786,493	25,167,776
Citizens Financial Group Incorporated	497,070	22,815,513
JPMorgan Chase & Company	255,840	29,593,012

		77,576,301

Capital Markets: 2.03%
Raymond James Financial Incorporated	250,342	24,130,465

Insurance: 3.86%
Lincoln National Corporation	288,739	23,907,589
Prudential Financial Incorporated	184,703	21,946,410

		45,853,999

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Large Cap Core Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Health Care: 17.51%

Biotechnology: 3.19%
Amgen Incorporated	101,707	$18,922,587
Gilead Sciences Incorporated	226,817	19,007,265

		37,929,852

Health Care Equipment & Supplies: 4.01%
Abbott Laboratories	378,002	23,496,604
Baxter International Incorporated	335,962	24,199,343

		47,695,947

Health Care Providers & Services: 6.72%
Aetna Incorporated	128,317	23,972,182
Centene Corporation †	265,462	28,468,145
UnitedHealth Group Incorporated	115,698	27,394,972

		79,835,299

Life Sciences Tools & Services: 1.85%
Agilent Technologies Incorporated	299,924	22,023,419

Pharmaceuticals: 1.74%
Johnson & Johnson	149,792	20,699,756

Industrials: 11.02%

Aerospace & Defense: 2.34%
Northrop Grumman Corporation	81,621	27,794,399

Airlines: 1.68%
Delta Air Lines Incorporated	351,353	19,946,310

Construction & Engineering: 1.67%
EMCOR Group Incorporated	243,975	19,830,288

Machinery: 5.33%
Cummins Incorporated	124,226	23,354,488
Stanley Black & Decker Incorporated	133,320	22,161,784
The Toro Company	271,767	17,841,504

		63,357,776

Information Technology: 23.50%

Electronic Equipment, Instruments & Components: 3.80%
CDW Corporation of Delaware	371,743	27,802,659
Jabil Circuit Incorporated	681,126	17,321,034

		45,123,693

Internet Software & Services: 2.03%
Alphabet Incorporated Class C †	20,672	24,185,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Large Cap Core Fund	9

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 6.25%
Intel Corporation		444,164	$21,382,055
NVIDIA Corporation		116,420	28,616,036
ON Semiconductor Corporation †		982,266	24,301,261

			74,299,352

Software: 4.45%
Microsoft Corporation		279,249	26,531,447
VMware Incorporated Class A «†		212,691	26,329,019

			52,860,466

Technology Hardware, Storage & Peripherals: 6.97%
Apple Incorporated		171,402	28,697,837
HP Incorporated		993,824	23,175,976
NetApp Incorporated		503,421	30,960,392

			82,834,205

Materials: 4.43%

Chemicals: 2.05%
DowDuPont Incorporated		321,755	24,318,243

Containers & Packaging: 2.38%
Avery Dennison Corporation		230,927	28,330,124

Real Estate: 3.52%

Equity REITs: 3.52%
American Tower Corporation		145,771	21,530,377
Prologis Incorporated		311,888	20,307,028

			41,837,405

Utilities: 1.57%

Multi-Utilities: 1.57%
CenterPoint Energy Incorporated		661,677	18,646,058

Total Common Stocks (Cost $795,899,248)			1,175,824,700

	Yield
Short-Term Investments: 3.14%

Investment Companies: 3.14%
Securities Lending Cash Investment LLC (l)(r)(u)	1.60%	24,490,035	24,492,484
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.24	12,847,596	12,847,596

Total Short-Term Investments (Cost $37,340,080)			37,340,080

Total investments in securities (Cost $833,239,328)	102.06%	1,213,164,780
Other assets and liabilities, net	(2.06)	(24,454,289)

Total net assets	100.00%	$1,188,710,491

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Large Cap Core Fund	Portfolio of investments—January 31, 2018 (unaudited)

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	19,847,049	94,951,061	90,308,075	24,490,035	$0	$0	$73,214	$24,492,484
Wells Fargo Government Money Market Fund Select Class	7,987,308	70,480,847	65,620,559	12,847,596	0	0	48,105	12,847,596

					$0	$0	$121,319	$37,340,080	3.14%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2018 (unaudited)	Wells Fargo Large Cap Core Fund	11

Assets
Investments in unaffiliated securities (including $23,985,480 of securities loaned), at value (cost $795,899,248)	$1,175,824,700
Investments in affiliated securities, at value (cost $37,340,080)	37,340,080
Receivable for Fund shares sold	1,582,490
Receivable for dividends	426,466
Receivable for securities lending income	11,086
Prepaid expenses and other assets	68,768

Total assets	1,215,253,590

Liabilities
Payable upon receipt of securities loaned	24,492,500
Payable for Fund shares redeemed	1,279,145
Management fee payable	533,855
Administration fees payable	158,945
Distribution fees payable	42,525
Trustees’ fees and expenses payable	1,747
Accrued expenses and other liabilities	34,382

Total liabilities	26,543,099

Total net assets	$1,188,710,491

NET ASSETS CONSIST OF
Paid-in capital	$776,783,642
Overdistributed net investment income	(56,445)
Accumulated net realized gains on investments	32,057,842
Net unrealized gains on investments	379,925,452

Total net assets	$1,188,710,491

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$375,138,039
Shares outstanding – Class A1	17,886,807
Net asset value per share – Class A	$20.97
Maximum offering price per share – Class A2	$22.25
Net assets – Class C	$66,517,920
Shares outstanding – Class C1	3,218,963
Net asset value per share – Class C	$20.66
Net assets – Class R	$2,286,561
Shares outstanding – Class R1	108,913
Net asset value per share – Class R	$20.99
Net assets – Class R6	$695,280
Shares outstanding – Class R6[1]	33,062
Net asset value per share – Class R6	$21.03
Net assets – Administrator Class	$35,018,709
Shares outstanding – Administrator Class[1]	1,652,344
Net asset value per share – Administrator Class	$21.19
Net assets – Institutional Class	$709,053,982
Shares outstanding – Institutional Class[1]	33,660,773
Net asset value per share – Institutional Class	$21.06

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Large Cap Core Fund	Statement of operations—six months ended January 31, 2018 (unaudited)

Investment income
Dividends	$9,393,922
Income from affiliated securities	121,319

Total investment income	9,515,241

Expenses
Management fee	3,764,283
Administration fees
Class A	364,620
Class C	65,347
Class R	1,579
Class R6	84
Administrator Class	21,975
Institutional Class	425,561
Shareholder servicing fees
Class A	434,071
Class C	77,794
Class R	1,880
Administrator Class	42,260
Distribution fees
Class C	233,381
Class R	1,880
Custody and accounting fees	18,413
Professional fees	23,489
Registration fees	76,638
Shareholder report expenses	60,569
Trustees’ fees and expenses	11,745
Other fees and expenses	11,268

Total expenses	5,636,837
Less: Fee waivers and/or expense reimbursements	(676,591)

Net expenses	4,960,246

Net investment income	4,554,995

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	44,203,610
Net change in unrealized gains (losses) on investments	140,280,499

Net realized and unrealized gains (losses) on investments	184,484,109

Net increase in net assets resulting from operations	$189,039,104

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Large Cap Core Fund	13

	Six months ended January 31, 2018 (unaudited)		Year ended July 31, 2017

Operations
Net investment income		$4,554,995		$10,460,847
Net realized gains on investments		44,203,610		51,027,002
Net change in unrealized gains (losses) on investments		140,280,499		125,930,322

Net increase in net assets resulting from operations		189,039,104		187,418,171

Distributions to shareholders from
Net investment income
Class A		(2,344,339)		(2,565,745)
Class R		(8,939)		(172)
Class R6		(6,623)		(1,269)
Administrator Class		(275,902)		(3,812)
Institutional Class		(7,110,676)		(7,464,521)
Net realized gains
Class A		(3,861,410)		0
Class C		(697,513)		0
Class R		(15,405)		0
Class R6		(6,840)		0
Administrator Class		(370,395)		0
Institutional Class		(7,219,501)		0

Total distributions to shareholders		(21,917,543)		(10,035,519)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	519,643	10,160,053	1,356,533	22,414,439
Class C	178,130	3,444,060	498,889	8,120,255
Class R	49,499	970,429	75,652	1,314,056
Class R6	26,133	470,921	7,956	134,824
Administrator Class	114,709	2,202,316	1,481,988	25,548,238
Institutional Class	3,386,597	66,372,416	23,412,722	371,792,237

		83,620,195		429,324,049

Reinvestment of distributions
Class A	301,834	5,924,920	149,877	2,451,983
Class C	30,164	580,958	0	0
Class R	1,208	23,748	10	172
Class R6	644	12,693	77	1,269
Administrator Class	31,853	632,062	230	3,794
Institutional Class	658,543	12,996,677	405,841	6,663,907

		20,171,058		9,121,125

Payment for shares redeemed
Class A	(1,258,011)	(24,133,809)	(6,971,518)	(112,765,238)
Class C	(419,211)	(7,885,210)	(1,878,343)	(29,564,534)
Class R	(17,698)	(330,814)	(1,487)	(25,647)
Class R6	(452)	(8,686)	(162,028)	(2,459,889)
Administrator Class	(256,503)	(5,042,366)	(3,533,468)	(56,128,061)
Institutional Class	(4,700,764)	(90,918,280)	(16,596,815)	(273,283,736)

		(128,319,165)		(474,227,105)

Net decrease in net assets resulting from capital share transactions		(24,527,912)		(35,781,931)

Total increase in net assets		142,593,649		141,600,721

Net assets
Beginning of period		1,046,116,842		904,516,121

End of period		$1,188,710,491		$1,046,116,842

Undistributed (overdistributed) net investment income		$(56,445)		$5,135,039

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.01	$15.13	$15.81	$14.30	$12.13	$9.50
Net investment income	0.06	0.15	0.10	0.06	0.06 [1]	0.07
Net realized and unrealized gains (losses) on investments	3.25	2.85	(0.60)	1.50	2.20	2.64

Total from investment operations	3.31	3.00	(0.50)	1.56	2.26	2.71
Distributions to shareholders from
Net investment income	(0.13)	(0.12)	(0.05)	(0.05)	(0.09)	(0.08)
Net realized gains	(0.22)	0.00	(0.13)	0.00	0.00	0.00

Total distributions to shareholders	(0.35)	(0.12)	(0.18)	(0.05)	(0.09)	(0.08)
Net asset value, end of period	$20.97	$18.01	$15.13	$15.81	$14.30	$12.13
Total return[2]	18.51%	19.94%	(3.18)%	10.99%	18.58%	28.76%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.19%	1.20%	1.26%	1.29%	1.33%
Net expenses	1.12%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	0.61%	0.82%	0.80%	0.35%	0.47%	0.75%
Supplemental data
Portfolio turnover rate	18%	50%	51%	44%	61%	67%
Net assets, end of period (000s omitted)	$375,138	$329,974	$359,971	$97,041	$26,685	$15,267

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Core Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$17.70	$14.87	$15.61	$14.17	$12.05	$9.45
Net investment income (loss)	(0.02)	0.00 [1]	0.00 [1,2]	(0.06)[2]	(0.01)	(0.00)[1]
Net realized and unrealized gains (losses) on investments	3.20	2.83	(0.61)	1.50	2.15	2.62

Total from investment operations	3.18	2.83	(0.61)	1.44	2.14	2.62
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)	(0.02)
Net realized gains	(0.22)	0.00	(0.13)	0.00	0.00	0.00

Total distributions to shareholders	(0.22)	0.00	(0.13)	0.00	(0.02)	(0.02)
Net asset value, end of period	$20.66	$17.70	$14.87	$15.61	$14.17	$12.05
Total return[3]	18.04%	19.03%	(3.90)%	10.16%	17.73%	27.82%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.94%	1.95%	2.01%	2.04%	2.08%
Net expenses	1.87%	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment income (loss)	(0.14)%	0.07%	0.02%	(0.38)%	(0.30)%	(0.01)%
Supplemental data
Portfolio turnover rate	18%	50%	51%	44%	61%	67%
Net assets, end of period (000s omitted)	$66,518	$60,697	$71,512	$53,076	$8,624	$3,786

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R		2017	2016[1]
Net asset value, beginning of period	$18.04	$15.17	$14.66
Net investment income	0.03	0.13	0.06
Net realized and unrealized gains (losses) on investments	3.26	2.84	0.66

Total from investment operations	3.29	2.97	0.72
Distributions to shareholders from
Net investment income	(0.12)	(0.10)	(0.08)
Net realized gains	(0.22)	0.00	(0.13)

Total distributions to shareholders	(0.34)	(0.10)	(0.21)
Net asset value, end of period	$20.99	$18.04	$15.17
Total return[2]	18.39%	19.64%	4.90%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.44%	1.46%
Net expenses	1.37%	1.39%	1.39%
Net investment income	0.31%	0.51%	0.52%
Supplemental data
Portfolio turnover rate	18%	50%	51%
Net assets, end of period (000s omitted)	$2,287	$1,369	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Core Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R6		2017	2016[1]
Net asset value, beginning of period	$18.09	$15.24	$14.66
Net investment income	0.10 [2]	0.25 [2]	0.20
Net realized and unrealized gains (losses) on investments	3.27	3.33	0.62

Total from investment operations	3.37	3.58	0.82
Distributions to shareholders from
Net investment income	(0.21)	(0.73)	(0.11)
Net realized gains	(0.22)	0.00	(0.13)

Total distributions to shareholders	(0.43)	(0.73)	(0.24)
Net asset value, end of period	$21.03	$18.09	$15.24
Total return[3]	18.78%	24.01%	5.57%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.76%	0.77%
Net expenses	0.67%	0.68%	0.68%
Net investment income	0.98%	1.62%	1.31%
Supplemental data
Portfolio turnover rate	18%	50%	51%
Net assets, end of period (000s omitted)	$695	$122	$2,449

[1]	For the period from September 30, 2015 (commencement of class operations) to July 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.21	$15.18	$15.87	$14.34	$12.16	$9.52
Net investment income	0.09	0.16 [1]	0.15	0.10	0.09	0.10
Net realized and unrealized gains (losses) on investments	3.27	2.87	(0.62)	1.50	2.20	2.64

Total from investment operations	3.36	3.03	(0.47)	1.60	2.29	2.74
Distributions to shareholders from
Net investment income	(0.16)	(0.00)[2]	(0.09)	(0.07)	(0.11)	(0.10)
Net realized gains	(0.22)	0.00	(0.13)	0.00	0.00	0.00

Total distributions to shareholders	(0.38)	(0.00)[2]	(0.22)	(0.07)	(0.11)	(0.10)
Net asset value, end of period	$21.19	$18.21	$15.18	$15.87	$14.34	$12.16
Total return[3]	18.59%	19.99%	(2.98)%	11.28%	18.83%	29.12%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.12%	1.11%	1.11%	1.14%
Net expenses	0.99%	1.00%	0.96%	0.90%	0.90%	0.89%
Net investment income	0.75%	1.00%	0.95%	0.61%	0.63%	1.00%
Supplemental data
Portfolio turnover rate	18%	50%	51%	44%	61%	67%
Net assets, end of period (000s omitted)	$35,019	$32,091	$57,879	$83,692	$6,849	$1,192

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Core Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.12	$15.23	$15.91	$14.35	$12.16	$9.52
Net investment income	0.10	0.18	0.18 [1]	0.14 [1]	0.11 [1]	0.13 [1]
Net realized and unrealized gains (losses) on investments	3.27	2.91	(0.62)	1.50	2.21	2.63

Total from investment operations	3.37	3.09	(0.44)	1.64	2.32	2.76
Distributions to shareholders from
Net investment income	(0.21)	(0.20)	(0.11)	(0.08)	(0.13)	(0.12)
Net realized gains	(0.22)	0.00	(0.13)	0.00	0.00	0.00

Total distributions to shareholders	(0.43)	(0.20)	(0.24)	(0.08)	(0.13)	(0.12)
Net asset value, end of period	$21.06	$18.12	$15.23	$15.91	$14.35	$12.16
Total return[2]	18.78%	20.43%	(2.75)%	11.51%	19.21%	29.38%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.87%	0.84%	0.85%	0.90%
Net expenses	0.69%	0.70%	0.70%	0.66%	0.66%	0.66%
Net investment income	1.04%	1.23%	1.22%	0.86%	0.83%	1.24%
Supplemental data
Portfolio turnover rate	18%	50%	51%	44%	61%	67%
Net assets, end of period (000s omitted)	$709,054	$621,864	$412,678	$63,235	$5,775	$537

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Large Cap Core Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Core Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $834,096,356 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$384,649,481
Gross unrealized losses	(5,581,057)
Net unrealized gains	$379,068,424

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

22	Wells Fargo Large Cap Core Fund	Notes to financial statements (unaudited)
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$171,695,979	$0	$0	$171,695,979
Consumer staples	64,868,573	0	0	64,868,573
Energy	60,151,791	0	0	60,151,791
Financials	147,560,765	0	0	147,560,765
Health care	208,184,273	0	0	208,184,273
Industrials	130,928,773	0	0	130,928,773
Information technology	279,302,716	0	0	279,302,716
Materials	52,648,367	0	0	52,648,367
Real estate	41,837,405	0	0	41,837,405
Utilities	18,646,058	0	0	18,646,058

Short-term investments
Investment companies	12,847,596	0	0	12,847,596
Investments measured at net asset value*				24,492,484
	$1,188,672,296	$0	$0	$1,213,164,780

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $24,492,484 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2018, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, was the subadviser to the Fund and was entitled to receive a fee from Funds Management at an annual rate which started at 0.35% and declined to 0.30% as the average

Notes to financial statements (unaudited)	Wells Fargo Large Cap Core Fund	23

daily net assets of the Fund increased. In connection with the completion of the merger of Golden Capital Management LLC into WellsCap on January 1, 2018, WellsCap became the subadvisor to the Fund. The merger did not result in any change to the services provided to the Fund or to its strategies or fees and expenses. WellsCap receives an annual subadvisory fee from Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A shares, 1.83% for Class C shares, 1.33% for Class R shares, 0.65% for Class R6 shares, 0.97% for Administrator Class shares, and 0.67% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to December 1, 2017, the Fund’s expenses were capped at 1.14% for Class A shares, 1.89% for Class C shares, 1.39% for Class R shares, 0.68% for Class R6 shares, 1.00% for Administrator Class shares, and 0.70% for Institutional Class shares.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2018, Funds Distributor received $9,548 from the sale of Class A shares and $2,718 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class, of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2018 were $190,007,291 and $234,104,391, respectively.

24	Wells Fargo Large Cap Core Fund	Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended January 31, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Large Cap Core Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Large Cap Core Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Large Cap Core Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

28	Wells Fargo Large Cap Core Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Large Cap Core Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309116 03-18 SA208/SAR208 01-18

Semi-Annual Report

January 31, 2018

Wells Fargo Large Cap Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Large Cap Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

While investing in stocks and bonds generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Large Cap Growth Fund for the six-month period that ended January 31, 2018. While investing in stocks generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend. U.S. and international stocks delivered similar results, with returns of 15.43% and 13.50%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays Global Aggregate ex-USD Index3 earned 4.50%. In the U.S., fixed-income investments, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index4, fell 0.35% and the Bloomberg Barclays Municipal Bond Index5 declined 0.19%.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the late summer of 2017 as they were subject to the same positive economic conditions that influenced their advances during first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets were supported by improved economic growth. Advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017 but continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

In the U.S., Federal Reserve (Fed) officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued an upward trajectory. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Large Cap Growth Fund	3

Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Large Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CPA

Bob Gruendyke, CFA®‡

Thomas C. Ognar, CFA®

Bruce C. Olson, CFA®*

Average annual total returns (%) as of January 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STAFX)	7-30-2010	30.84	14.53	9.86	38.82	15.89	10.51	1.16	1.07
Class C (STOFX)	7-30-2010	36.79	15.03	9.71	37.79	15.03	9.71	1.91	1.82
Class R (STMFX)	6-15-2012	–	–	–	38.48	15.60	10.27	1.41	1.32
Class R4 (SLGRX)	11-30-2012	–	–	–	39.27	16.25	10.78	0.88	0.80
Class R6 (STFFX)	11-30-2012	–	–	–	39.43	16.42	10.87	0.73	0.65
Administrator Class (STDFX)	7-30-2010	–	–	–	39.03	16.04	10.62	1.08	0.95
Institutional Class (STNFX)	7-30-2010	–	–	–	39.27	16.34	10.82	0.83	0.75
Russell 1000® Growth Index[4]	–	–	–	–	34.89	17.95	11.65	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Large Cap Growth Fund	5

Ten largest holdings (%) as of January 31, 2018[5]
Amazon.com Incorporated	7.24
Microsoft Corporation	5.54
Facebook Incorporated Class A	5.44
Alphabet Incorporated Class A	4.43
MasterCard Incorporated Class A	3.31
Alphabet Incorporated Class C	3.26
Visa Incorporated Class A	3.16
Microchip Technology Incorporated	3.03
Dollar Tree Incorporated	2.40
PayPal Holdings Incorporated	2.37

Sector distribution as of January 31, 2018[6]

‡	Mr. Gruendyke became a portfolio manager of the Fund on December 1, 2017.

*	Mr. Olson has announced his intention to retire from Wells Capital Management on April 30, 2018.

[1]	Historical performance shown for Class A, Administrator Class, and Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Class A, Administrator Class, and Institutional Class shares would be higher. Historical performance shown for Class C and Class R shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C and Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Large Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,226.69	$6.01	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.45	1.07%
Class C
Actual	$1,000.00	$1,222.15	$10.19	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.03	$9.25	1.82%
Class R
Actual	$1,000.00	$1,225.07	$7.40	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.72	1.32%
Class R4
Actual	$1,000.00	$1,228.36	$4.49	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$1,229.32	$3.65	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,227.49	$5.33	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84	0.95%
Institutional Class
Actual	$1,000.00	$1,228.59	$4.21	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Large Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.72%

Consumer Discretionary: 16.29%

Auto Components: 0.15%
Aptiv plc	18,200	$1,726,816

Hotels, Restaurants & Leisure: 1.97%
Marriott International Incorporated Class A	55,300	8,147,902
Norwegian Cruise Line Holdings Limited †	186,374	11,320,357
Royal Caribbean Cruises Limited	21,300	2,844,615

		22,312,874

Household Durables: 1.01%
Mohawk Industries Incorporated †	40,800	11,467,248

Internet & Direct Marketing Retail: 8.98%
Amazon.com Incorporated †	56,500	81,975,285
Netflix Incorporated †	48,000	12,974,400
The Priceline Group Incorporated †	3,500	6,692,175

		101,641,860

Multiline Retail: 2.40%
Dollar Tree Incorporated †	236,100	27,151,500

Specialty Retail: 1.78%
The Home Depot Incorporated	100,000	20,090,000

Consumer Staples: 3.24%

Beverages: 0.68%
Constellation Brands Incorporated Class A	35,100	7,703,397

Food & Staples Retailing: 1.25%
Costco Wholesale Corporation	72,350	14,098,845

Personal Products: 1.31%
The Estee Lauder Companies Incorporated Class A	110,000	14,845,600

Energy: 1.44%

Oil, Gas & Consumable Fuels: 1.44%
Concho Resources Incorporated †	103,300	16,263,552

Financials: 6.81%

Capital Markets: 6.21%
CME Group Incorporated	129,360	19,854,173
Morgan Stanley	339,740	19,212,297
Raymond James Financial Incorporated	72,800	7,017,192
The Charles Schwab Corporation	405,450	21,626,703
The Goldman Sachs Group Incorporated	9,500	2,544,955

		70,255,320

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Large Cap Growth Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Insurance: 0.60%
The Progressive Corporation	127,000	$6,870,700

Health Care: 7.95%

Biotechnology: 2.25%
BioMarin Pharmaceutical Incorporated †	76,420	6,895,377
Incyte Corporation †	11,510	1,039,238
Vertex Pharmaceuticals Incorporated †	105,480	17,601,448

		25,536,063

Health Care Equipment & Supplies: 2.87%
Boston Scientific Corporation †	484,890	13,557,524
Edwards Lifesciences Corporation †	105,480	13,351,658
Stryker Corporation	34,000	5,588,920

		32,498,102

Life Sciences Tools & Services: 0.41%
Agilent Technologies Incorporated	63,100	4,633,433

Pharmaceuticals: 2.42%
Bristol-Myers Squibb Company	104,200	6,522,920
Zoetis Incorporated	271,700	20,847,541

		27,370,461

Industrials: 13.17%

Aerospace & Defense: 1.97%
The Boeing Company	63,000	22,325,310

Air Freight & Logistics: 1.32%
FedEx Corporation	56,650	14,869,492

Airlines: 1.10%
Southwest Airlines Company	204,000	12,403,200

Commercial Services & Supplies: 2.07%
KAR Auction Services Incorporated	137,432	7,495,541
Waste Connections Incorporated	222,000	15,944,040

		23,439,581

Electrical Equipment: 1.15%
Rockwell Automation Incorporated	66,100	13,040,869

Industrial Conglomerates: 1.28%
3M Company	58,000	14,529,000

Machinery: 0.76%
Fortive Corporation	113,000	8,590,260

Road & Rail: 3.52%
CSX Corporation	94,692	5,375,665
Norfolk Southern Corporation	97,410	14,697,221

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Large Cap Growth Fund	9

Security name	Shares	Value

Road & Rail (continued)
Union Pacific Corporation	148,300	$19,798,050

		39,870,936

Information Technology: 47.69%

Internet Software & Services: 14.19%
Alibaba Group Holding Limited ADR †	28,400	5,801,836
Alphabet Incorporated Class A †	42,400	50,126,128
Alphabet Incorporated Class C †	31,500	36,853,110
Facebook Incorporated Class A †	329,600	61,598,944
Shopify Incorporated Class A †	48,700	6,229,704

		160,609,722

IT Services: 10.06%
MasterCard Incorporated Class A	221,400	37,416,600
PayPal Holdings Incorporated †	314,300	26,816,076
Square Incorporated Class A †«	237,000	11,117,670
Visa Incorporated Class A	288,300	35,815,509
Worldpay Incorporated Class A †	34,000	2,730,540

		113,896,395

Semiconductors & Semiconductor Equipment: 8.40%
Broadcom Limited	86,400	21,429,790
Microchip Technology Incorporated	360,080	34,286,818
NVIDIA Corporation	57,140	14,045,012
Texas Instruments Incorporated	231,100	25,344,737

		95,106,357

Software: 13.11%
Activision Blizzard Incorporated	165,030	12,233,674
Adobe Systems Incorporated †	88,700	17,718,712
Electronic Arts Incorporated †	40,600	5,154,576
Microsoft Corporation	660,400	62,744,604
salesforce.com Incorporated †	143,000	16,289,130
ServiceNow Incorporated †	123,000	18,311,010
Splunk Incorporated †	42,510	3,926,649
The Ultimate Software Group Incorporated †	26,000	6,055,140
VMware Incorporated Class A †«	48,000	5,941,920

		148,375,415

Technology Hardware, Storage & Peripherals: 1.93%
Apple Incorporated	130,000	21,765,900

Materials: 3.13%

Chemicals: 3.13%
Ecolab Incorporated	75,200	10,353,536
Praxair Incorporated	145,000	23,416,050
The Sherwin-Williams Company	3,900	1,626,729

		35,396,315

Total Common Stocks (Cost $526,111,038)		1,128,684,523

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Large Cap Growth Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 1.73%

Investment Companies: 1.73%
Securities Lending Cash Investment LLC (l)(r)(u)	1.60%	15,373,163	$15,374,700
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.24	4,138,207	4,138,207

Total Short-Term Investments (Cost $19,512,907)			19,512,907

Total investments in securities (Cost $545,623,945)	101.45%	1,148,197,430
Other assets and liabilities, net	(1.45)	(16,355,387)

Total net assets	100.00%	$1,131,842,043

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	3,647,110	155,973,353	144,247,300	15,373,163	$0	$0	$20,897	$15,374,700
Wells Fargo Government Money Market Fund Select Class	14,826,435	111,372,306	122,060,534	4,138,207	0	0	53,781	4,138,207

					$0	$0	$74,678	$19,512,907	1.73%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2018 (unaudited)	Wells Fargo Large Cap Growth Fund	11

Assets
Investments in unaffiliated securities (including $15,052,716 of securities loaned), at value (cost $526,111,038)	$1,128,684,523
Investments in affiliated securities, at value (cost $19,512,907)	19,512,907
Receivable for investments sold	2,703,686
Receivable for Fund shares sold	545,198
Receivable for dividends	369,172
Receivable for securities lending income	3,365
Prepaid expenses and other assets	62,750

Total assets	1,151,881,601

Liabilities
Payable upon receipt of securities loaned	15,373,253
Payable for investments purchased	3,008,210
Payable for Fund shares redeemed	800,186
Management fee payable	545,587
Administration fees payable	128,880
Distribution fees payable	11,159
Trustees’ fees and expenses payable	1,892
Accrued expenses and other liabilities	170,392

Total liabilities	20,039,558

Total net assets	$1,131,842,043

NET ASSETS CONSIST OF
Paid-in capital	$461,869,305
Undistributed net investment income	16,615
Accumulated net realized gains on investments	67,382,638
Net unrealized gains on investments	602,573,485

Total net assets	$1,131,842,043

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$532,801,088
Shares outstanding – Class A1	10,687,338
Net asset value per share – Class A	$49.85
Maximum offering price per share – Class A2	$52.89
Net assets – Class C	$15,979,534
Shares outstanding – Class C1	346,235
Net asset value per share – Class C	$46.15
Net assets – Class R	$6,093,122
Shares outstanding – Class R1	124,755
Net asset value per share – Class R	$48.84
Net assets – Class R4	$533,172
Share outstanding – Class R4[1]	10,463
Net asset value per share – Class R4	$50.96
Net assets – Class R6	$356,357,108
Shares outstanding – Class R6[1]	6,964,461
Net asset value per share – Class R6	$51.17
Net assets – Administrator Class	$76,173,384
Shares outstanding – Administrator Class[1]	1,513,433
Net asset value per share – Administrator Class	$50.33
Net assets – Institutional Class	$143,904,635
Shares outstanding – Institutional Class[1]	2,820,356
Net asset value per share – Institutional Class	$51.02

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Large Cap Growth Fund	Statement of operations—six months ended January 31, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $8,432)	$4,917,744
Income from affiliated securities	74,678

Total investment income	4,992,422

Expenses
Management fee	3,749,627
Administration fees
Class A	547,328
Class C	15,743
Class R	6,620
Class R4	165
Class R6	48,808
Administrator Class	47,358
Institutional Class	100,326
Shareholder servicing fees
Class A	651,581
Class C	18,742
Class R	7,674
Class R4	206
Administrator Class	91,073
Distribution fees
Class C	56,225
Class R	7,881
Custody and accounting fees	21,946
Professional fees	21,556
Registration fees	58,499
Shareholder report expenses	39,439
Trustees’ fees and expenses	2,283
Other fees and expenses	13,333

Total expenses	5,506,413
Less: Fee waivers and/or expense reimbursements	(555,568)

Net expenses	4,950,845

Net investment income	41,577

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	138,135,457
Net change in unrealized gains (losses) on investments	84,915,068

Net realized and unrealized gains (losses) on investments	223,050,525

Net increase in net assets resulting from operations	$223,092,102

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Large Cap Growth Fund	13

	Six months ended January 31, 2018 (unaudited)		Year ended July 31, 2017

Operations
Net investment income		$41,577		$1,325,530
Net realized gains on investments		138,135,457		162,163,835
Net change in unrealized gains (losses) on investments		84,915,068		387,141

Net increase (decrease) in net assets resulting from operations		223,092,102		163,876,506

Distributions to shareholders from
Net investment income
Class R4		0		(9,195)
Class R6		(368,832)		(472,646)
Administrator Class		0		(63,610)
Institutional Class		(76,634)		(294,392)
Net realized gains
Class A		(94,299,274)		(26,874,841)
Class C		(2,995,367)		(872,051)
Class R		(1,226,176)		(365,902)
Class R4		(86,325)		(424,319)
Class R6		(60,525,258)		(13,853,634)
Administrator Class		(12,791,477)		(10,174,259)
Institutional Class		(29,516,610)		(11,729,550)

Total distributions to shareholders		(201,885,953)		(65,134,399)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	187,429	9,254,077	426,944	19,594,139
Class C	22,545	1,010,420	29,111	1,256,023
Class R	40,855	1,908,763	59,408	2,657,278
Class R4	2,494	134,591	32,423	1,499,183
Class R6	346,826	17,973,803	2,266,868	106,883,116
Administrator Class	114,377	5,802,171	538,207	24,604,747
Institutional Class	112,940	5,811,991	757,332	35,288,511

		41,895,816		191,782,997

Reinvestment of distributions
Class A	1,969,729	89,405,992	579,132	25,111,167
Class C	60,978	2,564,729	17,868	734,193
Class R	3,414	151,866	934	39,944
Class R4	1,781	82,592	9,844	433,514
Class R6	1,305,992	60,875,276	324,173	14,326,280
Administrator Class	278,848	12,776,830	234,472	10,234,532
Institutional Class	442,110	20,540,888	204,593	9,023,692

		186,398,173		59,903,322

Payment for shares redeemed
Class A	(1,776,835)	(93,684,370)	(3,218,869)	(147,540,890)
Class C	(47,101)	(2,248,279)	(167,349)	(7,261,013)
Class R	(48,962)	(2,386,802)	(111,516)	(5,013,319)
Class R4	(423)	(23,200)	(215,577)	(10,318,581)
Class R6	(694,968)	(36,597,184)	(1,407,477)	(66,431,975)
Administrator Class	(483,709)	(25,226,164)	(4,298,307)	(200,619,787)
Institutional Class	(1,064,824)	(53,085,614)	(4,398,813)	(209,337,854)

		(213,251,613)		(646,523,419)

Net increase (decrease) in net assets resulting from capital share transactions		15,042,376		(394,837,100)

Total increase (decrease) in net assets		36,248,525		(296,094,993)

Net assets
Beginning of period		1,095,593,518		1,391,688,511

End of period		$1,131,842,043		$1,095,593,518

Undistributed net investment income		$16,615		$420,504

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$50.10	$46.05	$49.55	$45.30	$39.73	$32.92
Net investment income (loss)	(0.04)	(0.03)[1]	(0.03)[1]	(0.01)[1]	(0.06)	0.04
Net realized and unrealized gains (losses) on investments	10.36	6.39	(0.92)	6.33	7.01	6.81

Total from investment operations	10.32	6.36	(0.95)	6.32	6.95	6.85
Distributions to shareholders from
Net investment income	0.00	0.00	(0.00)[2]	0.00	0.00	(0.04)
Net realized gains	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)	0.00

Total distributions to shareholders	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)	(0.04)
Net asset value, end of period	$49.85	$50.10	$46.05	$49.55	$45.30	$39.73
Total return[3]	22.67%	14.60%	(1.83)%	14.35%	17.69%	20.84%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.16%	1.20%	1.22%	1.23%
Net expenses	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Net investment income (loss)	(0.16)%	(0.06)%	(0.06)%	(0.02)%	(0.17)%	0.09%
Supplemental data
Portfolio turnover rate	14%	40%	31%	26%	35%	57%
Net assets, end of period (000s omitted)	$532,801	$516,410	$576,502	$184,504	$212,273	$131,616

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$47.25	$43.88	$47.68	$43.99	$38.90	$32.43
Net investment loss	(0.22)[1]	(0.35)[1]	(0.32)[1]	(0.42)	(0.33)	(0.20)
Net realized and unrealized gains (losses) on investments	9.69	6.03	(0.93)	6.18	6.80	6.67

Total from investment operations	9.47	5.68	(1.25)	5.76	6.47	6.47
Distributions to shareholders from
Net realized gains	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)	0.00
Net asset value, end of period	$46.15	$47.25	$43.88	$47.68	$43.99	$38.90
Total return[2]	22.22%	13.74%	(2.56)%	13.47%	16.81%	19.95%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.91%	1.91%	1.95%	1.97%	1.98%
Net expenses	1.82%	1.82%	1.82%	1.82%	1.82%	1.82%
Net investment loss	(0.91)%	(0.81)%	(0.75)%	(0.77)%	(0.89)%	(0.65)%
Supplemental data
Portfolio turnover rate	14%	40%	31%	26%	35%	57%
Net assets, end of period (000s omitted)	$15,980	$14,640	$18,877	$22,839	$22,767	$17,748

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R		2017	2016	2015	2014	2013
Net asset value, beginning of period	$49.34	$45.50	$49.11	$45.03	$39.59	$32.86
Net investment loss	(0.14)	(0.14)[1]	(0.10)[1]	(0.16)	(0.15)	(0.06)[1]
Net realized and unrealized gains (losses) on investments	10.21	6.29	(0.96)	6.31	6.97	6.80

Total from investment operations	10.07	6.15	(1.06)	6.15	6.82	6.74
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.01)
Net realized gains	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)	0.00

Total distributions to shareholders	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)	(0.01)
Net asset value, end of period	$48.84	$49.34	$45.50	$49.11	$45.03	$39.59
Total return[2]	22.51%	14.30%	(2.08)%	14.05%	17.42%	20.53%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.41%	1.41%	1.45%	1.47%	1.47%
Net expenses	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Net investment loss	(0.40)%	(0.31)%	(0.23)%	(0.28)%	(0.41)%	(0.16)%
Supplemental data
Portfolio turnover rate	14%	40%	31%	26%	35%	57%
Net assets, end of period (000s omitted)	$6,093	$6,387	$8,218	$12,086	$12,295	$8,149

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R4		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$50.94	$46.69	$50.23	$45.76	$40.05	$34.26
Net investment income	0.03 [2]	0.11 [2]	0.13	0.07	0.08	0.09
Net realized and unrealized gains (losses) on investments	10.56	6.50	(0.95)	6.47	7.11	5.81

Total from investment operations	10.59	6.61	(0.82)	6.54	7.19	5.90
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.17)	0.00	(0.10)	(0.11)
Net realized gains	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)	0.00

Total distributions to shareholders	(10.57)	(2.36)	(2.72)	(2.07)	(1.48)	(0.11)
Net asset value, end of period	$50.96	$50.94	$46.69	$50.23	$45.76	$40.05
Total return[3]	22.84%	14.96%	(1.54)%	14.69%	18.07%	17.37%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.88%	0.88%	0.87%	0.89%	0.87%
Net expenses	0.80%	0.80%	0.78%	0.75%	0.75%	0.75%
Net investment income	0.11%	0.25%	0.27%	0.17%	0.17%	0.39%
Supplemental data
Portfolio turnover rate	14%	40%	31%	26%	35%	57%
Net assets, end of period (000s omitted)	$533	$337	$8,400	$7,205	$2,129	$12

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R6		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$51.12	$46.82	$50.34	$45.82	$40.11	$34.26
Net investment income	0.07 [2]	0.17	0.22	0.07 [2]	0.12	0.15
Net realized and unrealized gains (losses) on investments	10.60	6.52	(0.97)	6.56	7.11	5.82

Total from investment operations	10.67	6.69	(0.75)	6.63	7.23	5.97
Distributions to shareholders from
Net investment income	(0.05)	(0.08)	(0.22)	(0.04)	(0.14)	(0.12)
Net realized gains	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)	0.00

Total distributions to shareholders	(10.62)	(2.39)	(2.77)	(2.11)	(1.52)	(0.12)
Net asset value, end of period	$51.17	$51.12	$46.82	$50.34	$45.82	$40.11
Total return[3]	22.93%	15.09%	(1.39)%	14.88%	18.25%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.73%	0.72%	0.74%	0.75%
Net expenses	0.65%	0.65%	0.64%	0.60%	0.60%	0.60%
Net investment income	0.26%	0.36%	0.39%	0.13%	0.29%	0.26%
Supplemental data
Portfolio turnover rate	14%	40%	31%	26%	35%	57%
Net assets, end of period (000s omitted)	$356,357	$307,048	$225,805	$117,741	$5,942	$2,278

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$50.46	$46.32	$49.84	$45.50	$39.86	$33.02
Net investment income (loss)	(0.00)[1]	0.05	0.05	0.05	(0.01)	0.09 [2]
Net realized and unrealized gains (losses) on investments	10.44	6.41	(0.94)	6.36	7.04	6.83

Total from investment operations	10.44	6.46	(0.89)	6.41	7.03	6.92
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.08)	0.00	(0.01)	(0.08)
Net realized gains	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)	0.00

Total distributions to shareholders	(10.57)	(2.32)	(2.63)	(2.07)	(1.39)	(0.08)
Net asset value, end of period	$50.33	$50.46	$46.32	$49.84	$45.50	$39.86
Total return[3]	22.75%	14.75%	(1.71)%	14.48%	17.84%	21.00%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.08%	1.08%	1.05%	1.06%	1.07%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	(0.02)%	0.06%	0.12%	0.10%	(0.02)%	0.24%
Supplemental data
Portfolio turnover rate	14%	40%	31%	26%	35%	57%
Net assets, end of period (000s omitted)	$76,173	$80,937	$237,577	$262,535	$245,364	$208,053

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$51.00	$46.74	$50.30	$45.80	$40.11	$33.16
Net investment income	0.05 [1]	0.12 [1]	0.17 [1]	0.19 [1]	0.11	0.20
Net realized and unrealized gains (losses) on investments	10.56	6.51	(0.96)	6.41	7.09	6.86

Total from investment operations	10.61	6.63	(0.79)	6.60	7.20	7.06
Distributions to shareholders from
Net investment income	(0.02)	(0.06)	(0.22)	(0.03)	(0.13)	(0.11)
Net realized gains	(10.57)	(2.31)	(2.55)	(2.07)	(1.38)	0.00

Total distributions to shareholders	(10.59)	(2.37)	(2.77)	(2.10)	(1.51)	(0.11)
Net asset value, end of period	$51.02	$51.00	$46.74	$50.30	$45.80	$40.11
Total return[2]	22.86%	14.98%	(1.49)%	14.82%	18.16%	21.34%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.83%	0.78%	0.79%	0.79%
Net expenses	0.75%	0.75%	0.71%	0.65%	0.65%	0.69%
Net investment income	0.17%	0.27%	0.37%	0.40%	0.28%	0.53%
Supplemental data
Portfolio turnover rate	14%	40%	31%	26%	35%	57%
Net assets, end of period (000s omitted)	$143,905	$169,836	$316,310	$534,975	$596,006	$508,853

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

22	Wells Fargo Large Cap Growth Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $545,477,335 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$602,937,780
Gross unrealized losses	(217,685)
Net unrealized gains	$602,720,095

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements (unaudited)	Wells Fargo Large Cap Growth Fund	23
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$184,390,298	$0	$0	$184,390,298
Consumer staples	36,647,842	0	0	36,647,842
Energy	16,263,552	0	0	16,263,552
Financials	77,126,020	0	0	77,126,020
Health care	90,038,059	0	0	90,038,059
Industrials	149,068,648	0	0	149,068,648
Information technology	539,753,789	0	0	539,753,789
Materials	35,396,315	0	0	35,396,315

Short-term investments
Investment companies	4,138,207	0	0	4,138,207
Investments measured at net asset value*				15,374,700
Total assets	$1,132,822,730	$0	$0	$1,148,197,430

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $15,374,700 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2018, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

24	Wells Fargo Large Cap Growth Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.07% for Class A shares, 1.82% for Class C shares, 1.32% for Class R shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2018, Funds Distributor received $1,092 from the sale of Class A shares and $160 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2018 were $154,930,953 and $351,745,434, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or

Notes to financial statements (unaudited)	Wells Fargo Large Cap Growth Fund	25

the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended January 31, 2018, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Large Cap Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Large Cap Growth Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Large Cap Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Large Cap Growth Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Large Cap Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309117 03-18 SA209/SAR209 01-18

Semi-Annual Report

January 31, 2018

Wells Fargo Large Company Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Large Company Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

While investing in stocks and bonds generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Large Company Value Fund for the six-month period that ended January 31, 2018. While investing in stocks generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend. U.S. and international stocks delivered similar results, with returns of 15.43% and 13.50%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays Global Aggregate ex-USD Index3 earned 4.50%. In the U.S., fixed-income investments, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index4, fell 0.35% and the Bloomberg Barclays Municipal Bond Index5 declined 0.19%.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the late summer of 2017 as they were subject to the same positive economic conditions that influenced their advances during first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets were supported by improved economic growth. Advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017 but continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

In the U.S., Federal Reserve (Fed) officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued an upward trajectory. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Large Company Value Fund	3

Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Large Company Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Analytic Investors, LLC

Portfolio managers

Dennis Bein, CFA®

Ryan Brown, CFA®

Hariandra de Silva, Ph.D., CFA®

Average annual total returns (%) as of January 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WLCAX)	3-31-2008	11.90	10.61	6.34	18.75	11.93	6.98	0.94	0.83
Class C (WFLVX)	3-31-2008	16.83	11.09	6.19	17.83	11.09	6.19	1.69	1.58
Class R6 (WTLVX)	4-7-2017	–	–	–	19.18	12.39	7.47	0.51	0.40
Administrator Class (WWIDX)	12-31-2001	–	–	–	18.81	12.13	7.23	0.86	0.75
Institutional Class (WLCIX)	3-31-2008	–	–	–	19.09	12.38	7.46	0.61	0.50
Russell 1000® Value Index[4]	–	–	–	–	17.22	13.47	7.95	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Large Company Value Fund	5

Ten largest holdings (%) as of January 31, 2018[5]
Exxon Mobil Corporation	4.77
Berkshire Hathaway Incorporated Class B	4.38
Bank of America Corporation	4.32
Chevron Corporation	3.35
Wal-Mart Stores Incorporated	3.17
Medtronic plc	2.82
Baxter International Incorporated	2.43
Merck & Company Incorporated	2.39
Capital One Financial Corporation	2.36
Charter Communications Incorporated Class A	2.29

Sector distribution as of January 31, 2018[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the former Investor Class shares). If these expenses had not been included, returns for Class A shares would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to March 21, 2008 does not reflect the Fund’s current investment objective and strategies.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Large Company Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,123.72	$4.44	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C
Actual	$1,000.00	$1,119.34	$8.44	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R6
Actual	$1,000.00	$1,126.03	$2.14	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class
Actual	$1,000.00	$1,123.86	$4.01	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Institutional Class
Actual	$1,000.00	$1,125.87	$2.68	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Large Company Value Fund	7

Security name	Shares	Value

Common Stocks: 99.13%

Consumer Discretionary: 5.44%

Hotels, Restaurants & Leisure: 1.07%
Yum China Holdings Incorporated	62,731	$2,910,091

Media: 4.37%
Charter Communications Incorporated Class A †	16,458	6,208,781
Comcast Corporation Class A	18,853	801,818
Live Nation Incorporated †	77,953	3,512,562
Viacom Incorporated Class B	40,262	1,345,556

		11,868,717

Consumer Staples: 10.28%

Beverages: 2.09%
PepsiCo Incorporated	47,242	5,683,213

Food & Staples Retailing: 5.45%
Wal-Mart Stores Incorporated	80,868	8,620,529
Walgreens Boots Alliance Incorporated	81,994	6,170,868

		14,791,397

Food Products: 0.73%
Tyson Foods Incorporated Class A	26,006	1,979,317

Household Products: 2.01%
The Procter & Gamble Company	63,248	5,460,832

Energy: 10.60%

Oil, Gas & Consumable Fuels: 10.60%
Chevron Corporation	72,478	9,085,117
ConocoPhillips	2,336	137,380
Devon Energy Corporation	126,362	5,227,596
Exxon Mobil Corporation	148,288	12,945,542
Valero Energy Corporation	13,021	1,249,625
World Fuel Services Corporation	4,635	129,270

		28,774,530

Financials: 26.92%

Banks: 12.03%
Bank of America Corporation	366,956	11,742,592
BB&T Corporation	47,346	2,613,026
Citigroup Incorporated	14	1,099
Comerica Incorporated	50,911	4,847,745
Fifth Third Bancorp	166,478	5,510,422
JPMorgan Chase & Company	41,258	4,772,313
US Bancorp	55,472	3,169,670

		32,656,867

Capital Markets: 1.30%
Bank of New York Mellon Corporation	62,533	3,545,621

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Large Company Value Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Consumer Finance: 2.38%
Capital One Financial Corporation	61,743	$6,418,802
Discover Financial Services	410	32,718

		6,451,520

Diversified Financial Services: 4.38%
Berkshire Hathaway Incorporated Class B †	55,472	11,892,087

Insurance: 5.97%
AFLAC Incorporated	34,664	3,057,365
Assured Guaranty Limited	17,858	635,566
Athene Holding Limited Class A †	23,107	1,159,047
Chubb Limited	924	144,283
CNO Financial Group Incorporated	211,195	5,193,285
The Progressive Corporation	96,262	5,207,774
The Travelers Companies Incorporated	1,944	291,444
Unum Group	9,970	530,304

		16,219,068

Mortgage REITs: 0.86%
Chimera Investment Corporation	136,959	2,326,933

Health Care: 13.97%

Biotechnology: 3.97%
AbbVie Incorporated	2,635	295,700
Amgen Incorporated	10,797	2,008,782
Biogen Incorporated	15,924	5,538,526
Vertex Pharmaceuticals Incorporated †	17,597	2,936,411

		10,779,419

Health Care Equipment & Supplies: 5.25%
Baxter International Incorporated	91,633	6,600,325
Medtronic plc	89,082	7,651,253

		14,251,578

Health Care Providers & Services: 0.80%
Express Scripts Holding Company †	27,453	2,173,729

Pharmaceuticals: 3.95%
Catalent Incorporated †	16,794	781,593
Johnson & Johnson	24,878	3,437,891
Merck & Company Incorporated	109,640	6,496,170

		10,715,654

Industrials: 8.27%

Aerospace & Defense: 3.17%
General Dynamics Corporation	10,996	2,446,390
Harris Corporation	31,522	5,023,976
Raytheon Company	4,705	983,063
The Boeing Company	449	159,112

		8,612,541

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Large Company Value Fund	9

Security name	Shares	Value

Airlines: 1.81%
Delta Air Lines Incorporated	2,195	$124,610
Southwest Airlines Company	78,675	4,783,440

		4,908,050

Industrial Conglomerates: 2.64%
General Electric Company	194,971	3,152,681
Honeywell International Incorporated	25,139	4,013,944

		7,166,625

Machinery: 0.65%
EnPro Industries Incorporated	7,146	628,777
Ingersoll-Rand plc	6,102	577,432
Mueller Industries Incorporated	17,291	572,159

		1,778,368

Information Technology: 8.02%

Internet Software & Services: 1.91%
eBay Incorporated †	127,734	5,183,446

IT Services: 3.64%
Black Knight Incorporated †	10,712	530,244
PayPal Holdings Incorporated †	67,868	5,790,498
Worldpay Incorporated Class A †	44,280	3,556,127

		9,876,869

Semiconductors & Semiconductor Equipment: 2.47%
Intel Corporation	73,291	3,528,229
Micron Technology Incorporated †	72,623	3,175,078

		6,703,307

Materials: 1.28%

Chemicals: 0.19%
LyondellBasell Industries NV Class A	4,367	523,341

Metals & Mining: 0.36%
Freeport-McMoRan Incorporated †	6,744	131,508
Newmont Mining Corporation	20,636	835,964

		967,472

Paper & Forest Products: 0.73%
Louisiana-Pacific Corporation †	67,381	1,995,151

Real Estate: 8.76%

Equity REITs: 8.65%
Apple Hospitality REIT Incorporated	38,466	749,702
CoreCivic Incorporated	203,646	4,726,624
Park Hotels & Resorts Incorporated	188,682	5,454,797
Prologis Incorporated	22,726	1,479,690

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Large Company Value Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name		Shares	Value

Equity REITs (continued)
SBA Communications Corporation †		32,923	$5,745,064
Weyerhaeuser Company		30,559	1,147,185
Xenia Hotels & Resorts Incorporated		187,974	4,173,023

			23,476,085

Real Estate Management & Development: 0.11%
CBRE Group Incorporated Class A †		6,686	305,483

Telecommunication Services: 0.81%

Diversified Telecommunication Services: 0.81%
Verizon Communications Incorporated		40,714	2,201,406

Utilities: 4.78%

Electric Utilities: 2.18%
Avangrid Incorporated		45,353	2,209,598
Exelon Corporation		13,687	527,086
PG&E Corporation		56,713	2,406,333
PPL Corporation		24,270	773,485

			5,916,502

Gas Utilities: 0.76%
UGI Corporation		45,219	2,069,674

Independent Power & Renewable Electricity Producers: 1.45%
AES Corporation		339,728	3,927,256

Multi-Utilities: 0.39%
MDU Resources Group Incorporated		5,009	132,638
Vectren Corporation		15,547	942,615

			1,075,253

Total Common Stocks (Cost $230,988,395)			269,167,402

	Yield
Short-Term Investments: 0.73%

Investment Companies: 0.73%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.24%	1,996,427	1,996,427

Total Short-Term Investments (Cost $1,996,427)			1,996,427

Total investments in securities (Cost $232,984,822)	99.86%	271,163,829
Other assets and liabilities, net	0.14	371,515

Total net assets	100.00%	$271,535,344

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Large Company Value Fund	11

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	22	3-16-2018	$2,944,905	$3,108,380	$163,475	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	7,807,982	29,509,427	35,320,982	1,996,427	$0	$0	$23,157	$1,996,427	0.73%

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Large Company Value Fund	Statement of assets and liabilities—January 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $230,988,395)	$269,167,402
Investments in affiliated securities, at value (cost $1,996,427)	1,996,427
Segregated cash for futures transactions	300,000
Receivable for investments sold	4,230,111
Receivable for Fund shares sold	47,162
Receivable for dividends	180,930
Receivable for daily variation margin on open futures contracts	1,430
Prepaid expenses and other assets	99,609

Total assets	276,023,071

Liabilities
Payable for investments purchased	4,121,021
Payable for Fund shares redeemed	201,559
Management fee payable	68,692
Administration fees payable	45,794
Distribution fee payable	2,273
Trustees’ fees and expenses payable	1,956
Accrued expenses and other liabilities	46,432

Total liabilities	4,487,727

Total net assets	$271,535,344

NET ASSETS CONSIST OF
Paid-in capital	$221,373,476
Overdistributed net investment income	(57,003)
Accumulated net realized gains on investments	11,876,389
Net unrealized gains on investments	38,342,482

Total net assets	$271,535,344

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$231,363,860
Shares outstanding – Class A1	15,538,908
Net asset value per share – Class A	$14.89
Maximum offering price per share – Class A2	$15.80
Net assets – Class C	$3,494,018
Shares outstanding – Class C1	228,562
Net asset value per share – Class C	$15.29
Net assets – Class R6	$23,241
Shares outstanding – Class R6[1]	1,549
Net asset value per share – Class R6	$15.00
Net assets – Administrator Class	$18,317,572
Shares outstanding – Administrator Class[1]	1,219,411
Net asset value per share – Administrator Class	$15.02
Net assets – Institutional Class	$18,336,653
Shares outstanding – Institutional Class[1]	1,222,557
Net asset value per share – Institutional Class	$15.00

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2018 (unaudited)	Wells Fargo Large Company Value Fund	13

Investment income
Dividends	$2,955,946
Income from affiliated securities	23,157

Total investment income	2,979,103

Expenses
Management fee	527,740
Administration fees
Class A	236,349
Class C	3,566
Class R6	5
Administrator Class	11,836
Institutional Class	11,143
Shareholder servicing fees
Class A	281,369
Class C	4,245
Administrator Class	22,761
Distribution fee
Class C	12,735
Custody and accounting fees	6,333
Professional fees	20,376
Registration fees	36,734
Shareholder report expenses	20,858
Trustees’ fees and expenses	7,929
Other fees and expenses	4,850

Total expenses	1,208,829
Less: Fee waivers and/or expense reimbursements	(136,662)

Net expenses	1,072,167

Net investment income	1,906,936

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	16,219,928
Futures transactions	518,965

Net realized gains on investments	16,738,893

Net change in unrealized gains (losses) on:
Unaffiliated securities	11,931,212
Futures transactions	163,475

Net change in unrealized gains (losses) on investments	12,094,687

Net realized and unrealized gains (losses) on investments	28,833,580

Net increase in net assets resulting from operations	$30,740,516

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Large Company Value Fund	Statement of changes in net assets

	Six months ended January 31, 2018 (unaudited)		Year ended July 31, 2017

Operations
Net investment income		$1,906,936		$2,348,357
Net realized gains on investments		16,738,893		53,375,979
Net change in unrealized gains (losses) on investments		12,094,687		(21,739,472)

Net increase in net assets resulting from operations		30,740,516		33,984,864

Distributions to shareholders from
Net investment income
Class A		(2,105,972)		(1,529,974)
Class C		(9,843)		(7,593)
Class R6		(351)		0 [1]
Administrator Class		(178,186)		(164,278)
Institutional Class		(203,016)		(101,228)
Net realized gains
Class A		(43,429,588)		0
Class C		(647,269)		0
Class R6		(6,236)		0 [1]
Administrator Class		(3,454,920)		0
Institutional Class		(3,302,668)		0

Total distributions to shareholders		(53,338,049)		(1,803,073)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	105,642	1,648,362	184,685	2,859,171
Class C	3,341	55,571	9,920	159,103
Class R6	297	5,000	1,549 [1]	25,000 [1]
Administrator Class	7,730	121,207	52,078	837,524
Institutional Class	79,900	1,198,012	466,653	7,476,610

		3,028,152		11,357,408

Reinvestment of distributions
Class A	3,076,609	44,106,734	96,773	1,482,398
Class C	42,101	616,968	431	6,671
Class R6	71	1,037	0 [1]	0 [1]
Administrator Class	247,497	3,581,182	9,395	144,443
Institutional Class	202,686	2,931,264	6,282	97,208

		51,237,185		1,730,720

Payment for shares redeemed
Class A	(1,017,742)	(16,261,947)	(1,924,557)	(29,716,601)
Class C	(16,005)	(258,546)	(57,893)	(914,888)
Class R6	(368)	(5,292)	0 [1]	0 [1]
Administrator Class	(134,140)	(2,163,110)	(609,704)	(9,486,019)
Institutional Class	(40,088)	(649,429)	(130,275)	(2,050,549)

		(19,338,324)		(42,168,057)

Net increase (decrease) in net assets resulting from capital share transactions		34,927,013		(29,079,929)

Total increase in net assets		12,329,480		3,101,862

Net assets
Beginning of period		259,205,864		256,104,002

End of period		$271,535,344		$259,205,864

Undistributed (overdistributed) net investment income		$(57,003)		$533,429

[1]	For the period from April 7, 2017 (commencement of class operations) to July 31, 2017

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Company Value Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.54	$14.58	$16.10	$16.82	$16.39	$12.96
Net investment income	0.11	0.14	0.17	0.13 [1]	0.10	0.14
Net realized and unrealized gains (losses) on investments	1.77	1.93	(0.41)	0.78	2.04	3.48

Total from investment operations	1.88	2.07	(0.24)	0.91	2.14	3.62
Distributions to shareholders from
Net investment income	(0.15)	(0.11)	(0.16)	(0.13)	(0.09)	(0.19)
Net realized gains	(3.38)	0.00	(1.12)	(1.50)	(1.62)	0.00

Total distributions to shareholders	(3.53)	(0.11)	(1.28)	(1.63)	(1.71)	(0.19)
Net asset value, end of period	$14.89	$16.54	$14.58	$16.10	$16.82	$16.39
Total return[2]	12.37%	14.24%	(0.98)%	5.72%	13.68%	28.16%
Ratios to average net assets (annualized)
Gross expenses	0.93%	1.09%	1.24%	1.27%	1.28%	1.28%
Net expenses	0.83%	0.96%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.43%	0.91%	1.19%	0.76%	0.61%	1.00%
Supplemental data
Portfolio turnover rate	123%	221%	50%	71%	59%	78%
Net assets, end of period (000s omitted)	$231,364	$221,207	$218,922	$104,453	$116,398	$115,895

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.86	$14.90	$16.41	$17.12	$16.70	$13.21
Net investment income (loss)	0.06	0.03 [1]	0.06	0.00 [2]	(0.02)	0.04
Net realized and unrealized gains (losses) on investments	1.79	1.96	(0.40)	0.80	2.07	3.54

Total from investment operations	1.85	1.99	(0.34)	0.80	2.05	3.58
Distributions to shareholders from
Net investment income	(0.04)	(0.03)	(0.05)	(0.01)	(0.01)	(0.09)
Net realized gains	(3.38)	0.00	(1.12)	(1.50)	(1.62)	0.00

Total distributions to shareholders	(3.42)	(0.03)	(1.17)	(1.51)	(1.63)	(0.09)
Net asset value, end of period	$15.29	$16.86	$14.90	$16.41	$17.12	$16.70
Total return[3]	11.93%	13.40%	(1.68)%	4.92%	12.83%	27.17%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.84%	1.99%	2.02%	2.03%	2.03%
Net expenses	1.58%	1.72%	1.85%	1.85%	1.85%	1.85%
Net investment income (loss)	0.68%	0.16%	0.44%	0.01%	(0.14)%	0.25%
Supplemental data
Portfolio turnover rate	123%	221%	50%	71%	59%	78%
Net assets, end of period (000s omitted)	$3,494	$3,356	$3,674	$4,488	$4,659	$4,543

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Company Value Fund	17

(For a share outstanding throughout each period)

CLASS R6	Six months ended January 31, 2018 (unaudited)	Year ended July 31, 2017[1]
Net asset value, beginning of period	$16.66	$16.14
Net investment income	0.15	0.03 [2]
Net realized and unrealized gains (losses) on investments	1.77	0.49

Total from investment operations	1.92	0.52
Distributions to shareholders from
Net investment income	(0.20)	0.00
Net realized gains	(3.38)	0.00

Total distributions to shareholders	(3.58)	0.00
Net asset value, end of period	$15.00	$16.66
Total return[3]	12.60%	3.22%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.49%
Net expenses	0.40%	0.40%
Net investment income	1.87%	0.52%
Supplemental data
Portfolio turnover rate	123%	221%
Net assets, end of period (000s omitted)	$23	$26

[1]	For the period from April 7, 2017 (commencement of class operations) to July 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.66	$14.68	$16.20	$16.93	$16.47	$13.02
Net investment income	0.12 [1]	0.16 [1]	0.20	0.17	0.15	0.21
Net realized and unrealized gains (losses) on investments	1.77	1.94	(0.41)	0.78	2.05	3.46

Total from investment operations	1.89	2.10	(0.21)	0.95	2.20	3.67
Distributions to shareholders from
Net investment income	(0.15)	(0.12)	(0.19)	(0.18)	(0.12)	(0.22)
Net realized gains	(3.38)	0.00	(1.12)	(1.50)	(1.62)	0.00

Total distributions to shareholders	(3.53)	(0.12)	(1.31)	(1.68)	(1.74)	(0.22)
Net asset value, end of period	$15.02	$16.66	$14.68	$16.20	$16.93	$16.47
Total return[2]	12.39%	14.35%	(0.79)%	5.95%	13.94%	28.52%
Ratios to average net assets (annualized)
Gross expenses	0.85%	1.01%	1.16%	1.12%	1.12%	1.10%
Net expenses	0.75%	0.87%	0.93%	0.85%	0.85%	0.85%
Net investment income	1.51%	1.01%	1.35%	1.01%	0.86%	1.28%
Supplemental data
Portfolio turnover rate	123%	221%	50%	71%	59%	78%
Net assets, end of period (000s omitted)	$18,318	$18,296	$24,164	$30,177	$36,002	$38,798

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Company Value Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.65	$14.66	$16.17	$16.91	$16.44	$13.00
Net investment income	0.13	0.19 [1]	0.21 [1]	0.20 [1]	0.18 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	1.79	1.94	(0.38)	0.78	2.05	3.45

Total from investment operations	1.92	2.13	(0.17)	0.98	2.23	3.71
Distributions to shareholders from
Net investment income	(0.19)	(0.14)	(0.22)	(0.22)	(0.14)	(0.27)
Net realized gains	(3.38)	0.00	(1.12)	(1.50)	(1.62)	0.00

Total distributions to shareholders	(3.57)	(0.14)	(1.34)	(1.72)	(1.76)	(0.27)
Net asset value, end of period	$15.00	$16.65	$14.66	$16.17	$16.91	$16.44
Total return[2]	12.59%	14.61%	(0.54)%	6.14%	14.16%	28.93%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.74%	0.91%	0.85%	0.85%	0.84%
Net expenses	0.50%	0.61%	0.74%	0.65%	0.65%	0.65%
Net investment income	1.75%	1.21%	1.52%	1.23%	1.10%	1.83%
Supplemental data
Portfolio turnover rate	123%	221%	50%	71%	59%	78%
Net assets, end of period (000s omitted)	$18,337	$16,321	$9,343	$1,483	$863	$3,299

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Large Company Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Large Company Value Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $233,069,293 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$40,515,537
Gross unrealized losses	(2,257,526)
Net unrealized gains	$38,258,011

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22	Wells Fargo Large Company Value Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$14,778,808	$0	$0	$14,778,808
Consumer staples	27,914,759	0	0	27,914,759
Energy	28,774,530	0	0	28,774,530
Financials	73,092,096	0	0	73,092,096
Health care	37,920,380	0	0	37,920,380
Industrials	22,465,584	0	0	22,465,584
Information technology	21,763,622	0	0	21,763,622
Materials	3,485,964	0	0	3,485,964
Real estate	23,781,568	0	0	23,781,568
Telecommunication services	2,201,406	0	0	2,201,406
Utilities	12,988,685	0	0	12,988,685

Short-term investments
Investment companies	1,996,427	0	0	1,996,427
	271,163,829	0	0	271,163,829
Futures contracts	1,430	0	0	1,430
Total assets	$271,165,259	$0	$0	$271,165,259

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As

Notes to financial statements (unaudited)	Wells Fargo Large Company Value Fund	23

compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.33% as the average daily net assets of the Fund increase. For the six months ended January 31, 2018, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Analytic Investor LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.83% for Class A shares, 1.58% for Class C shares, 0.40% for Class R6 shares, 0.75% for Administrator Class shares, and 0.50% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months January 31, 2018, Funds Distributor received $965 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2018 were $317,608,435 and $327,999,378, respectively.

24	Wells Fargo Large Company Value Fund	Notes to financial statements (unaudited)

6. DERIVATIVE TRANSACTIONS

During the six months ended January 31, 2018, the Fund entered into futures contracts to gain market exposure. The Fund had an average notional amount of $2,183,000 in long futures contracts during the six months ended January 31, 2018.

On January 31, 2018, the cumulative unrealized gains on futures contracts in the amount of $163,475 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley	$1,430	$0	$0	$1,430

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended January 31, 2018, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Large Company Value Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Large Company Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Large Company Value Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

28	Wells Fargo Large Company Value Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Large Company Value Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309118 03-18 SA210/SAR210 01-18

Semi-Annual Report

January 31, 2018

Wells Fargo Low Volatility U.S. Equity Fund

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The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Low Volatility U.S. Equity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

While investing in stocks and bonds generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Low Volatility U.S. Equity Fund for the six-month period that ended January 31, 2018. While investing in stocks generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend. U.S. and international stocks delivered similar results, with returns of 15.43% and 13.50%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays Global Aggregate ex-USD Index3 earned 4.50%. In the U.S., fixed-income investments, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index4, fell 0.35% and the Bloomberg Barclays Municipal Bond Index5 declined 0.19%.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the late summer of 2017 as they were subject to the same positive economic conditions that influenced their advances during first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets were supported by improved economic growth. Advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017 but continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

In the U.S., Federal Reserve (Fed) officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued an upward trajectory. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	3

Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Low Volatility U.S. Equity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Analytic Investors, LLC

Portfolio managers

Dennis Bein, CFA®

Ryan Brown, CFA®

Harindra de Silva, Ph.D., CFA®

Average annual total returns (%) as of January 31, 2018

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
		1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WLVLX)	10-31-2016	7.25	10.60	13.77	15.96	1.64	0.83
Class C (WLVKX)	10-31-2016	12.03	15.09	13.03	15.09	2.39	1.58
Class R6 (WLVJX)	10-31-2016	–	–	14.39	16.47	1.21	0.40
Administrator Class (WLVDX)	10-31-2016	–	–	13.92	16.03	1.56	0.75
Institutional Class (WLVOX)	10-31-2016	–	–	14.22	16.32	1.31	0.50
Russell 1000® Index[3]	–	–	–	25.84	27.79	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to smaller-company securities risk. Consult the fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	5

Ten largest holdings (%) as of January 31, 2018[4]
CBOE Holdings Incorporated	2.68
Baxter International Incorporated	2.60
PepsiCo Incorporated	2.52
Waste Management Incorporated	2.49
McDonald’s Corporation	2.42
Altria Group Incorporated	2.42
The Progressive Corporation	2.41
Costco Wholesale Corporation	2.39
The Procter & Gamble Company	2.35
PPL Corporation	2.28

Sector distribution as of January 31, 2018[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through November 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Low Volatility U.S. Equity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,069.66	$4.33	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class C
Actual	$1,000.00	$1,065.47	$8.23	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R6
Actual	$1,000.00	$1,071.64	$2.09	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class
Actual	$1,000.00	$1,070.06	$3.91	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Institutional Class
Actual	$1,000.00	$1,071.02	$2.61	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	7

Security name	Shares	Value

Common Stocks: 97.67%

Consumer Discretionary: 10.85%

Auto Components: 0.58%
Lear Corporation	529	$102,171
Visteon Corporation †	984	127,999

		230,170

Diversified Consumer Services: 0.83%
H&R Block Incorporated	12,584	333,979

Hotels, Restaurants & Leisure: 5.48%
Aramark	6,811	312,012
Darden Restaurants Incorporated	5,270	505,130
Hilton Grand Vacations Incorporated †	5,295	238,116
McDonald’s Corporation	5,654	967,626
Yum China Holdings Incorporated	3,668	170,159

		2,193,043

Household Durables: 1.00%
NVR Incorporated †	126	400,449

Media: 1.83%
Lions Gate Entertainment Class B †	2,648	84,736
Live Nation Incorporated †	12,027	541,937
The Walt Disney Company	955	103,780

		730,453

Specialty Retail: 1.07%
Best Buy Company Incorporated	1,091	79,708
ULTA Beauty Incorporated †	1,564	347,364

		427,072

Textiles, Apparel & Luxury Goods: 0.06%
Michael Kors Holdings Limited †	14	924
PVH Corporation	147	22,797

		23,721

Consumer Staples: 27.24%

Beverages: 5.93%
Dr Pepper Snapple Group Incorporated	6,787	810,028
Monster Beverage Corporation †	5,141	350,770
PepsiCo Incorporated	8,362	1,005,949
The Coca-Cola Company	4,347	206,874

		2,373,621

Food & Staples Retailing: 6.28%
Costco Wholesale Corporation	4,903	955,448
Sysco Corporation	11,308	710,934

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
US Foods Holding Corporation †	22,101	$710,105
Wal-Mart Stores Incorporated	1,250	133,250

		2,509,737

Food Products: 4.35%
Blue Buffalo Pet Products Incorporated †	1,218	41,388
Bunge Limited	4,481	355,926
Flowers Foods Incorporated	11,878	232,928
Lamb Weston Holdings Incorporated	6,495	380,607
Pilgrim’s Pride Corporation †	197	5,471
The Hershey Company	313	34,533
Tyson Foods Incorporated Class A	9,047	688,567

		1,739,420

Household Products: 6.15%
Colgate-Palmolive Company	7,821	580,631
Kimberly-Clark Corporation	6,401	748,917
The Clorox Company	1,354	191,848
The Procter & Gamble Company	10,875	938,948

		2,460,344

Tobacco: 4.53%
Altria Group Incorporated	13,744	966,753
Philip Morris International	7,870	843,900

		1,810,653

Energy: 1.09%

Energy Equipment & Services: 0.28%
Baker Hughes Incorporated	3,549	114,100

Oil, Gas & Consumable Fuels: 0.81%
Antero Resources Corporation †	5,014	97,422
Exxon Mobil Corporation	2,589	226,020

		323,442

Financials: 13.62%

Banks: 0.73%
US Bancorp	5,095	291,128

Capital Markets: 5.09%
CBOE Holdings Incorporated	7,969	1,070,954
CME Group Incorporated	3,719	570,792
Intercontinental Exchange Incorporated	4,127	304,738
LPL Financial Holdings Incorporated	1,479	88,237

		2,034,721

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	9

Security name	Shares	Value

Insurance: 6.34%
American Financial Group Incorporated	6,364	$721,296
American National Insurance Company	202	25,531
Aon plc	1,358	193,067
Assurant Incorporated	544	49,765
Everest Reinsurance Group Limited	1,659	381,238
FNF Group	2,069	80,650
ProAssurance Corporation	324	17,723
The Progressive Corporation	17,794	962,655
Unum Group	1,936	102,976

		2,534,901

Mortgage REITs: 1.46%
Chimera Investment Corporation	16,726	284,175
MFA Financial Incorporated	42,071	301,228

		585,403

Health Care: 11.73%

Health Care Equipment & Supplies: 3.93%
Baxter International Incorporated	14,424	1,038,961
IDEXX Laboratories Incorporated †	2,856	534,186

		1,573,147

Health Care Providers & Services: 3.42%
AmerisourceBergen Corporation	4,041	402,766
Cigna Corporation	228	47,504
Humana Incorporated	3,067	864,373
Laboratory Corporation of America Holdings †	295	51,478

		1,366,121

Life Sciences Tools & Services: 0.76%
Bio-Rad Laboratories Incorporated Class A †	1,167	301,705

Pharmaceuticals: 3.62%
Eli Lilly & Company	470	38,282
Johnson & Johnson	1,166	161,130
Merck & Company Incorporated	14,980	887,565
Mylan NV †	8,445	361,864

		1,448,841

Industrials: 5.70%

Aerospace & Defense: 0.69%
Lockheed Martin Corporation	495	175,651
The Boeing Company	282	99,932

		275,583

Air Freight & Logistics: 1.12%
Expeditors International of Washington Incorporated	6,883	447,051

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Airlines: 0.33%
Southwest Airlines Company	2,168	$131,814

Commercial Services & Supplies: 3.44%
Republic Services Incorporated	5,506	378,813
Waste Management Incorporated	11,272	996,783

		1,375,596

Machinery: 0.12%
Fortive Corporation	618	46,980

Information Technology: 5.52%

Internet Software & Services: 0.60%
IAC Corporation †	1,650	239,201

IT Services: 3.39%
Amdocs Limited	10,291	703,904
Black Knight Incorporated †	1,882	93,159
Booz Allen Hamilton Holding Corporation	6,302	246,912
PayPal Holdings Incorporated †	3,638	310,394

		1,354,369

Software: 1.53%
Atlassian Corporation plc Class A †	2,944	158,947
Cadence Design Systems Incorporated †	803	36,023
Dell Technologies Incorporated Class V †	4,870	349,179
Synopsys Incorporated †	150	13,892
Take-Two Interactive Software Incorporated †	435	55,101

		613,142

Materials: 1.88%

Chemicals: 1.27%
LyondellBasell Industries NV Class A	4,232	507,163

Containers & Packaging: 0.61%
Avery Dennison Corporation	791	97,040
Berry Global Group Incorporated †	2,460	145,607

		242,647

Real Estate: 4.84%

Equity REITs: 4.84%
Apple Hospitality REIT Incorporated	11,685	227,741
Columbia Property Trust Incorporated	3,886	85,065
Equity Commonwealth †	11,457	342,679
Park Hotels & Resorts Incorporated	9,518	275,165
Prologis Incorporated	4,827	314,286
Rayonier Incorporated	4,172	135,423
SBA Communications Corporation †	3,184	555,608

		1,935,967

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	11

Security name		Shares	Value

Telecommunication Services: 0.31%

Diversified Telecommunication Services: 0.31%
Verizon Communications Incorporated		2,258	$122,090

Utilities: 14.89%

Electric Utilities: 12.51%
American Electric Power Company Incorporated		12,800	880,384
Edison International		1,622	101,424
Eversource Energy		2,066	130,344
Exelon Corporation		23,286	896,744
Hawaiian Electric Industries Incorporated		23,066	786,781
NextEra Energy Incorporated		2,389	378,465
PG&E Corporation		10,280	436,180
Pinnacle West Capital Corporation		3,661	292,697
PPL Corporation		28,598	911,418
Xcel Energy Incorporated		4,132	188,584

			5,003,021

Gas Utilities: 0.69%
UGI Corporation		6,035	276,222

Independent Power & Renewable Electricity Producers: 0.80%
Vistra Energy Corporation †		16,421	320,210

Multi-Utilities: 0.89%
CenterPoint Energy Incorporated		1,170	32,971
CMS Energy Corporation		7,178	321,216

			354,187

Total Common Stocks (Cost $35,256,844)			39,051,414

	Yield
Short-Term Investments: 1.96%

Investment Companies: 1.96%
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.24%	784,544	784,544

Total Short-Term Investments (Cost $784,544)			784,544

Total investments in securities (Cost $36,041,388)	99.63%	39,835,958
Other assets and liabilities, net	0.37	149,656

Total net assets	100.00%	$39,985,614

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments—January 31, 2018 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,095,727	5,285,807	5,596,990	784,544	$0	$0	$5,123	$784,544	1.96%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2018 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	13

Assets
Investments in unaffiliated securities, at value (cost $35,256,844)	$39,051,414
Investments in affiliated securities, at value (cost $784,544)	784,544
Receivable for investments sold	375,847
Receivable for Fund shares sold	8,799
Receivable for dividends	20,998
Receivable from manager	8,298
Prepaid expenses and other assets	149,244

Total assets	40,399,144

Liabilities
Payable for investments purchased	340,420
Shareholder report expenses payable	35,016
Professional fees payable	24,469
Administration fees payable	4,400
Trustees’ fees and expenses payable	1,681
Distribution fees payable	75
Accrued expenses and other liabilities	7,469

Total liabilities	413,530

Total net assets	$39,985,614

NET ASSETS CONSIST OF
Paid-in capital	$35,326,221
Undistributed net investment income	5,918
Accumulated net realized gains on investments	858,905
Net unrealized gains on investments	3,794,570

Total net assets	$39,985,614

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,360,019
Shares outstanding – Class A1	116,934
Net asset value per share – Class A	$11.63
Maximum offering price per share – Class A2	$12.34
Net assets – Class C	$119,006
Shares outstanding – Class C1	10,251
Net asset value per share – Class C	$11.61
Net assets – Class R6	$1,168,342
Shares outstanding – Class R6[1]	100,480
Net asset value per share – Class R6	$11.63
Net assets – Administrator Class	$116,706
Shares outstanding – Administrator Class[1]	10,042
Net asset value per share – Administrator Class	$11.62
Net assets – Institutional Class	$37,221,541
Shares outstanding – Institutional Class[1]	3,199,877
Net asset value per share – Institutional Class	$11.63

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Low Volatility U.S. Equity Fund	Statement of operations—six months ended January 31, 2018 (unaudited)

Investment income
Dividends	$445,858
Income from affiliated securities	5,123

Total investment income	450,981

Expenses
Management fee	78,075
Administration fees
Class A	1,291
Class C	128
Class R	68	[1]
Class R6	173
Administrator Class	75
Institutional Class	23,628
Shareholder servicing fees
Class A	1,537
Class C	152
Class R	81	[1]
Administrator Class	144
Distribution fees
Class C	457
Class R	81	[1]
Custody and accounting fees	6,414
Professional fees	26,890
Registration fees	44,933
Shareholder report expenses	35,503
Trustees’ fees and expenses	7,279
Other fees and expenses	2,560

Total expenses	229,469
Less: Fee waivers and/or expense reimbursements	(129,435)

Net expenses	100,034

Net investment income	350,947

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	1,061,405
Net change in unrealized gains (losses) on investments	1,314,391

Net realized and unrealized gains (losses) on investments	2,375,796

Net increase in net assets resulting from operations	$2,726,743

[1]	For the period from August 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Low Volatility U.S. Equity Fund	15

	Six months ended January 31, 2018 (unaudited)		Year ended July 31, 2017[1]

Operations
Net investment income		$350,947		$486,714
Net realized gains on investments		1,061,405		426,122
Net change in unrealized gains (losses) on investments		1,314,391		2,480,179

Net increase in net assets resulting from operations		2,726,743		3,393,015

Distributions to shareholders from
Net investment income
Class A		(19,083)		(1,837)
Class C		(941)		(295)
Class R		0 [2]		(382)
Class R6		(22,574)		(5,028)
Administrator Class		(1,865)		(441)
Institutional Class		(665,070)		(114,483)
Net realized gains
Class A		(20,121)		0
Class C		(1,864)		0
Class R6		(18,434)		0
Administrator Class		(1,842)		0
Institutional Class		(586,361)		0

Total distributions to shareholders		(1,338,155)		(122,466)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	16,136	183,123	114,026	1,216,340
Class C	1,551	17,372	10,000	100,000
Class R	0 [2]	0 [2]	10,000	100,000
Class R6	0	0	100,000	1,000,000
Administrator Class	0	0	10,000	100,000
Institutional Class	286,107	3,216,419	2,955,414	30,144,185

		3,416,914		32,660,525

Reinvestment of distributions
Class A	3,092	35,640	175	1,837
Class C	3	37	28	295
Class R	0 [2]	0 [2]	37	382
Class R6	0	0	480	5,028
Administrator Class	0	0	42	441
Institutional Class	25,950	299,171	10,934	114,483

		334,848		122,466

Payment for shares redeemed
Class A	0	0	(16,495)	(181,770)
Class C	(1,331)	(15,125)	0	0
Class R	(10,037)[2]	(114,115)[2]	0	0
Institutional Class	(65,714)	(756,415)	(12,814)	(140,851)

		(885,655)		(322,621)

Net increase in net assets resulting from capital share transactions		2,866,107		32,460,370

Total increase in net assets		4,254,695		35,730,919

Net assets
Beginning of period		35,730,919		0

End of period		$39,985,614		$35,730,919

Undistributed net investment income		$5,918		$364,504

[1]	For the period from October 31, 2016 (commencement of operations) to July 31, 2017

[2]	For the period from August 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Low Volatility U.S. Equity Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS A	Six months ended January 31, 2018 (unaudited)	Year ended July 31, 2017[1]
Net asset value, beginning of period	$11.21	$10.00
Net investment income	0.07	0.13
Net realized and unrealized gains (losses) on investments	0.70	1.12

Total from investment operations	0.77	1.25
Distributions to shareholders from
Net investment income	(0.17)	(0.04)
Net realized gains	(0.18)	0.00

Total distributions to shareholders	(0.35)	(0.04)
Net asset value, end of period	$11.63	$11.21
Total return[2]	6.97%	12.53%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.61%
Net expenses	0.83%	0.82%
Net investment income	1.47%	1.78%
Supplemental data
Portfolio turnover rate	35%	39%
Net assets, end of period (000s omitted)	$1,360	$1,096

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Low Volatility U.S. Equity Fund	17

(For a share outstanding throughout each period)

CLASS C	Six months ended January 31, 2018 (unaudited)	Year ended July 31, 2017[1]
Net asset value, beginning of period	$11.16	$10.00
Net investment income	0.04	0.08
Net realized and unrealized gains (losses) on investments	0.68	1.11

Total from investment operations	0.72	1.19
Distributions to shareholders from
Net investment income	(0.09)	(0.03)
Net realized gains	(0.18)	0.00

Total distributions to shareholders	(0.27)	(0.03)
Net asset value, end of period	$11.61	$11.16
Total return[2]	6.55%	11.91%
Ratios to average net assets (annualized)
Gross expenses	2.25%	2.40%
Net expenses	1.58%	1.58%
Net investment income	0.74%	1.01%
Supplemental data
Portfolio turnover rate	35%	39%
Net assets, end of period (000s omitted)	$119	$112

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Low Volatility U.S. Equity Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended January 31, 2018 (unaudited)	Year ended July 31, 2017[1]
Net asset value, beginning of period	$11.24	$10.00
Net investment income	0.11	0.18
Net realized and unrealized gains (losses) on investments	0.68	1.11

Total from investment operations	0.79	1.29
Distributions to shareholders from
Net investment income	(0.22)	(0.05)
Net realized gains	(0.18)	0.00

Total distributions to shareholders	(0.40)	(0.05)
Net asset value, end of period	$11.63	$11.24
Total return[2]	7.16%	12.94%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.22%
Net expenses	0.40%	0.40%
Net investment income	1.91%	2.19%
Supplemental data
Portfolio turnover rate	35%	39%
Net assets, end of period (000s omitted)	$1,168	$1,129

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Low Volatility U.S. Equity Fund	19

(For a share outstanding throughout each period)

ADMINISTRATOR CLASS	Six months ended January 31, 2018 (unaudited)	Year ended July 31, 2017[1]
Net asset value, beginning of period	$11.21	$10.00
Net investment income	0.09	0.15
Net realized and unrealized gains (losses) on investments	0.69	1.10

Total from investment operations	0.78	1.25
Distributions to shareholders from
Net investment income	(0.19)	(0.04)
Net realized gains	(0.18)	0.00

Total distributions to shareholders	(0.37)	(0.04)
Net asset value, end of period	$11.62	$11.21
Total return[2]	7.01%	12.57%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.57%
Net expenses	0.75%	0.75%
Net investment income	1.56%	1.84%
Supplemental data
Portfolio turnover rate	35%	39%
Net assets, end of period (000s omitted)	$117	$113

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Low Volatility U.S. Equity Fund	Financial highlights

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Six months ended January 31, 2018 (unaudited)	Year ended July 31, 2017[1]
Net asset value, beginning of period	$11.23	$10.00
Net investment income	0.10 [2]	0.16
Net realized and unrealized gains (losses) on investments	0.69	1.12

Total from investment operations	0.79	1.28
Distributions to shareholders from
Net investment income	(0.21)	(0.05)
Net realized gains	(0.18)	0.00

Total distributions to shareholders	(0.39)	(0.05)
Net asset value, end of period	$11.63	$11.23
Total return[3]	7.10%	12.82%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.31%
Net expenses	0.50%	0.50%
Net investment income	1.81%	2.09%
Supplemental data
Portfolio turnover rate	35%	39%
Net assets, end of period (000s omitted)	$37,222	$33,169

[1]	For the period from October 31, 2016 (commencement of class operations) to July 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund. Information for Class R shares reflected in the financial statements represents activity through November 13, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally

22	Wells Fargo Low Volatility U.S. Equity Fund	Notes to financial statements (unaudited)

accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $36,040,566 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$4,474,935
Gross unrealized losses	(679,543)
Net unrealized gains	$3,795,392

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$4,338,887	$0	$0	$4,338,887
Consumer staples	10,893,775	0	0	10,893,775
Energy	437,542	0	0	437,542
Financials	5,446,153	0	0	5,446,153
Health care	4,689,814	0	0	4,689,814
Industrials	2,277,024	0	0	2,277,024
Information technology	2,206,712	0	0	2,206,712
Materials	749,810	0	0	749,810
Real estate	1,935,967	0	0	1,935,967
Telecommunication services	122,090	0	0	122,090
Utilities	5,953,640	0	0	5,953,640

Short-term investments
Investment companies	784,544	0	0	784,544
Total assets	$39,835,958	$0	$0	$39,835,958

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.33% as the average daily net assets of the Fund increase. For the six months ended January 31, 2018, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Analytic Investors, LLC, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.12% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

24	Wells Fargo Low Volatility U.S. Equity Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.83% for Class A shares, 1.58% for Class C shares, 0.40% for Class R6 shares, 0.75% for Administrator Class shares, and 0.50% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2018, Funds Distributor received $60 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended January 31, 2018.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2018 were $15,229,733 and $13,069,167, respectively.

6. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Low Volatility U.S. Equity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

28	Wells Fargo Low Volatility U.S. Equity Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Low Volatility U.S. Equity Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309120 03-18 SA270/SAR270 01-18

Semi-Annual Report

January 31, 2018

Wells Fargo Omega Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Omega Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

While investing in stocks and bonds generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Omega Growth Fund for the six-month period that ended January 31, 2018. While investing in stocks generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend. U.S. and international stocks delivered similar results, with returns of 15.43% and 13.50%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays Global Aggregate ex-USD Index3 earned 4.50%. In the U.S., fixed-income investments, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index4, fell 0.35% and the Bloomberg Barclays Municipal Bond Index5 declined 0.19%.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the late summer of 2017 as they were subject to the same positive economic conditions that influenced their advances during first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets were supported by improved economic growth. Advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017 but continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

In the U.S., Federal Reserve (Fed) officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued an upward trajectory. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Omega Growth Fund	3

Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Omega Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Christopher J. Warner, CFA®

Average annual total returns (%) as of January 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKOAX)	4-29-1968	31.41	14.06	11.45	39.43	15.42	12.11	1.28	1.28
Class C (EKOCX)	8-2-1993	37.40	14.56	11.28	38.40	14.56	11.28	2.03	2.03
Class R (EKORX)	10-10-2003	–	–	–	39.08	15.13	11.84	1.53	1.53
Administrator Class (EOMYX)	1-13-1997	–	–	–	39.69	15.67	12.38	1.20	1.10
Institutional Class (EKONX)	7-30-2010	–	–	–	40.04	15.96	12.59	0.95	0.85
Russell 3000® Growth Index[4]	–	–	–	–	34.11	17.69	11.58	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Omega Growth Fund	5

Ten largest holdings (%) as of January 31, 2018[5]
Amazon.com Incorporated	6.14
Microsoft Corporation	5.50
Alphabet Incorporated Class A	3.93
Visa Incorporated Class A	3.71
UnitedHealth Group Incorporated	3.62
The Home Depot Incorporated	2.29
Waste Connections Incorporated	2.19
Take-Two Interactive Software Incorporated	2.07
salesforce.com Incorporated	2.00
Intercontinental Exchange Incorporated	1.62

Sector distribution as of January 31, 2018[6]

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.30% for Class A, 2.05% for Class C, 1.55% for Class R, 1.10% for Administrator Class, and 0.85% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Omega Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,211.19	$7.13	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.51	1.28%
Class C
Actual	$1,000.00	$1,206.48	$11.29	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.97	$10.31	2.03%
Class R
Actual	$1,000.00	$1,209.69	$8.47	1.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.54	$7.73	1.52%
Administrator Class
Actual	$1,000.00	$1,212.33	$6.13	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60	1.10%
Institutional Class
Actual	$1,000.00	$1,213.88	$4.74	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Omega Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.59%

Consumer Discretionary: 16.72%

Auto Components: 1.14%
Aptiv plc	99,400	$9,431,072

Automobiles: 0.76%
Ferrari NV	52,300	6,249,850

Diversified Consumer Services: 2.99%
Adtalem Global Education Incorporated †	269,300	12,387,800
Bright Horizons Family Solutions Incorporated †	125,957	12,368,977

		24,756,777

Hotels, Restaurants & Leisure: 1.23%
Vail Resorts Incorporated	27,502	6,010,837
Wingstop Incorporated «	85,845	4,151,464

		10,162,301

Internet & Direct Marketing Retail: 7.64%
Amazon.com Incorporated †	35,000	50,781,150
Netflix Incorporated †	46,000	12,433,800

		63,214,950

Media: 0.67%
Cinemark Holdings Incorporated «	151,656	5,580,941

Specialty Retail: 2.29%
The Home Depot Incorporated	94,200	18,924,780

Consumer Staples: 1.65%

Beverages: 0.93%
Monster Beverage Corporation †	112,300	7,662,229

Food Products: 0.72%
Lamb Weston Holdings Incorporated	101,500	5,947,900

Energy: 0.69%

Oil, Gas & Consumable Fuels: 0.69%
Pioneer Natural Resources Company	31,400	5,743,374

Financials: 4.51%

Capital Markets: 3.14%
Intercontinental Exchange Incorporated	181,800	13,424,112
Raymond James Financial Incorporated	130,302	12,559,810

		25,983,922

Consumer Finance: 1.37%
SLM Corporation †	990,300	11,329,032

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Omega Growth Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Health Care: 9.93%

Biotechnology: 2.66%
Celgene Corporation †	98,775	$9,992,079
Exelixis Incorporated †	231,000	7,001,610
Incyte Corporation †	27,400	2,473,946
Puma Biotechnology Incorporated †	37,600	2,513,560

		21,981,195

Health Care Equipment & Supplies: 3.20%
Baxter International Incorporated	89,300	6,432,279
Edwards Lifesciences Corporation †	60,000	7,594,800
Hologic Incorporated †	292,400	12,485,480

		26,512,559

Health Care Providers & Services: 4.07%
Amedisys Incorporated †	69,089	3,704,552
UnitedHealth Group Incorporated	126,600	29,976,348

		33,680,900

Industrials: 13.27%

Aerospace & Defense: 2.80%
BWX Technologies Incorporated	194,000	12,307,360
Mercury Computer Systems Incorporated †	225,700	10,838,114

		23,145,474

Airlines: 0.66%
Spirit Airlines Incorporated †	130,100	5,479,812

Commercial Services & Supplies: 3.76%
Cintas Corporation	77,400	13,038,030
Waste Connections Incorporated	251,922	18,093,038

		31,131,068

Electrical Equipment: 0.85%
Rockwell Automation Incorporated	35,700	7,043,253

Machinery: 1.69%
John Bean Technologies Corporation	48,500	5,516,875
Nordson Corporation	58,600	8,421,992

		13,938,867

Professional Services: 0.79%
TransUnion †	110,235	6,543,550

Trading Companies & Distributors: 2.72%
Siteone Landscape Supply Incorporated †	139,600	10,631,936
Univar Incorporated †	396,228	11,831,368

		22,463,304

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Omega Growth Fund	9

Security name	Shares	Value

Information Technology: 45.02%

Electronic Equipment, Instruments & Components: 0.78%
Littelfuse Incorporated	29,600	$6,433,264

Internet Software & Services: 12.37%
Alphabet Incorporated Class A †	27,500	32,511,050
Alphabet Incorporated Class C †	9,785	11,447,863
Box Incorporated Class A †	549,200	12,214,208
Facebook Incorporated Class A †	68,700	12,839,343
MercadoLibre Incorporated	34,300	13,277,530
Tencent Holdings Limited ADR	220,800	13,064,736
Yandex NV Class A †	180,000	6,971,400

		102,326,130

IT Services: 13.24%
Black Knight Incorporated †	168,900	8,360,550
EPAM Systems Incorporated †	109,541	12,868,877
Euronet Worldwide Incorporated †	125,600	11,790,072
Fidelity National Information Services Incorporated	70,700	7,236,852
First Data Corporation Class A †	364,200	6,446,340
FleetCor Technologies Incorporated †	34,000	7,225,000
PayPal Holdings Incorporated †	55,800	4,760,856
Total System Services Incorporated	82,300	7,313,178
Visa Incorporated Class A	247,204	30,710,153
WEX Incorporated †	82,602	12,787,616

		109,499,494

Semiconductors & Semiconductor Equipment: 3.47%
Broadcom Limited	43,100	10,690,093
Infineon Technologies AG ADR	194,400	5,669,287
Teradyne Incorporated	269,000	12,330,960

		28,690,340

Software: 13.83%
Activision Blizzard Incorporated	116,200	8,613,906
Microsoft Corporation	478,700	45,481,287
Nintendo Company Limited	234,438	13,381,721
salesforce.com Incorporated †	145,100	16,528,341
ServiceNow Incorporated †	51,500	7,666,805
Take-Two Interactive Software Incorporated †	135,300	17,138,451
Ultimate Software Group Incorporated †	24,000	5,589,360

		114,399,871

Technology Hardware, Storage & Peripherals: 1.33%
NCR Corporation †	294,800	11,057,948

Materials: 6.64%

Chemicals: 3.77%
Air Products & Chemicals Incorporated	71,900	12,105,803
Albemarle Corporation	53,300	5,947,747

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Omega Growth Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name		Shares	Value

Chemicals (continued)
The Sherwin-Williams Company		31,500	$13,138,965

			31,192,515

Construction Materials: 1.57%
Vulcan Materials Company		95,900	12,984,860

Containers & Packaging: 1.30%
Berry Global Group Incorporated †		181,800	10,760,742

Real Estate: 0.43%

Equity REITs: 0.43%
SBA Communications Corporation †		20,500	3,577,250

Utilities: 0.73%

Water Utilities: 0.73%
Evoqua Water Technologies Company †		262,356	5,997,458

Total Common Stocks (Cost $535,713,271)			823,826,982

	Yield
Short-Term Investments: 0.94%

Investment Companies: 0.94%
Securities Lending Cash Investment LLC (l)(r)(u)	1.60%	3,297,606	3,297,935
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.24	4,490,615	4,490,615

Total Short-Term Investments (Cost $7,788,550)			7,788,550

Total investments in securities (Cost $543,501,821)	100.53%	831,615,532
Other assets and liabilities, net	(0.53)	(4,422,179)

Total net assets	100.00%	$827,193,353

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	3,211,364	126,573,050	126,486,808	3,297,606	$0	$0	$21,214	$3,297,935
Wells Fargo Government Money Market Fund Select Class	370,082	103,565,957	99,445,424	4,490,615	0	0	28,174	4,490,615

					$0	$0	$49,388	$7,788,550	0.94%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2018 (unaudited)	Wells Fargo Omega Growth Fund	11

Assets
Investments in unaffiliated securities (including $3,230,051 of securities loaned), at value (cost $535,713,271)	$823,826,982
Investments in affiliated securities, at value (cost $7,788,550)	7,788,550
Receivable for Fund shares sold	153,584
Receivable for dividends	14,146
Receivable for securities lending income	1,342
Prepaid expenses and other assets	73,383

Total assets	831,857,987

Liabilities
Payable upon receipt of securities loaned	3,297,900
Management fee payable	524,122
Payable for Fund shares redeemed	495,894
Administration fees payable	136,995
Distribution fees payable	43,827
Trustees’ fees and expenses payable	1,896
Accrued expenses and other liabilities	164,000

Total liabilities	4,664,634

Total net assets	$827,193,353

NET ASSETS CONSIST OF
Paid-in capital	$498,293,027
Accumulated net investment loss	(5,375,988)
Accumulated net realized gains on investments	46,162,603
Net unrealized gains on investments	288,113,711

Total net assets	$827,193,353

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$663,405,122
Shares outstanding – Class A1	12,686,296
Net asset value per share – Class A	$52.29
Maximum offering price per share – Class A2	$55.48
Net assets – Class C	$66,914,605
Shares outstanding – Class C1	1,836,270
Net asset value per share – Class C	$36.44
Net assets – Class R	$8,095,971
Shares outstanding – Class R1	163,102
Net asset value per share – Class R	$49.64
Net assets – Administrator Class	$23,156,337
Shares outstanding – Administrator Class[1]	408,668
Net asset value per share – Administrator Class	$56.66
Net assets – Institutional Class	$65,621,318
Shares outstanding – Institutional Class[1]	1,127,164
Net asset value per share – Institutional Class	$58.22

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Omega Growth Fund	Statement of operations—six months ended January 31, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $10,914)	$2,213,223
Income from affiliated securities	49,388

Total investment income	2,262,611

Expenses
Management fee	2,972,992
Administration fees
Class A	638,689
Class C	66,844
Class R	7,079
Administrator Class	12,769
Institutional Class	39,564
Shareholder servicing fees
Class A	760,344
Class C	79,576
Class R	8,224
Administrator Class	24,557
Distribution fees
Class C	238,728
Class R	8,428
Custody and accounting fees	21,383
Professional fees	26,303
Registration fees	42,636
Shareholder report expenses	19,912
Trustees’ fees and expenses	14,873
Other fees and expenses	7,038

Total expenses	4,989,939
Less: Fee waivers and/or expense reimbursements	(39,406)

Net expenses	4,950,533

Net investment loss	(2,687,922)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	66,859,128
Net change in unrealized gains (losses) on investments	82,723,625

Net realized and unrealized gains (losses) on investments	149,582,753

Net increase in net assets resulting from operations	$146,894,831

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Omega Growth Fund	13

	Six months ended January 31, 2018 (unaudited)		Year ended July 31, 2017

Operations
Net investment loss		$(2,687,922)		$(3,775,501)
Net realized gains on investments		66,859,128		105,143,718
Net change in unrealized gains (losses) on investments		82,723,625		20,481,932

Net increase in net assets resulting from operations		146,894,831		121,850,149

Distributions to shareholders from
Net realized gains
Class A		(78,031,972)		(14,517,010)
Class B		N/A		(74,045)[1]
Class C		(10,985,719)		(2,315,756)
Class R		(974,995)		(182,366)
Administrator Class		(2,304,666)		(492,743)
Institutional Class		(6,956,178)		(1,888,610)

Total distributions to shareholders		(99,253,530)		(19,470,530)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	227,325	11,449,147	386,109	17,173,940
Class B	N/A	N/A	11 [1]	310 [1]
Class C	37,282	1,335,425	78,754	2,557,877
Class R	36,791	1,779,354	32,485	1,390,762
Administrator Class	43,399	2,404,258	29,254	1,389,488
Institutional Class	88,957	5,044,912	660,341	31,392,598

		22,013,096		53,904,975

Reinvestment of distributions
Class A	1,554,465	74,101,364	328,215	13,634,032
Class B	N/A	N/A	2,395 [1]	73,511 [1]
Class C	318,920	10,604,105	68,889	2,121,773
Class R	11,375	514,829	1,939	77,183
Administrator Class	39,989	2,065,019	10,178	452,700
Institutional Class	123,732	6,562,759	40,190	1,825,826

		93,848,076		18,185,025

Payment for shares redeemed
Class A	(868,772)	(44,077,019)	(2,356,992)	(103,241,366)
Class B	N/A	N/A	(111,214)[1]	(3,587,613)[1]
Class C	(234,610)	(8,599,170)	(751,077)	(24,503,753)
Class R	(18,234)	(864,679)	(147,893)	(6,089,364)
Administrator Class	(47,487)	(2,569,202)	(500,001)	(22,798,416)
Institutional Class	(247,437)	(13,748,926)	(1,192,233)	(56,958,674)

		(69,858,996)		(217,179,186)

Net increase (decrease) in net assets resulting from capital share transactions		46,002,176		(145,089,186)

Total increase (decrease) in net assets		93,643,477		(42,709,567)

Net assets
Beginning of period		733,549,876		776,259,443

End of period		$827,193,353		$733,549,876

Accumulated net investment loss		$(5,375,988)		$(2,688,066)

[1]	For the period from August 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$49.43	$42.73	$48.29	$49.99	$47.97	$39.09
Net investment loss	(0.17)[1]	(0.22)[1]	(0.19)[1]	(0.28)[1]	(0.49)	(0.02)
Net realized and unrealized gains (losses) on investments	9.94	8.07	(1.44)	5.12	8.28	10.31

Total from investment operations	9.77	7.85	(1.63)	4.84	7.79	10.29
Distributions to shareholders from
Net realized gains	(6.91)	(1.15)	(3.93)	(6.54)	(5.77)	(1.41)
Net asset value, end of period	$52.29	$49.43	$42.73	$48.29	$49.99	$47.97
Total return[2]	21.12%	18.88%	(3.07)%	10.65%	16.58%	27.07%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.28%	1.28%	1.32%	1.32%	1.34%
Net expenses	1.28%	1.28%	1.28%	1.30%	1.30%	1.30%
Net investment loss	(0.68)%	(0.50)%	(0.47)%	(0.58)%	(0.84)%	(0.08)%
Supplemental data
Portfolio turnover rate	30%	76%	84%	94%	101%	88%
Net assets, end of period (000s omitted)	$663,405	$581,967	$573,304	$685,005	$724,071	$668,992

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$36.47	$32.07	$37.55	$40.56	$40.15	$33.18
Net investment loss	(0.27)[1]	(0.41)[1]	(0.39)[1]	(0.51)[1]	(0.65)[1]	(0.31)[1]
Net realized and unrealized gains (losses) on investments	7.15	5.96	(1.16)	4.04	6.83	8.69

Total from investment operations	6.88	5.55	(1.55)	3.53	6.18	8.38
Distributions to shareholders from
Net realized gains	(6.91)	(1.15)	(3.93)	(6.54)	(5.77)	(1.41)
Net asset value, end of period	$36.44	$36.47	$32.07	$37.55	$40.56	$40.15
Total return[2]	20.65%	18.00%	(3.75)%	9.79%	15.73%	26.11%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.03%	2.03%	2.07%	2.07%	2.09%
Net expenses	2.03%	2.03%	2.03%	2.05%	2.05%	2.05%
Net investment loss	(1.43)%	(1.24)%	(1.22)%	(1.33)%	(1.59)%	(0.85)%
Supplemental data
Portfolio turnover rate	30%	76%	84%	94%	101%	88%
Net assets, end of period (000s omitted)	$66,915	$62,543	$74,337	$99,100	$108,073	$83,206

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R		2017	2016	2015	2014	2013
Net asset value, beginning of period	$47.30	$41.04	$46.66	$48.62	$46.90	$38.35
Net investment loss	(0.23)[1]	(0.30)[1]	(0.29)[1]	(0.39)[1]	(0.53)[1]	(0.09)
Net realized and unrealized gains (losses) on investments	9.48	7.71	(1.40)	4.97	8.02	10.05

Total from investment operations	9.25	7.41	(1.69)	4.58	7.49	9.96
Distributions to shareholders from
Net realized gains	(6.91)	(1.15)	(3.93)	(6.54)	(5.77)	(1.41)
Net asset value, end of period	$49.64	$47.30	$41.04	$46.66	$48.62	$46.90
Total return[2]	20.97%	18.58%	(3.30)%	10.38%	16.30%	26.73%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.53%	1.53%	1.57%	1.57%	1.59%
Net expenses	1.52%	1.53%	1.53%	1.55%	1.55%	1.55%
Net investment loss	(0.94)%	(0.72)%	(0.71)%	(0.83)%	(1.09)%	(0.38)%
Supplemental data
Portfolio turnover rate	30%	76%	84%	94%	101%	88%
Net assets, end of period (000s omitted)	$8,096	$6,298	$10,122	$17,199	$20,095	$23,745

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Omega Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$52.99	$45.65	$51.20	$52.50	$50.00	$40.60
Net investment income (loss)	(0.14)[1]	(0.12)[1]	(0.12)[1]	(0.17)[1]	(0.31)[1]	0.07 [1]
Net realized and unrealized gains (losses) on investments	10.72	8.61	(1.50)	5.41	8.58	10.74

Total from investment operations	10.58	8.49	(1.62)	5.24	8.27	10.81
Distributions to shareholders from
Net realized gains	(6.91)	(1.15)	(3.93)	(6.54)	(5.77)	(1.41)
Net asset value, end of period	$56.66	$52.99	$45.65	$51.20	$52.50	$50.00
Total return[2]	21.23%	19.08%	(2.84)%	10.91%	16.89%	27.35%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.20%	1.19%	1.15%	1.15%	1.17%
Net expenses	1.10%	1.10%	1.08%	1.05%	1.05%	1.05%
Net investment income (loss)	(0.50)%	(0.25)%	(0.27)%	(0.33)%	(0.59)%	0.16%
Supplemental data
Portfolio turnover rate	30%	76%	84%	94%	101%	88%
Net assets, end of period (000s omitted)	$23,156	$19,754	$38,039	$86,756	$115,281	$69,264

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$54.21	$46.55	$52.01	$53.10	$50.40	$40.81
Net investment income (loss)	(0.07)[1]	(0.03)[1]	(0.00)[2]	(0.04)[1]	(0.24)	0.11 [1]
Net realized and unrealized gains (losses) on investments	10.99	8.84	(1.53)	5.49	8.71	10.89

Total from investment operations	10.92	8.81	(1.53)	5.45	8.47	11.00
Distributions to shareholders from
Net realized gains	(6.91)	(1.15)	(3.93)	(6.54)	(5.77)	(1.41)
Net asset value, end of period	$58.22	$54.21	$46.55	$52.01	$53.10	$50.40
Total return[3]	21.39%	19.40%	(2.61)%	11.20%	17.17%	27.68%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.95%	0.95%	0.90%	0.89%	0.91%
Net expenses	0.85%	0.85%	0.83%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.25)%	(0.06)%	(0.01)%	(0.09)%	(0.36)%	0.24%
Supplemental data
Portfolio turnover rate	30%	76%	84%	94%	101%	88%
Net assets, end of period (000s omitted)	$65,621	$62,987	$76,980	$87,085	$49,960	$3,507

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Omega Growth Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

20	Wells Fargo Omega Growth Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $543,417,698 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$294,724,616
Gross unrealized losses	(6,526,782)
Net unrealized gains	$288,197,834

As of July 31, 2017, the Fund had a qualified late-year ordinary loss of $2,664,388 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy

Notes to financial statements (unaudited)	Wells Fargo Omega Growth Fund	21

gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$138,320,671	$0	$0	$138,320,671
Consumer staples	13,610,129	0	0	13,610,129
Energy	5,743,374	0	0	5,743,374
Financials	37,312,954	0	0	37,312,954
Health care	82,174,654	0	0	82,174,654
Industrials	109,745,328	0	0	109,745,328
Information technology	372,407,047	0	0	372,407,047
Materials	54,938,117	0	0	54,938,117
Real estate	3,577,250	0	0	3,577,250
Utilities	5,997,458	0	0	5,997,458

Short-term investments
Investment companies	4,490,615	0	0	4,490,615
Investments measured at net asset value*				3,297,935
Total assets	$828,317,597	$0	$0	$831,615,532

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,297,935 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.555% as the average daily net assets of the Fund increase. For the six months ended January 31, 2018, the management fee was equivalent to an annual rate of 0.78% of the Fund’s average daily net assets.

22	Wells Fargo Omega Growth Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.30% for Class A shares, 2.05% for Class C shares, 1.55% for Class R shares, 1.10% for Administrator Class shares, and 0.85% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2018, Funds Distributor received $8,000 from the sale of Class A shares and $58 in contingent deferred sales charges from redemptions of Class C shares, respectively. No contingent deferred sales charges were incurred by Class A for the six months ended January 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2018 were $223,178,007 and $284,733,908, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or

Notes to financial statements (unaudited)	Wells Fargo Omega Growth Fund	23

emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended January 31, 2018, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Omega Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Omega Growth Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Omega Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Omega Growth Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Omega Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309121 03-18 SA211/SAR211 01-18

Semi-Annual Report

January 31, 2018

Wells Fargo

Premier Large Company Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Premier Large Company Growth Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

While investing in stocks and bonds generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Premier Large Company Growth Fund for the six-month period that ended January 31, 2018. While investing in stocks generally delivered favorable returns during the past six months, fixed-income investments in the U.S. diverged from the global trend. U.S. and international stocks delivered similar results, with returns of 15.43% and 13.50%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays Global Aggregate ex-USD Index3 earned 4.50%. In the U.S., fixed-income investments, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index4, fell 0.35% and the Bloomberg Barclays Municipal Bond Index5 declined 0.19%.

As global growth improved in the third quarter of 2017, investment markets advanced.

Globally, stocks moved higher during the late summer of 2017 as they were subject to the same positive economic conditions that influenced their advances during first half of the year: moderately accelerating global economic growth supported by improving corporate earnings as well as low inflation and interest rates. Brief episodes of geopolitical tensions, primarily associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding the new U.S. administration’s trade policies, did not discourage investing activity. In the U.S., economic data released during the quarter reflected a generally healthy economy. Second-quarter economic output grew at a 3.1% annual rate.

Outside the U.S., stocks in international developed and emerging markets were supported by improved economic growth. Advances in emerging markets equity valuations slowed compared with the pace of the first half of 2017 but continued an upward path. Central banks in Europe, Asia, and Japan maintained low-interest-rate policies that supported business growth and equity investing.

In the U.S., Federal Reserve (Fed) officials announced in October plans to begin the process of unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattening of the yield curve persisted.

Positive economic and market news continued as 2017 closed and 2018 began.

During the fourth quarter of 2017, stock markets continued an upward trajectory. Synchronous economic expansion worldwide continued with mild inflation and low volatility. Data released during the quarter reflected a healthy U.S. economy.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Premier Large Company Growth Fund	3

Third-quarter economic output grew at a 3.2% annual rate. Increased hiring pushed the unemployment rate down to a 17-year low of 4.1%. Tax reform in the U.S. that passed as the year ended also encouraged increased spending among businesses and individuals. Signs of long-awaited wage growth appeared to emerge.

Outside the U.S., economies continued to strengthen. In December, the Organisation for Economic Co-operation and Development (OECD) reported that the global economy has been expanding at its fastest rate since 2010; all 35 countries the OECD follows were on track to expand for 2017. International economies have benefited from catalysts such as economic stimulus, improving employment, increased investment, accelerated trade growth, and the firming of prices for some of the commodities that are essential exports of many international economies.

October 2017 marked one year since regulatory reform of money market investing in the U.S. By December 2017, money market fund asset levels exceeded their December 2016 levels, reflecting continued investor demand for the short-term investment opportunities afforded them by money market funds.

In December 2017, the Fed raised the federal funds rate target to a range of 1.25% to 1.50%. The Fed also began reducing its bond portfolio. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Premier Large Company Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CPA

Bob Gruendyke, CFA®‡

Thomas C. Ognar, CFA®

Bruce C. Olson, CFA®*

Average annual total returns (%) as of January 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKJAX)	1-20-1998	31.01	13.32	11.02	38.99	14.68	11.67	1.14	1.11
Class C (EKJCX)	1-22-1998	36.86	13.80	10.84	37.86	13.80	10.84	1.89	1.86
Class R4 (EKJRX)	11-30-2012	–	–	–	39.41	15.01	12.02	0.86	0.80
Class R6 (EKJFX)	11-30-2012	–	–	–	39.58	15.19	12.11	0.71	0.65
Administrator Class (WFPDX)	7-16-2010	–	–	–	39.15	14.84	11.81	1.06	1.00
Institutional Class (EKJYX)	6-30-1999	–	–	–	39.58	15.16	12.09	0.81	0.70
Russell 1000® Growth Index[4]	–	–	–	–	34.89	17.95	11.65	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Premier Large Company Growth Fund	5

Ten largest holdings (%) as of January 31, 2018[5]
Amazon.com Incorporated	6.93
Facebook Incorporated Class A	5.38
Alphabet Incorporated Class A	5.21
Microsoft Corporation	4.41
Visa Incorporated Class A	3.38
Microchip Technology Incorporated	2.94
MasterCard Incorporated Class A	2.37
PayPal Holdings Incorporated	2.24
Praxair Incorporated	1.91
Texas Instruments Incorporated	1.91

Sector distribution as of January 31, 2018[6]

‡	Mr. Gruendyke became a portfolio manager of the Fund on December 1, 2017.

*	Mr. Olson has announced his intention to retire from Wells Capital Management on April 30, 2018.

[1]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Premier Large Company Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2017	Ending account value 1-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,205.94	$6.17	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class C
Actual	$1,000.00	$1,201.75	$10.32	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.83	$9.45	1.86%
Class R4
Actual	$1,000.00	$1,208.26	$4.45	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$1,209.32	$3.62	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Administrator Class
Actual	$1,000.00	$1,206.77	$5.56	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Institutional Class
Actual	$1,000.00	$1,208.96	$3.90	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Premier Large Company Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.91%

Consumer Discretionary: 14.64%

Hotels, Restaurants & Leisure: 0.97%
Royal Caribbean Cruises Limited	187,540	$25,045,967

Household Durables: 0.94%
Mohawk Industries Incorporated †	86,630	24,348,228

Internet & Direct Marketing Retail: 8.05%
Amazon.com Incorporated †	123,550	179,257,460
Netflix Incorporated †	106,280	28,727,484

		207,984,944

Media: 0.85%
Live Nation Incorporated †	486,450	21,919,437

Multiline Retail: 1.04%
Dollar Tree Incorporated †	233,790	26,885,850

Specialty Retail: 2.79%
Burlington Stores Incorporated †	182,520	22,214,509
O’Reilly Automotive Incorporated †	58,400	15,457,896
The Home Depot Incorporated	172,200	34,594,980

		72,267,385

Consumer Staples: 3.10%

Beverages: 1.54%
Constellation Brands Incorporated Class A	181,450	39,822,832

Food & Staples Retailing: 0.48%
Costco Wholesale Corporation	63,560	12,385,937

Personal Products: 1.08%
The Estee Lauder Companies Incorporated Class A	206,710	27,897,582

Energy: 1.34%

Oil, Gas & Consumable Fuels: 1.34%
Concho Resources Incorporated †	155,500	24,481,920
RSP Permian Incorporated †	254,200	10,086,656

		34,568,576

Financials: 6.37%

Banks: 0.25%
Webster Financial Corporation	113,550	6,429,201

Capital Markets: 6.12%
CME Group Incorporated	241,230	37,023,980
MarketAxess Holdings Incorporated	160,930	31,576,075
Morgan Stanley	493,890	27,929,480

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Premier Large Company Growth Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
Raymond James Financial Incorporated	212,326	$20,466,103
TD Ameritrade Holding Corporation	237,540	13,252,357
The Charles Schwab Corporation	523,350	27,915,489

		158,163,484

Health Care: 12.85%

Biotechnology: 4.02%
BioMarin Pharmaceutical Incorporated †	211,890	19,118,835
Exelixis Incorporated †	532,340	16,135,225
Incyte Corporation †	19,410	1,752,529
Neurocrine Biosciences Incorporated †	199,610	17,060,667
Sage Therapeutics Incorporated †	33,900	6,456,170
Vertex Pharmaceuticals Incorporated †	260,520	43,472,972

		103,996,398

Health Care Equipment & Supplies: 3.56%
Boston Scientific Corporation †	1,040,910	29,103,844
Edwards Lifesciences Corporation †	257,020	32,533,592
Intuitive Surgical Incorporated †	31,290	13,506,954
West Pharmaceutical Services Incorporated	168,780	16,911,756

		92,056,146

Health Care Technology: 0.62%
Veeva Systems Incorporated Class A †	255,470	16,058,844

Life Sciences Tools & Services: 1.80%
Agilent Technologies Incorporated	284,550	20,894,507
PRA Health Sciences Incorporated †	281,350	25,619,731

		46,514,238

Pharmaceuticals: 2.85%
Bristol-Myers Squibb Company	333,960	20,905,896
Catalent Incorporated †	227,000	10,564,580
Zoetis Incorporated	549,438	42,158,378

		73,628,854

Industrials: 11.03%

Aerospace & Defense: 1.66%
Raytheon Company	158,110	33,035,503
The Boeing Company	27,960	9,908,185

		42,943,688

Air Freight & Logistics: 1.53%
FedEx Corporation	126,300	33,151,224
XPO Logistics Incorporated †	66,520	6,282,149

		39,433,373

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Premier Large Company Growth Fund	9

Security name	Shares	Value

Commercial Services & Supplies: 2.28%
KAR Auction Services Incorporated	449,907	$24,537,928
Waste Connections Incorporated	480,595	34,516,333

		59,054,261

Industrial Conglomerates: 1.22%
Honeywell International Incorporated	197,860	31,592,306

Machinery: 1.15%
Fortive Corporation	311,435	23,675,289
Nordson Corporation	42,490	6,106,663

		29,781,952

Professional Services: 0.43%
TransUnion †	184,970	10,979,819

Road & Rail: 2.76%
CSX Corporation	92,780	5,267,121
Norfolk Southern Corporation	159,590	24,078,939
Union Pacific Corporation	314,220	41,948,370

		71,294,430

Information Technology: 46.82%

Electronic Equipment, Instruments & Components: 0.62%
TE Connectivity Limited	155,400	15,933,162

Internet Software & Services: 16.32%
Alibaba Group Holding Limited ADR †«	43,420	8,870,272
Alphabet Incorporated Class A †	113,820	134,560,280
Alphabet Incorporated Class C †	21,978	25,712,941
CoStar Group Incorporated †	69,480	24,047,723
eBay Incorporated †	642,750	26,082,795
Facebook Incorporated Class A †	743,470	138,947,108
LogMeIn Incorporated	213,080	26,805,464
MercadoLibre Incorporated	59,870	23,175,677
Shopify Incorporated Class A †	106,230	13,588,942

		421,791,202

IT Services: 10.66%
Euronet Worldwide Incorporated †	257,596	24,180,537
Global Payments Incorporated	145,610	16,276,286
MasterCard Incorporated Class A	362,700	61,296,300
PayPal Holdings Incorporated †	679,650	57,987,738
Square Incorporated Class A †«	444,790	20,865,099
Switch Incorporated Class A	474,848	7,702,035
Visa Incorporated Class A	703,130	87,349,840

		275,657,835

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Premier Large Company Growth Fund	Portfolio of investments—January 31, 2018 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 6.35%
Broadcom Limited		156,683	$38,862,084
Microchip Technology Incorporated		799,230	76,102,681
Texas Instruments Incorporated		449,960	49,347,113

			164,311,878

Software: 12.17%
Activision Blizzard Incorporated		245,940	18,231,532
Adobe Systems Incorporated †		195,439	39,040,895
Microsoft Corporation		1,199,110	113,927,441
Proofpoint Incorporated †		193,580	19,749,032
salesforce.com Incorporated †		324,430	36,955,821
ServiceNow Incorporated †		257,810	38,380,175
Splunk Incorporated †		66,965	6,185,557
Take-Two Interactive Software Incorporated †		132,620	16,798,975
Ultimate Software Group Incorporated †		108,802	25,338,898

			314,608,326

Technology Hardware, Storage & Peripherals: 0.70%
Apple Incorporated		108,510	18,167,829

Materials: 2.91%

Chemicals: 2.91%
Ecolab Incorporated		186,660	25,699,349
Praxair Incorporated		306,200	49,448,238

			75,147,587

Real Estate: 0.85%

Equity REITs: 0.85%
American Tower Corporation		149,970	22,150,566

Total Common Stocks (Cost $1,328,997,478)			2,582,822,117

	Yield
Short-Term Investments: 1.07%

Investment Companies: 1.07%
Securities Lending Cash Investment LLC (l)(r)(u)	1.60%	13,804,031	13,805,411
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.24	13,810,798	13,810,798

Total Short-Term Investments (Cost $27,616,209)			27,616,209

Total investments in securities (Cost $1,356,613,687)	100.98%	2,610,438,326
Other assets and liabilities, net	(0.98)	(25,459,981)

Total net assets	100.00%	$2,584,978,345

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2018 (unaudited)	Wells Fargo Premier Large Company Growth Fund	11

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	46,026,258	199,910,746	232,132,973	13,804,031	$1,723	$(1,715)	$43,290	$13,805,411
Wells Fargo Government Money Market Fund Select Class	9,162,823	357,474,711	352,826,736	13,810,798	0	0	67,024	13,810,798

					$1,723	$(1,715)	$110,314	$27,616,209	1.07%

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Premier Large Company Growth Fund	Statement of assets and liabilities—January 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $13,519,968 of securities loaned), at value (cost $1,328,997,478)	$2,582,822,117
Investments in affiliated securities, at value (cost $27,616,209)	27,616,209
Receivable for investments sold	2,783,690
Receivable for Fund shares sold	1,619,535
Receivable for dividends	859,673
Receivable for securities lending income	5,347
Prepaid expenses and other assets	166,931

Total assets	2,615,873,502

Liabilities
Payable upon receipt of securities loaned	13,802,450
Payable for investments purchased	9,385,664
Payable for Fund shares redeemed	5,418,113
Management fee payable	1,263,784
Administration fees payable	348,747
Distribution fee payable	132,239
Trustees’ fees and expenses payable	1,868
Accrued expenses and other liabilities	542,292

Total liabilities	30,895,157

Total net assets	$2,584,978,345

NET ASSETS CONSIST OF
Paid-in capital	$1,229,735,101
Accumulated net investment loss	(3,810,290)
Accumulated net realized gains on investments	105,228,895
Net unrealized gains on investments	1,253,824,639

Total net assets	$2,584,978,345

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,081,226,624
Shares outstanding – Class A1	75,128,519
Net asset value per share – Class A	$14.39
Maximum offering price per share – Class A2	$15.27
Net assets – Class C	$212,272,762
Shares outstanding – Class C1	18,698,145
Net asset value per share – Class C	$11.35
Net assets – Class R4	$3,800,814
Share outstanding – Class R4[1]	254,682
Net asset value per share – Class R4	$14.92
Net assets – Class R6	$190,542,394
Shares outstanding – Class R6[1]	12,634,125
Net asset value per share – Class R6	$15.08
Net assets – Administrator Class	$83,229,552
Shares outstanding – Administrator Class[1]	5,692,692
Net asset value per share – Administrator Class	$14.62
Net assets – Institutional Class	$1,013,906,199
Shares outstanding – Institutional Class[1]	67,406,138
Net asset value per share – Institutional Class	$15.04

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2018 (unaudited)	Wells Fargo Premier Large Company Growth Fund	13

Investment income
Dividends (net of foreign withholding taxes of $18,244)	$9,887,000
Income from affiliated securities	110,314

Total investment income	9,997,314

Expenses
Management fee	8,118,874
Administration fees
Class A	1,070,803
Class C	216,445
Class R4	1,430
Class R6	25,839
Administrator Class	53,982
Institutional Class	631,834
Shareholder servicing fees
Class A	1,274,765
Class C	257,673
Class R4	1,787
Administrator Class	103,812
Distribution fee
Class C	773,019
Custody and accounting fees	85,786
Professional fees	27,197
Registration fees	65,662
Shareholder report expenses	106,418
Trustees’ fees and expenses	14,356
Other fees and expenses	39,937

Total expenses	12,869,619
Less: Fee waivers and/or expense reimbursements	(900,994)

Net expenses	11,968,625

Net investment loss	(1,971,311)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	197,774,208
Affiliated securities	1,723

Net realized gains on investments	197,775,931

Net change in unrealized gains (losses) on:
Unaffiliated securities	267,538,546
Affiliated securities	(1,715)

Net change in unrealized gains (losses) on investments	267,536,831

Net realized and unrealized gains (losses) on investments	465,312,762

Net increase in net assets resulting from operations	$463,341,451

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Premier Large Company Growth Fund	Statement of changes in net assets

	Six months ended January 31, 2018 (unaudited)		Year ended July 31, 2017

Operations
Net investment loss		$(1,971,311)		$(2,578,112)
Net realized gains on investments		197,775,931		573,282,638
Net change in unrealized gains (losses) on investments		267,536,831		(214,116,686)

Net increase in net assets resulting from operations		463,341,451		356,587,840

Distributions to shareholders from
Net realized gains
Class A		(227,679,727)		(141,609,478)
Class B		N/A		(64,503)[1]
Class C		(54,543,209)		(28,218,921)
Class R4		(746,155)		(356,581)
Class R6		(37,680,602)		(14,601,788)
Administrator Class		(18,099,486)		(11,817,935)
Institutional Class		(222,234,431)		(94,245,557)

Total distributions to shareholders		(560,983,610)		(290,914,763)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,912,792	27,389,485	6,001,464	83,780,770
Class B	N/A	N/A	657 [1]	7,221 [1]
Class C	1,112,398	12,193,247	1,164,251	13,390,566
Class R4	51,735	803,859	67,177	939,076
Class R6	838,391	13,734,759	1,591,648	23,787,894
Administrator Class	248,551	3,833,815	991,894	14,305,839
Institutional Class	7,688,342	125,373,032	28,960,656	420,855,765

		183,328,197		557,067,131

Reinvestment of distributions
Class A	15,972,127	209,554,313	10,164,417	132,137,425
Class B	N/A	N/A	4,868 [1]	53,503 [1]
Class C	4,459,739	46,202,895	2,029,580	22,223,900
Class R4	54,558	741,983	26,770	356,581
Class R6	2,631,345	36,154,683	1,045,350	14,018,149
Administrator Class	1,320,910	17,607,730	870,110	11,433,242
Institutional Class	14,695,688	201,477,896	5,849,310	78,322,263

		511,739,500		258,545,063

Payment for shares redeemed
Class A	(7,099,702)	(106,618,015)	(67,446,125)	(941,219,557)
Class B	N/A	N/A	(74,169)[1]	(895,170)[1]
Class C	(2,892,046)	(35,267,685)	(10,665,863)	(126,947,986)
Class R4	(77,517)	(1,243,585)	(133,927)	(1,970,170)
Class R6	(1,586,717)	(25,296,891)	(3,768,974)	(55,499,096)
Administrator Class	(1,225,555)	(18,640,507)	(16,274,337)	(233,767,928)
Institutional Class	(14,898,468)	(224,755,144)	(47,785,920)	(691,184,624)

		(411,821,827)		(2,051,484,531)

Net increase (decrease) in net assets resulting from capital share transactions		283,245,870		(1,235,872,337)

Total increase (decrease) in net assets		185,603,711		(1,170,199,260)

Net assets
Beginning of period		2,399,374,634		3,569,573,894

End of period		$2,584,978,345		$2,399,374,634

Accumulated net investment loss		$(3,810,290)		$(1,838,979)

[1]	For the period from August 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Premier Large Company Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.34	$14.68	$16.28	$14.55	$12.57	$10.21
Net investment loss	(0.02)	(0.03)[1]	(0.03)	(0.03)	(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments	2.82	2.12	(0.52)	1.97	2.03	2.38

Total from investment operations	2.80	2.09	(0.55)	1.94	1.98	2.36
Distributions to shareholders from
Net realized gains	(3.75)	(1.43)	(1.05)	(0.21)	0.00	0.00
Net asset value, end of period	$14.39	$15.34	$14.68	$16.28	$14.55	$12.57
Total return[2]	20.59%	16.01%	(3.22)%	13.46%	15.75%	23.11%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.14%	1.13%	1.16%	1.17%	1.19%
Net expenses	1.11%	1.11%	1.11%	1.12%	1.12%	1.12%
Net investment loss	(0.30)%	(0.20)%	(0.17)%	(0.18)%	(0.36)%	(0.15)%
Supplemental data
Portfolio turnover rate	18%	65%	47%	44%	37%	32%
Net assets, end of period (000s omitted)	$1,081,227	$986,791	$1,697,746	$2,280,107	$1,908,455	$1,515,862

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$12.86	$12.64	$14.27	$12.87	$11.20	$9.17
Net investment loss	(0.07)[1]	(0.12)[1]	(0.12)[1]	(0.13)[1]	(0.14)[1]	(0.09)[1]
Net realized and unrealized gains (losses) on investments	2.31	1.77	(0.46)	1.74	1.81	2.12

Total from investment operations	2.24	1.65	(0.58)	1.61	1.67	2.03
Distributions to shareholders from
Net realized gains	(3.75)	(1.43)	(1.05)	(0.21)	0.00	0.00
Net asset value, end of period	$11.35	$12.86	$12.64	$14.27	$12.87	$11.20
Total return[2]	20.17%	15.05%	(3.92)%	12.65%	14.91%	22.14%
Ratios to average net assets (annualized)
Gross expenses	1.90%	1.89%	1.88%	1.91%	1.92%	1.94%
Net expenses	1.86%	1.86%	1.86%	1.87%	1.87%	1.87%
Net investment loss	(1.05)%	(0.95)%	(0.92)%	(0.93)%	(1.11)%	(0.91)%
Supplemental data
Portfolio turnover rate	18%	65%	47%	44%	37%	32%
Net assets, end of period (000s omitted)	$212,273	$206,026	$296,896	$388,290	$374,136	$279,203

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Premier Large Company Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R4		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$15.75	$15.00	$16.56	$14.75	$12.70	$10.81
Net investment income (loss)	0.00 [2,3]	0.01 [2]	0.02 [2]	0.02	(0.01)	0.00 [3]
Net realized and unrealized gains (losses) on investments	2.92	2.17	(0.53)	2.00	2.06	1.89

Total from investment operations	2.92	2.18	(0.51)	2.02	2.05	1.89
Distributions to shareholders from
Net realized gains	(3.75)	(1.43)	(1.05)	(0.21)	0.00	0.00
Net asset value, end of period	$14.92	$15.75	$15.00	$16.56	$14.75	$12.70
Total return[4]	20.83%	16.30%	(2.91)%	13.82%	16.14%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.85%	0.83%	0.84%	0.85%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.02%	0.09%	0.13%	0.13%	(0.11)%	0.06%
Supplemental data
Portfolio turnover rate	18%	65%	47%	44%	37%	32%
Net assets, end of period (000s omitted)	$3,801	$3,559	$3,988	$2,129	$765	$131

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
CLASS R6		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$15.87	$15.08	$16.62	$14.77	$12.71	$10.81
Net investment income	0.01 [2]	0.03 [2]	0.04 [2]	0.05	0.01	0.00 [3]
Net realized and unrealized gains (losses) on investments	2.95	2.19	(0.53)	2.01	2.05	1.90

Total from investment operations	2.96	2.22	(0.49)	2.06	2.06	1.90
Distributions to shareholders from
Net realized gains	(3.75)	(1.43)	(1.05)	(0.21)	0.00	0.00
Net asset value, end of period	$15.08	$15.87	$15.08	$16.62	$14.77	$12.71
Total return[4]	20.93%	16.48%	(2.78)%	14.00%	16.29%	17.58%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.71%	0.70%	0.68%	0.69%	0.71%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	0.17%	0.25%	0.28%	0.29%	0.09%	0.05%
Supplemental data
Portfolio turnover rate	18%	65%	47%	44%	37%	32%
Net assets, end of period (000s omitted)	$190,542	$170,657	$179,198	$166,768	$163,871	$4,629

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Premier Large Company Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.52	$14.82	$16.41	$14.63	$12.62	$10.24
Net investment loss	(0.01)[1]	(0.01)[1]	(0.00)[1,2]	(0.00)[2]	(0.02)	(0.00)[2]
Net realized and unrealized gains (losses) on investments	2.86	2.14	(0.54)	1.99	2.03	2.38

Total from investment operations	2.85	2.13	(0.54)	1.99	2.01	2.38
Distributions to shareholders from
Net realized gains	(3.75)	(1.43)	(1.05)	(0.21)	0.00	0.00
Net asset value, end of period	$14.62	$15.52	$14.82	$16.41	$14.63	$12.62
Total return[3]	20.68%	16.14%	(3.13)%	13.73%	15.93%	23.24%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.06%	1.04%	1.00%	1.00%	1.04%
Net expenses	1.00%	1.00%	0.98%	0.95%	0.95%	0.95%
Net investment loss	(0.19)%	(0.06)%	(0.02)%	(0.01)%	(0.19)%	(0.01)%
Supplemental data
Portfolio turnover rate	18%	65%	47%	44%	37%	32%
Net assets, end of period (000s omitted)	$83,230	$82,998	$292,900	$1,129,970	$1,325,864	$640,494

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2018 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$15.84	$15.06	$16.61	$14.77	$12.71	$10.28
Net investment income	0.01 [1]	0.02 [1]	0.03 [1]	0.03	0.01 [1]	0.00 [2]
Net realized and unrealized gains (losses) on investments	2.94	2.19	(0.53)	2.02	2.05	2.43

Total from investment operations	2.95	2.21	(0.50)	2.05	2.06	2.43
Distributions to shareholders from
Net realized gains	(3.75)	(1.43)	(1.05)	(0.21)	0.00	0.00
Net asset value, end of period	$15.04	$15.84	$15.06	$16.61	$14.77	$12.71
Total return[3]	20.90%	16.44%	(2.85)%	14.01%	16.21%	23.64%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.81%	0.80%	0.74%	0.74%	0.76%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.71%
Net investment income	0.12%	0.19%	0.23%	0.23%	0.07%	0.16%
Supplemental data
Portfolio turnover rate	18%	65%	47%	44%	37%	32%
Net assets, end of period (000s omitted)	$1,013,906	$949,344	$1,097,976	$1,313,281	$1,031,979	$1,328,994

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Premier Large Company Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

22	Wells Fargo Premier Large Company Growth Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2018, the aggregate cost of all investments for federal income tax purposes was $1,358,182,936 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,257,677,623
Gross unrealized losses	(5,422,233)
Net unrealized gains	$1,252,255,390

As of July 31, 2017, the Fund had a qualified late-year ordinary loss of $1,820,726 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to financial statements (unaudited)	Wells Fargo Premier Large Company Growth Fund	23

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$378,451,811	$0	$0	$378,451,811
Consumer staples	80,106,351	0	0	80,106,351
Energy	34,568,576	0	0	34,568,576
Financials	164,592,685	0	0	164,592,685
Health care	332,254,480	0	0	332,254,480
Industrials	285,079,829	0	0	285,079,829
Information technology	1,210,470,232	0	0	1,210,470,232
Materials	75,147,587	0	0	75,147,587
Real estate	22,150,566	0	0	22,150,566

Short-term investments
Investment companies	13,810,798	0	0	13,810,798
Investments measured at net asset value*				13,805,411
Total assets	$2,596,632,915	$0	$0	$2,610,438,326

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $13,805,411 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2018, the management fee was equivalent to an annual rate of 0.66% of the Fund’s average daily net assets.

24	Wells Fargo Premier Large Company Growth Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.275% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 1.00% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2018, Funds Distributor received $15,400 from the sale of Class A shares and $140 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended January 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2018 were $442,977,852 and $731,765,677 respectively.

Notes to financial statements (unaudited)	Wells Fargo Premier Large Company Growth Fund	25

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $250,000,000.

For the six months ended January 31, 2018, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Premier Large Company Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Premier Large Company Growth Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Premier Large Company Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Premier Large Company Growth Fund	29

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Premier Large Company Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309122 03-18 SA212/SAR212 01-18

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date: March 29, 2018

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: March 29, 2018